UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:     811-09417

     BlackRock Pennsylvania Strategic Municipal Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Pennsylvania Strategic Municipal Trust
                    40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:     888-825-2257

Date of fiscal year end:     December 31, 2005

Date of reporting period:     June 30, 2005

Item 1. Reports to Shareholders.
The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

FIXED INCOME	LIQUIDITY	EQUITIES	ALTERNATIVES	BLACKROCK SOLUTIONS

BlackRock
Closed-End Funds
Semi-Annual Report

JUNE 30, 2005 (Unaudited)

BlackRock Insured Municipal 2008 Term Trust (BRM)

BlackRock Insured Municipal Term Trust (BMT)

BlackRock Municipal 2018 Term Trust (BPK)

BlackRock Municipal 2020 Term Trust (BKK)

BlackRock Municipal Target Term Trust (BMN)

BlackRock Strategic Municipal Trust (BSD)

BlackRock California Insured Municipal 2008 Term Trust (BFC)

BlackRock California Municipal 2018 Term Trust (BJZ)

BlackRock Florida Insured Municipal 2008 Term Trust (BRF)

BlackRock Florida Municipal 2020 Term Trust (BFO)

BlackRock New York Insured Municipal 2008 Term Trust (BLN)

BlackRock New York Municipal 2018 Term Trust (BLH)

BlackRock Pennsylvania Strategic Municipal Trust (BPS)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

Privacy Principles of the Trusts

          The Trusts are committed to maintaining the privacy of shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Trusts collect, how we protect that information and why, in certain cases, we may share information with select other parties.

          Generally, the Trusts do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of shareholders may become available to the Trusts. The Trusts do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

          The Trusts restrict access to non-public personal information about their shareholders to BlackRock employees with a legitimate business need for the information. The Trusts maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

LETTER TO SHAREHOLDERS

June 30, 2005

Dear Shareholder:

          We are pleased to report that during the semi-annual period, the Trusts provided monthly income, as well as the opportunity to invest in various portfolios of municipal securities. This report contains the Trusts’ unaudited financial statements and a listing of the portfolios’ holdings.

          The portfolio management team continuously monitors the municipal bond market and adjusts the portfolios in order to gain exposure to various issuers, revenue sources and security types. This strategy enables the Trusts to move among different sectors, credits and coupons to capitalize on changing market conditions.

          The following table shows the Trusts’ current yields, tax-equivalent yields, closing market prices per share and net asset values (“NAV”) per share as of June 30, 2005.

		Tax-	Closing
	Current	Equivalent	Market
Trust (Ticker)	Yield[1]	Yield[2]	Price	NAV

BlackRock Insured Municipal 2008 Term Trust (BRM)	4.93%	7.58%	$16.12	$16.33

BlackRock Insured Municipal Term Trust (BMT)	5.14	7.91	11.18	10.87

BlackRock Municipal 2018 Term Trust (BPK)	4.92	7.57	15.85	15.91

BlackRock Municipal 2020 Term Trust (BKK)	6.31	9.71	14.86	15.36

BlackRock Municipal Target Term Trust (BMN)	4.72	7.26	10.17	10.32

BlackRock Strategic Municipal Trust (BSD)	5.90	9.08	16.20	15.92

BlackRock California Insured Municipal 2008 Term Trust (BFC)	4.78	7.35	16.17	16.42

BlackRock California Municipal 2018 Term Trust (BJZ)	4.92	7.57	14.95	15.30

BlackRock Florida Insured Municipal 2008 Term Trust (BRF)	4.85	7.46	15.46	15.50

BlackRock Florida Municipal 2020 Term Trust (BFO)	5.67	8.72	14.28	15.03

BlackRock New York Insured Municipal 2008 Term Trust (BLN)	4.73	7.28	15.85	16.17

BlackRock New York Municipal 2018 Term Trust (BLH)	4.76	7.32	15.43	16.25

BlackRock Pennsylvania Strategic Municipal Trust (BPS)	5.82	8.95	15.26	15.51

[1]	Yields are based on closing market price. These yields may increase/decrease due to an increase/decrease in the monthly distribution per common share.
[2]	Tax-equivalent yield assumes the maximum Federal tax rate of 35%.

          BlackRock, Inc. (“BlackRock”), a world leader in asset management, has a proven commitment to the municipal bond market. As of June 30, 2005, BlackRock managed over $26 billion in municipal bonds, including seven open-end and 37 closed-end municipal bond funds. BlackRock is recognized for its emphasis on risk management and proprietary analytics and for its reputation managing money for the world’s largest institutional investors. BlackRock Advisors, Inc., and its affiliate, BlackRock Financial Management, Inc., which manage the Trusts, are wholly owned subsidiaries of BlackRock.

          On behalf of BlackRock, we thank you for your continued trust and assure you that we remain committed to excellence in managing your assets.

Sincerely,

Laurence D. Fink	Ralph L. Schlosstein
Chief Executive Officer	President
BlackRock Advisors, Inc.	BlackRock Advisors, Inc.

TRUST SUMMARIES (unaudited)
JUNE 30, 2005
BlackRock Insured Municipal 2008 Term Trust (BRM)

Trust Information

Symbol on New York Stock Exchange:	BRM

Initial Offering Date:	September 18, 1992

Termination Date (on or about):	December 31, 2008

Closing Market Price as of 6/30/05:	$16.12

Net Asset Value as of 6/30/05:	$16.33

Yield on Closing Market Price as of 6/30/05 ($16.12):[1]	4.93%

Current Monthly Distribution per Common Share:[2]	$0.066250

Current Annualized Distribution per Common Share:[2]	$0.795000

Leverage as of 6/30/05:[3]	38%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	6/30/05	12/31/04	Change	High	Low

Market Price	$16.12	$16.31	(1.16)%	$16.48	$15.73

NAV	$16.33	$16.75	(2.51)%	$16.77	$16.25

The following chart shows the portfolio composition of the Trust’s long-term investments:

Sector Breakdown

Sector	June 30, 2005	December 31, 2004

City, County & State	32%	32%

Power	23	22

Education	10	11

Industrial & Pollution Control	9	9

Lease Revenue	7	6

Transportation	6	8

Tax Revenue	5	5

Hospital	4	4

Water & Sewer	4	3

As of June 30, 2005, all long-term investments had ratings of AAA/Aaa by Standard & Poor’s (“S&P”), Moody’s Investors Service (“Moody’s”) or Fitch Ratings (“Fitch”).

TRUST SUMMARIES (unaudited)
JUNE 30, 2005
BlackRock Insured Municipal Term Trust (BMT)

Trust Information

Symbol on New York Stock Exchange:	BMT

Initial Offering Date:	February 20, 1992

Termination Date (on or about):	December 31, 2010

Closing Market Price as of 6/30/05:	$11.18

Net Asset Value as of 6/30/05:	$10.87

Yield on Closing Market Price as of 6/30/05 ($11.18):[1]	5.14%

Current Monthly Distribution per Common Share:[2]	$0.047917

Current Annualized Distribution per Common Share:[2]	$0.575004

Leverage as of 6/30/05:[3]	38%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	6/30/05	12/31/04	Change	High	Low

Market Price	$11.18	$11.30	(1.06)%	$11.68	$10.06

NAV	$10.87	$11.05	(1.63)%	$11.11	$10.72

The following chart shows the portfolio composition of the Trust’s long-term investments:

Sector Breakdown

Sector	June 30, 2005	December 31, 2004

City, County & State	33%	32%

Education	17	17

Water & Sewer	15	14

Power	13	12

Hospital	7	11

Transportation	7	6

Lease Revenue	6	6

Tax Revenue	2	2

As of June 30, 2005, 99.4% of all long-term investments had ratings of AAA/Aaa by S&P, Moody’s or Fitch and the remaining 0.6% was rated A+.

TRUST SUMMARIES (unaudited)
JUNE 30, 2005
BlackRock Municipal 2018 Term Trust (BPK)

Trust Information

Symbol on New York Stock Exchange:	BPK

Initial Offering Date:	October 26, 2001

Termination Date (on or about):	December 31, 2018

Closing Market Price as of 6/30/05:	$15.85

Net Asset Value as of 6/30/05:	$15.91

Yield on Closing Market Price as of 6/30/05 ($15.85):[1,2]	4.92%

Current Monthly Distribution per Common Share:[2]	$0.0650

Current Annualized Distribution per Common Share:[2]	$0.7800

Leverage as of 6/30/05:[3]	35%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
[2]

A change in the distribution rate was declared on June 1, 2005 and effective July 13, 2005. The Monthly Distribution per Common Share was increased to $0.0755. The Yield on Closing Market Price, Current Monthly Distribution and Current Annualized Distribution do not reflect this new distribution rate.

[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	6/30/05	12/31/04	Change	High	Low

Market Price	$15.85	$15.16	4.55%	$15.88	$14.60

NAV	$15.91	$15.81	0.63%	$16.18	$15.78

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	June 30, 2005	December 31, 2004

Hospital	23%	21%

Industrial & Pollution Control	23	23

City, County & State	18	19

Housing	14	12

Power	6	5

Education	5	5

Transportation	4	4

Tax Revenue	4	4

Lease Revenue	3	3

Other	—	4

Credit Breakdown4

Credit Rating	June 30, 2005	December 31, 2004

AAA/Aaa	17%	15%

AA/Aa	5	4

A	23	26

BBB/Baa	27	33

BB/Ba	9	5

B	4	4

Not Rated[5]	15	13

[4]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[5]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of June 30, 2005, and December 31, 2004, the market value of these securities was $11,248,630 representing 3.0% and $17,931,814 representing 4.7%, respectively, of the Trust’s long-term investments.

TRUST SUMMARIES (unaudited)
JUNE 30, 2005
BlackRock Municipal 2020 Term Trust (BKK)

Trust Information

Symbol on New York Stock Exchange:	BKK

Initial Offering Date:	September 30, 2003

Termination Date (on or about):	December 31, 2020

Closing Market Price as of 6/30/05:	$14.86

Net Asset Value as of 6/30/05:	$15.36

Yield on Closing Market Price as of 6/30/05 ($14.86):[1,2]	6.31%

Current Monthly Distribution per Common Share:[2]	$0.078125

Current Annualized Distribution per Common Share:[2]	$0.937500

Leverage as of 6/30/05:[3]	36%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
[2]

A change in the distribution rate was declared on June 1, 2005 and effective July 13, 2005. The Monthly Distribution per Common Share was decreased to $0.066250. The Yield on Closing Market Price, Current Monthly Distribution and Current Annualized Distribution do not reflect this new distribution rate.

[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	6/30/05	12/31/04	Change	High	Low

Market Price	$14.86	$15.02	(1.07)%	$15.83	$14.56

NAV	$15.36	$14.85	3.43%	$15.37	$14.89

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	June 30, 2005	December 31, 2004

City, County & State	28%	28%

Industrial & Pollution Control	17	19

Hospitals	16	14

Tobacco	9	7

Education	8	4

Housing	7	8

Transportation	6	8

Tax Revenue	5	4

Power	4	4

Lease Revenue	—	4

Credit Breakdown4

Credit Rating	June 30, 2005	December 31, 2004

AAA/Aaa	11%	10%

AA/Aa	5	4

A	19	24

BBB/Baa	43	40

BB/Ba	3	3

B	4	4

CC	—	1

Not Rated[5]	15	14

[4]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[5]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of June 30, 2005, and December 31, 2004, the market value of these securities was $8,379,281 representing 1.8% and $8,337,760 representing 1.8%, respectively, of the Trust’s long-term investments.

TRUST SUMMARIES (unaudited)
JUNE 30, 2005
BlackRock Municipal Target Term Trust (BMN)

Trust Information

Symbol on New York Stock Exchange:	BMN

Initial Offering Date:	September 27, 1991

Termination Date (on or about):	December 31, 2006

Closing Market Price as of 6/30/05:	$10.17

Net Asset Value as of 6/30/05:	$10.32

Yield on Closing Market Price as of 6/30/05 ($10.17):[1,2]	4.72%

Current Monthly Distribution per Common Share:[2]	$0.0400

Current Annualized Distribution per Common Share:[2]	$0.4800

Leverage as of 6/30/05:[3]	32%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
[2]

A change in the distribution rate was declared on June 1, 2005 and effective July 13, 2005. The Monthly Distribution per Common Share was decreased to $0.031125. The Yield on Closing Market Price, Current Monthly Distribution and Current Annualized Distribution do not reflect this new distribution rate.

[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	6/30/05	12/31/04	Change	High	Low

Market Price	$10.17	$10.49	(3.05)%	$10.53	$10.13

NAV	$10.32	$10.55	(2.18)%	$10.56	$10.28

The following chart shows the portfolio composition of the Trust’s long-term investments:

Sector Breakdown

Sector	June 30, 2005	December 31, 2004

City, County & State	39%	38%

Power	14	14

Education	11	10

Transportation	11	12

Lease Revenue	8	8

Water & Sewer	7	7

Housing	3	4

Tax Revenue	3	3

Hospital	3	3

Industrial & Pollution Control	1	1

As of June 30, 2005, all long-term investments had ratings of AAA/Aaa by S&P, Moody’s or Fitch.

TRUST SUMMARIES (unaudited)
JUNE 30, 2005
BlackRock Strategic Municipal Trust (BSD)

Trust Information

Symbol on New York Stock Exchange:	BSD

Initial Offering Date:	August 25, 1999

Closing Market Price as of 6/30/05:	$16.20

Net Asset Value as of 6/30/05:	$15.92

Yield on Closing Market Price as of 6/30/05 ($16.20):[1,2]	5.90%

Current Monthly Distribution per Common Share:[2]	$0.079585

Current Annualized Distribution per Common Share:[2]	$0.955020

Leverage as of 6/30/05:[3]	35%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
[2]

A change in the distribution rate was declared on June 1, 2005 and effective July 13, 2005. The Monthly Distribution per Common Share was increased to $0.091625. The Yield on Closing Market Price, Current Monthly Distribution and Current Annualized Distribution do not reflect this new distribution rate.

[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	6/30/05	12/31/04	Change	High	Low

Market Price	$16.20	$14.52	11.57%	$16.60	$13.79

NAV	$15.92	$15.70	1.40%	$15.95	$15.46

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	June 30, 2005	December 31, 2004

City, County & State	24%	13%

Hospital	13	20

Industrial & Pollution Control	12	16

Education	9	8

Housing	9	5

Water & Sewer	8	5

Transportation	8	8

Power	8	8

Tax Revenue	6	9

Tobacco	3	—

Lease Revenue	—	4

Other	—	4

Credit Breakdown[4]

Credit Rating	June 30, 2005	December 31, 2004

AAA/Aaa	46%	49%

AA/Aa	13	7

A	9	9

BBB/Baa	15	15

BB/Ba	8	6

B	4	8

CC	—	2

Not Rated[5]	5	4

[4]	Using the higher of S&P’s, Moody’s or Fitch’s rating.

TRUST SUMMARIES (unaudited)
JUNE 30, 2005
BlackRock California Insured Municipal 2008 Term Trust (BFC)

Trust Information

Symbol on New York Stock Exchange:	BFC

Initial Offering Date:	September 18, 1992

Termination Date (on or about):	December 31, 2008

Closing Market Price as of 6/30/05:	$16.17

Net Asset Value as of 6/30/05:	$16.42

Yield on Closing Market Price as of 6/30/05 ($16.17):[1]	4.78%

Current Monthly Distribution per Common Share:[2]	$0.064375

Current Annualized Distribution per Common Share:[2]	$0.772500

Leverage as of 6/30/05:[3]	38%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	6/30/05	12/31/04	Change	High	Low

Market Price	$16.17	$16.25	(0.49)%	$16.59	$15.64

NAV	$16.42	$16.76	(2.03)%	$16.81	$16.26

The following chart shows the portfolio composition of the Trust’s long-term investments:

Sector Breakdown

Sector	June 30, 2005	December 31, 2004

City, County & State	21%	23%

Lease Revenue	20	18

Power	18	19

Education	12	12

Water & Sewer	10	10

Tax Revenue	8	8

Resource Recovery	6	5

Transportation	4	4

Hospital	1	1

As of June 30, 2005, all long-term investments had ratings of AAA/Aaa by S&P, Moody’s or Fitch.

TRUST SUMMARIES (unaudited)
JUNE 30, 2005
BlackRock California Municipal 2018 Term Trust (BJZ)

Trust Information

Symbol on New York Stock Exchange:	BJZ

Initial Offering Date:	October 26, 2001

Termination Date (on or about):	December 31, 2018

Closing Market Price as of 6/30/05:	$14.95

Net Asset Value as of 6/30/05:	$15.30

Yield on Closing Market Price as of 6/30/05 ($14.95):[1]	4.92%

Current Monthly Distribution per Common Share:[2]	$0.06125

Current Annualized Distribution per Common Share:[2]	$0.73500

Leverage as of 6/30/05:[3]	36%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	6/30/05	12/31/04	Change	High	Low

Market Price	$14.95	$13.89	7.63%	$15.05	$13.75

NAV	$15.30	$15.17	0.86%	$15.52	$15.04

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	June 30, 2005	December 31, 2004

City, County & State	19%	23%

Transportation	19	19

Hospital	15	10

Lease Revenue	15	15

Education	8	8

Housing	7	—

Industrial & Pollution Control	7	4

Water & Sewer	5	2

Power	5	5

Tobacco	—	7

Other	—	7

Credit Breakdown[4]

Credit Rating	June 30, 2005	December 31, 2004

AAA/Aaa	31%	31%

AA/Aa	4	4

A	35	38

BBB/Baa	27	24

Not Rated[5]	3	3

[4]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[5]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of June 30, 2005, and December 31, 2004, the market value of these securities was $3,095,972 representing 2.2% and $3,052,217 representing 2.2%, respectively, of the Trust’s long-term investments.

TRUST SUMMARIES (unaudited)
JUNE 30, 2005
BlackRock Florida Insured Municipal 2008 Term Trust (BRF)

Trust Information

Symbol on New York Stock Exchange:	BRF

Initial Offering Date:	September 18, 1992

Termination Date (on or about):	December 31, 2008

Closing Market Price as of 6/30/05:	$15.46

Net Asset Value as of 6/30/05:	$15.50

Yield on Closing Market Price as of 6/30/05 ($15.46):[1]	4.85%

Current Monthly Distribution per Common Share:[2]	$0.0625

Current Annualized Distribution per Common Share:[2]	$0.7500

Leverage as of 6/30/05:[3]	38%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	6/30/05	12/31/04	Change	High	Low

Market Price	$15.46	$15.85	(2.46)%	$16.04	$15.20

NAV	$15.50	$15.91	(2.58)%	$15.95	$15.42

The following chart shows the portfolio composition of the Trust’s long-term investments:

Sector Breakdown

Sector	June 30, 2005	December 31, 2004

Tax Revenue	35%	34%

Power	16	15

Lease Revenue	13	12

Education	12	12

City, County & State	11	11

Transportation	5	5

Water & Sewer	4	7

Resource Recovery	4	4

As of June 30, 2005, all long-term investments had ratings of AAA/Aaa by S&P, Moody’s or Fitch.

TRUST SUMMARIES (unaudited)
JUNE 30, 2005
BlackRock Florida Municipal 2020 Term Trust (BFO)

Trust Information

Symbol on New York Stock Exchange:	BFO

Initial Offering Date:	September 30, 2003

Termination Date (on or about):	December 31, 2020

Closing Market Price as of 6/30/05:	$14.28

Net Asset Value as of 6/30/05:	$15.03

Yield on Closing Market Price as of 6/30/05 ($14.28):[1,2]	5.67%

Current Monthly Distribution per Common Share:[2]	$0.0675

Current Annualized Distribution per Common Share:[2]	$0.8100

Leverage as of 6/30/05:[3]	37%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
[2]

A change in the distribution rate was declared on June 1, 2005 and effective July 13, 2005. The Monthly Distribution per Common Share was decreased to $0.055625. The Yield on Closing Market Price, Current Monthly Distribution and Current Annualized Distribution do not reflect this new distribution rate.

[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	6/30/05	12/31/04	Change	High	Low

Market Price	$14.28	$15.08	(5.31)%	$16.25	$14.04

NAV	$15.03	$14.63	2.73%	$15.11	$14.64

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	June 30, 2005	December 31, 2004

City, County & State	27%	32%

Water & Sewer	18	17

Tobacco	10	9

Education	10	9

Power	9	9

Tax Revenue	7	5

Hospital	6	6

Lease Revenue	5	5

Industrial & Pollution Control	5	5

Transportation	3	3

Credit Breakdown[4]

Credit Rating	June 30, 2005	December 31, 2004

AAA/Aaa	54%	56%

AA/Aa	1	1

A	4	4

BBB/Baa	19	18

BB/Ba	2	2

Not Rated[5]	20	19

[4]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[5]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of June 30, 2005, and December 31, 2004, the market value of these securities was $2,158,300 representing 1.7% and $7,203,690 representing 5.7%, respectively, of the Trust’s long-term investments.

TRUST SUMMARIES (unaudited) JUNE 30, 2005
BlackRock New York Insured Municipal 2008 Term Trust (BLN)

Trust Information

Symbol on New York Stock Exchange:	BLN

Initial Offering Date:	September 18, 1992

Termination Date (on or about):	December 31, 2008

Closing Market Price as of 6/30/05:	$15.85

Net Asset Value as of 6/30/05:	$16.17

Yield on Closing Market Price as of 6/30/05 ($15.85):[1]	4.73%

Current Monthly Distribution per Common Share:[2]	$0.0625

Current Annualized Distribution per Common Share:[2]	$0.7500

Leverage as of 6/30/05:[3]	38%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	6/30/05	12/31/04	Change	High	Low

Market Price	$15.85	$16.09	(1.49)%	$16.21	$15.30

NAV	$16.17	$16.56	(2.36)%	$16.58	$16.06

The following chart shows the portfolio composition of the Trust’s long-term investments:

Sector Breakdown

Sector	June 30, 2005	December 31, 2004

Transportation	25%	24%

Education	20	20

City, County & State	18	17

Water & Sewer	11	11

Hospital	8	10

Tax Revenue	7	7

Power	5	5

Housing	3	3

Lease Revenue	3	3

As of June 30, 2005, all long-term investments had ratings of AAA/Aaa by S&P, Moody’s or Fitch.

TRUST SUMMARIES (unaudited) JUNE 30, 2005
BlackRock New York Municipal 2018 Term Trust (BLH)

Trust Information

Symbol on New York Stock Exchange:	BLH

Initial Offering Date:	October 26, 2001

Termination Date (on or about):	December 31, 2018

Closing Market Price as of 6/30/05:	$15.43

Net Asset Value as of 6/30/05:	$16.25

Yield on Closing Market Price as of 6/30/05 ($15.43):[1]	4.76%

Current Monthly Distribution per Common Share:[2]	$0.06125

Current Annualized Distribution per Common Share:[2]	$0.73500

Leverage as of 6/30/05:[3]	35%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	6/30/05	12/31/04	Change	High	Low

Market Price	$15.43	$14.82	4.12%	$15.49	$14.60

NAV	$16.25	$15.77	3.04%	$16.26	$15.80

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	June 30, 2005	December 31, 2004

Education	22%	22%

Hospital	17	17

City, County & State	12	11

Transportation	11	11

Lease Revenue	10	11

Tobacco	10	10

Tax Revenue	6	6

Industrial & Pollution Control	6	6

Housing	5	—

Power	1	1

Other	—	5

Credit Breakdown[4]

Credit Rating	June 30, 2005	December 31, 2004

AAA/Aaa	33%	23%

AA/Aa	26	37

A	21	21

BBB/Baa	16	16

CCC/Caa	3	3

Not Rated	1	—

[4]	Using the higher of S&P’s, Moody’s or Fitch’s rating.

TRUST SUMMARIES (unaudited) JUNE 30, 2005
BlackRock Pennsylvania Strategic Municipal Trust (BPS)

Trust Information

Symbol on American Stock Exchange:	BPS

Initial Offering Date:	August 25, 1999

Closing Market Price as of 6/30/05:	$15.26

Net Asset Value as of 6/30/05:	$15.51

Yield on Closing Market Price as of 6/30/05 ($15.26):[1,2]	5.82%

Current Monthly Distribution per Common Share:[2]	$0.073965

Current Annualized Distribution per Common Share:[2]	$0.887580

Leverage as of 6/30/05:[3]	36%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
[2]

A change in the distribution rate was declared on June 1, 2005 and effective July 13, 2005. The Monthly Distribution per Common Share was increased to $0.0755. The Yield on Closing Market Price, Current Monthly Distribution and Current Annualized Distribution do not reflect this new distribution rate.

[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	6/30/05	12/31/04	Change	High	Low

Market Price	$15.26	$15.70	(2.80)%	$15.90	$14.06

NAV	$15.51	$15.81	(1.90)%	$15.87	$15.46

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	June 30, 2005	December 31, 2004

Education	25%	24%

Transportation	20	19

Hospital	17	22

Housing	15	3

Water & Sewer	9	8

Lease Revenue	6	6

Industrial & Pollution Control	6	5

City, County & State	2	2

Other	—	11

Credit Breakdown[4]

Credit Rating	June 30, 2005	December 31, 2004

AAA/Aaa	52%	56%

AA/Aa	7	7

A	20	19

BBB/Baa	14	12

B	—	6

Not Rated	7	—

[4]	Using the higher of S&P’s, Moody’s or Fitch’s rating.

PORTFOLIO OF INVESTMENTS (unaudited)
JUNE 30, 2005
BlackRock Insured Municipal 2008 Term Trust (BRM)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—134.3%
			Alabama—2.1%
AAA	$2,410		Auburn Univ., 5.00%, 4/01/09, AMBAC	No Opt. Call	$2,576,410
AAA	6,555		Birmingham Jefferson Civic Ctr. Auth., Ser. A, 4.25%, 1/01/09, FSA	No Opt. Call	6,817,659

					9,394,069

			Alaska—0.9%
AAA	4,000		Anchorage, GO, Ser. B, 3.75%, 7/01/09, MBIA	No Opt. Call	4,105,840

			Arizona—2.0%
AAA	4,000		Chandler, GO, Zero Coupon, 7/01/08, FGIC	No Opt. Call	3,647,880
AAA	1,000		Phoenix Str. & Hwy., 4.25%, 7/01/09, FGIC	No Opt. Call	1,046,250
AAA	4,200		Pima Cnty. Str. & Hwy., 4.125%, 7/01/09, FGIC	07/08 @ 101	4,371,192

					9,065,322

			California—2.3%
			Dept. of Wtr. Res. Pwr. Sply. Rev., Ser. A,
AAA	5,000		3.125%, 5/01/08, FSA	No Opt. Call	5,038,200
AAA	5,000		3.375%, 5/01/09, MBIA	No Opt. Call	5,074,300

					10,112,500

			Colorado—2.5%
AAA	2,000		E-470 Pub. Hwy. Auth., Ser. B, Zero Coupon, 9/01/11, MBIA	No Opt. Call	1,594,200
AAA	1,000		El Paso Cnty., COP, Detention Fac. Proj., Ser. B, 3.20%, 12/01/08, AMBAC	No Opt. Call	1,006,730
AAA	6,965		Regl. Transp. Dist., COP, Transp. Vehicles Proj., Ser. A, 5.00%, 6/01/08, MBIA	06/07 @ 101	7,318,195
AAA	1,000		Thornton, COP, 3.25%, 12/01/08, AMBAC	No Opt. Call	1,008,330

					10,927,455

			Delaware—0.1%
AAA	650		Delaware River & Bay Auth., 3.25%, 1/01/09, MBIA	No Opt. Call	654,908

			District of Columbia—3.1%
			Dist. of Columbia, GO,
AAA	195	[3]	Ser. B, 5.50%, 6/01/09, FSA	ETM	213,576
AAA	2,605		Ser. B, 5.50%, 6/01/09, FSA	No Opt. Call	2,842,081
AAA	10,000		Ser. B-1, 5.50%, 6/01/08, AMBAC	No Opt. Call	10,718,500

					13,774,157

			Florida—4.7%
AAA	2,280		Broward Cnty. Sch. Brd., COP, Ser. B, 4.25%, 7/01/09, FSA	No Opt. Call	2,384,561
AAA	13,890		Dept. of Env. Protection Presvtn., Ser. B, 5.00%, 7/01/09, MBIA	No Opt. Call	14,931,750
AAA	1,300		Palm Beach, Restoration Proj., Ser. A, 5.00%, 1/01/09, FSA	No Opt. Call	1,390,337
AAA	2,080		Tampa Wtr. & Swr., 5.50%, 10/01/08, FSA	No Opt. Call	2,251,163

					20,957,811

			Georgia—5.9%
AAA	5,000		Georgia, GO, Ser. E, 5.25%, 2/01/10	No Opt. Call	5,476,950
AAA	20,000		Monroe Cnty., PCR, Pwr. Co. Plant Vogtle Proj., 4.20%, 1/01/12, AMBAC	No Opt. Call	20,626,400

					26,103,350

			Hawaii—3.8%
			Hawaii, GO, FSA,
AAA	6,510		Ser. CY, 4.00%, 2/01/09	No Opt. Call	6,728,671
AAA	8,045		Ser. CZ, 3.25%, 7/01/09	No Opt. Call	8,119,979
AAA	1,880		Honolulu City & Cnty., Ser. A, 5.00%, 3/01/09, MBIA	No Opt. Call	2,009,100

					16,857,750

			Illinois—14.3%
AAA	2,930		Chicago, Ser. A, 5.00%, 1/01/09, AMBAC	No Opt. Call	3,116,582
			Chicago Park Dist. Pkg. Rev., GO,
AAA	3,290		Ser. A, 3.00%, 1/01/08, FGIC	No Opt. Call	3,293,126
AAA	1,750		Ser. A, 3.50%, 1/01/09, FGIC	No Opt. Call	1,775,270
AAA	1,000		Ser. C, 3.00%, 1/01/09, AMBAC	No Opt. Call	998,030
AAA	3,105	[3]	Chicago Pub. Bldg., Ser. A, Zero Coupon, 1/01/07, MBIA	ETM	2,976,267
			Cook Cnty. High Sch.,
AAA	2,000		Arlington Heights Proj., 4.50%, 12/01/08, FSA	No Opt. Call	2,095,640
AAA	1,175	[3]	J. Sterling Morton Twnshp. Proj., Zero Coupon, 12/01/09, FGIC	ETM	1,020,405
AAA	4,805		J. Sterling Morton Twnshp. Proj., Zero Coupon, 12/01/09, FGIC	No Opt. Call	4,131,435

See Notes to Financial Statements.

BlackRock Insured Municipal 2008 Term Trust (BRM) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Illinois—(continued)
AAA	$13,000		Dev. Fin. Auth., Gas Sply., 3.05%, 2/01/33, AMBAC	No Opt. Call	$13,002,990
AAA	8,985		Du Page Cnty. Forest Presvtn. Dist., Zero Coupon, 11/01/08	No Opt. Call	8,078,413
			Illinois, GO, Ser. 1, MBIA,
AAA	6,750		3.50%, 7/01/08	No Opt. Call	6,872,782
AAA	5,000		3.75%, 7/01/09	No Opt. Call	5,141,800
AAA	1,455		Kane & Du Page Cntys. Sch. Dist., GO, Ser. A, 3.75%, 1/01/09, FSA	No Opt. Call	1,487,956
			Met. Pier & Expo. Auth. Ded. St. Tax Rev., McCormick Place Expansion Proj., FGIC,
AAA	8,385	[3]	Zero Coupon, 6/15/08	ETM	7,690,638
AAA	215		Zero Coupon, 6/15/08	No Opt. Call	196,398
AAA	1,570	[3]	Ser. A, Zero Coupon, 6/15/08	ETM	1,439,989

					63,317,721

			Kansas—0.2%
AAA	1,000		Dev. Fin. Auth. Pub. Wtr. Sply., 4.00%, 4/01/09, AMBAC	No Opt. Call	1,034,340

			Kentucky—0.8%
AAA	3,890		Owensboro Elec. Lt. & Pwr., Ser. B, Zero Coupon, 1/01/09, AMBAC	No Opt. Call	3,471,708

			Louisiana—1.3%
AAA	5,770		Pub. Facs. Auth., Ochsner Clinic Fndtn. Proj., Ser. A, 3.50%, 5/15/09, MBIA	No Opt. Call	5,846,856

			Michigan—4.9%
AAA	1,665	[3]	Detroit, GO, 3.50%, 4/01/09, MBIA	ETM	1,697,118
AAA	6,315		Detroit City Sch. Dist., GO, Sch. Bldg. & Site Impvt. Proj., Ser. A, 4.00%, 5/01/09, FGIC	No Opt. Call	6,552,633
AAA	3,000		Michigan Trunk Line, Ser. A, 4.125%, 11/01/08, FSA	No Opt. Call	3,116,370
AAA	2,535		Washtenaw Cmnty. Coll., 4.00%, 4/01/09, MBIA	No Opt. Call	2,628,415
AAA	2,695		West Ottawa Pub. Sch. Dist., GO, Ser. B, 3.50%, 5/01/09, FGIC	No Opt. Call	2,748,092
AAA	2,000		Western Twnshps. Util. Auth. Swr. Disp. Sys., 5.00%, 1/01/09, FGIC	No Opt. Call	2,138,300
AAA	2,800		Wyandotte Elec., 6.25%, 10/01/08, MBIA	No Opt. Call	2,952,264

					21,833,192

			Mississippi—0.5%
AAA	2,175		De Soto Cnty. Sch. Dist., GO, 3.25%, 2/01/09, FSA	No Opt. Call	2,193,248

			Nevada—3.1%
AAA	6,270		Clark Cnty. Sch. Dist., Ser. A, 4.00%, 6/01/09, FGIC	No Opt. Call	6,499,168
			Dept. of Bus. & Ind., Las Vegas Monorail Proj., AMBAC,
AAA	2,085		Zero Coupon, 1/01/09	No Opt. Call	1,843,661
AAA	3,585		Zero Coupon, 1/01/10	No Opt. Call	3,043,988
AAA	2,245		Las Vegas Clark Cnty. Library Dist., 4.75%, 2/01/09, FGIC	No Opt. Call	2,377,006

					13,763,823

			New Jersey—1.2%
AAA	1,220		Econ. Dev. Auth., Econ. Recovery Fund, Ser. A, 4.50%, 3/15/09, MBIA	No Opt. Call	1,285,197
			Monmouth Cnty. Impvt. Auth., Gov’t. Loan,
AAA	1,220		3.10%, 4/15/09, AMBAC	No Opt. Call	1,226,027
AAA	1,000		5.00%, 12/01/08, FSA	No Opt. Call	1,069,560
AAA	1,750		Transp. Trust Fund Auth. Transp. Sys., Ser. C, 5.25%, 12/15/08, AMBAC	No Opt. Call	1,881,372

					5,462,156

			New Mexico—1.1%
AAA	2,030		Farmington Util. Sys., Ser. A, 3.50%, 5/15/09, FSA	No Opt. Call	2,066,662
AAA	2,600		Fin. Auth. Pub. Impvt., Proj., Ser. A, 3.80%, 6/01/08, MBIA	No Opt. Call	2,665,364

					4,732,026

			New York—13.1%
			Env. Fac. Corp., PCR, Ser. D,
AAA	1,030		6.50%, 5/15/07	08/05 @ 102	1,055,152
AAA	80		6.50%, 11/15/07	08/05 @ 102	81,954
AAA	2,000		Erie Cnty. Pub. Impvt., Ser. A, 4.50%, 3/15/09, FGIC	No Opt. Call	2,109,040
			New York, MBIA,
AAA	1,450	[3]	Ser. E, 6.125%, 8/01/06	ETM	1,503,998
AAA	3,550		Ser. E, 6.125%, 8/01/06	No Opt. Call	3,684,900
AAA	15,915		GO, Ser. F, 5.25%, 9/15/09	09/08 @ 101	17,125,972
			New York City, GO, MBIA,
AAA	15,500		Ser. E, 6.20%, 8/01/07	No Opt. Call	16,539,120
AAA	5,000	[4]	Ser. G, 5.75%, 2/01/06	N/A	5,164,300
AAA	4,250		New York City Hlth. & Hosp. Corp. Hlth. Sys. Svcs., Ser. A, 3.50%, 2/15/09, AMBAC	No Opt. Call	4,316,258
AAA	4,000		Port Auth. of NY & NJ, Ser. 129, 2.875%, 11/01/08, FSA	No Opt. Call	4,008,080
AAA	2,715		Thruway Auth. Svc. Contract Rev., Local Hwy. & Brdg. Proj., Ser. A, 5.40%, 1/01/09, MBIA	08/05 @ 102	2,775,029

					58,363,803

See Notes to Financial Statements.

BlackRock Insured Municipal 2008 Term Trust (BRM) (continued)

Rating[1]	Principal Amount (000)		Description	Option Call Provisions[2]	Value

			North Carolina—8.1%
			Eastn. Mun. Pwr. Agcy. Sys. Rev., Ser. B,
AAA	$13,500		6.125%, 1/01/09, FGIC	No Opt. Call	$14,910,075
AAA	5,000	[4]	7.00%, 1/01/08, CAPMAC	N/A	5,489,550
AAA	14,675		7.25%, 1/01/07, CAPMAC	No Opt. Call	15,645,604

					36,045,229

			Ohio—0.5%
AAA	2,000		Bldg. Auth. Worker’s Comp. Facs., Ser. A, 5.00%, 4/01/09, FGIC	No Opt. Call	2,143,940

			Oregon—2.0%
			Dept. of Admin. Svcs., FSA,
AAA	2,905		COP, 5.00%, 11/01/08	No Opt. Call	3,097,572
AAA	2,255		Lottery Rev., Ser. C, 3.125%, 4/01/09	No Opt. Call	2,268,801
AAA	1,285		Lane Cnty. Sch. Dist. No. 4, 3.00%, 1/01/09, FSA	No Opt. Call	1,289,228
AAA	2,000		Washington & Clackamas Cntys. Sch. Dist., GO, 3.75%, 6/15/08, MBIA	No Opt. Call	2,050,980

					8,706,581

			Pennsylvania—11.4%
AAA	1,460		Bensalem Twnshp. Sch. Dist., GO, 3.25%, 8/15/09, FGIC	No Opt. Call	1,476,805
AAA	1,500		Bristol Twnshp. Sch. Dist., 4.25%, 2/15/09, FGIC	No Opt. Call	1,566,240
			Dauphin Cnty. Gen. Auth., HAPSCO-Western PA Hosp. Proj., MBIA,
AAA	5,275		Ser. A, 6.25%, 7/01/08	08/05 @ 100	5,288,345
AAA	2,725		Ser. B, 6.25%, 7/01/08	ETM	2,853,920
			Dept. of Gen. Svcs., COP, FSA,
AAA	2,075		4.50%, 5/01/08	No Opt. Call	2,167,628
AAA	2,120		4.50%, 11/01/08	No Opt. Call	2,227,208
AAA	2,165		4.50%, 5/01/09	No Opt. Call	2,285,288
AAA	2,220		4.50%, 11/01/09	No Opt. Call	2,353,888
AAA	3,500		Indiana Cnty. Indl. Dev. Auth., PCR, Elec. & Gas Corp. Proj., Ser. A, 6.00%, 6/01/06, MBIA	No Opt. Call	3,602,550
AAA	16,250		Lehigh Cnty. Indl. Dev. Auth., PCR, 3.125%, 11/01/08, AMBAC	No Opt. Call	16,395,275
AAA	3,175		Philadelphia, GO, 4.10%, 9/15/08, FSA	No Opt. Call	3,291,205
AAA	3,125		Pittsburgh Pub. Pkg. Auth. Pkg. Rev., 3.25%, 12/01/08, AMBAC	No Opt. Call	3,161,156
AAA	3,955		West Chester Area Sch. Dist., GO, Ser. AA, 3.65%, 1/15/09, MBIA	07/07 @ 100	4,016,817

					50,686,325

			South Carolina—0.9%
AAA	2,020		Chester Cnty. Sch. Dist., 3.25%, 2/01/09, FSA	No Opt. Call	2,043,776
AAA	1,705		Lexington Cnty. Sch. Dist. 1, COP, 3.50%, 3/01/09, AMBAC	No Opt. Call	1,740,174

					3,783,950

			Tennessee—0.2%
AAA	1,000		Clarksville Wtr. Swr. & Gas Rev., 4.30%, 2/01/09, FSA	No Opt. Call	1,045,400

			Texas—24.1%
AAA	5,380		Austin Pub. Impvt., GO, 3.50%, 9/01/08, FSA	No Opt. Call	5,471,568
			Austin Util. Sys.,
AAA	11,515		Ser. A, Zero Coupon, 11/15/08, MBIA	No Opt. Call	10,340,240
AAA	5,000		Ser. A, Zero Coupon, 11/15/09, AMBAC	No Opt. Call	4,326,000
AAA	5,000		Ser. A, Zero Coupon, 11/15/09, MBIA	No Opt. Call	4,326,000
AAA	5,000		6.625%, 11/15/08, AMBAC	No Opt. Call	5,567,950
			Coppell Indpt. Sch. Dist., MBIA,
AAA	1,430	[3]	6.10%, 8/15/09	ETM	1,592,448
AAA	620		6.10%, 8/15/09	08/05 @ 100	622,232
AAA	2,500		Dallas Wtr. Wks. & Swr. Sys., 3.50%, 4/01/09, FSA	No Opt. Call	2,543,800
AAA	4,390		Houston Indpt. Sch. Dist., Zero Coupon, 8/15/09, AMBAC	No Opt. Call	3,834,533
AAA	2,000		Houston Pub. Impvt., Ser. A-1, 5.00%, 3/01/09, MBIA	No Opt. Call	2,132,340
			Lower Colorado River Auth.,
AAA	2,010		3.50%, 5/15/09, MBIA	No Opt. Call	2,046,301
AAA	2,690		5.25%, 5/15/09, FSA	No Opt. Call	2,908,858
AAA	1,650		Lubbock Cnty., 3.50%, 2/15/09, FGIC	No Opt. Call	1,676,846
			Mun. Pwr. Agcy., AMBAC,
AAA	1,075	[3]	Zero Coupon, 9/01/08	ETM	978,368
AAA	13,925		Zero Coupon, 9/01/08	No Opt. Call	12,590,846
AAA	1,155	[3]	Zero Coupon, 9/01/09	ETM	1,013,166
AAA	15,020		Zero Coupon, 9/01/09	No Opt. Call	13,095,037
AAA	1,500		North Texas Tollway Auth., Ser. C, 5.00%, 1/01/09, FSA	No Opt. Call	1,601,160
			Pub. Fin. Auth.,
AAA	2,270		3.50%, 2/01/09, FGIC	No Opt. Call	2,308,113

See Notes to Financial Statements.

BlackRock Insured Municipal 2008 Term Trust (BRM) (continued)

Rating[1]	Principal Amount (000)		Description	Option Call Provisions[2]	Value

			Texas—(continued)
AAA	$5,900		Ser. B, 6.25%, 2/01/09, AMBAC	No Opt. Call	$6,533,778
AAA	6,000	[3]	San Antonio Elec. & Gas, Ser. B, Zero Coupon, 2/01/10, FGIC	ETM	5,147,400
			St. Pub. Fin. Auth. Bldg. Rev., Gen. Svcs. Comm Projs., AMBAC,
AAA	2,250	[4]	Ser. A, 5.50%, 2//01/08	N/A	2,422,822
AAA	750		Ser. A, 5.50%, 2/01/09	02/08 @ 101	804,120
AAA	9,050		Tarrant Regl. Wtr. Dist. Impvt., 3.50%, 3/01/09, FSA	No Opt. Call	9,205,207
AAA	1,825		Williamson Cnty., GO, Ser. B, 5.00%, 2/15/09, FSA	No Opt. Call	1,947,603
AAA	2,275		Ysleta Indpt. Sch. Dist., GO, Zero Coupon, 8/15/08	No Opt. Call	2,057,442

					107,094,178

			Utah—3.3%
			Intermountain Pwr. Agcy. Sply., Ser. B, MBIA,
AAA	2,215	[3]	6.00%, 7/01/07	ETM	2,356,738
AAA	1,285		6.00%, 7/01/07	No Opt. Call	1,365,942
AAA	10,300	[4]	Utah, GO, Ser. F, 5.00%, 7/01/07	N/A	10,761,234

					14,483,914

			Washington—10.6%
AAA	1,250		Clark Cnty. Pub. Util. Dist. No. 1 Rev., 5.00%, 1/01/09, MBIA	No Opt. Call	1,334,300
			Hlth. Care Fac. Auth., Catholic Hlth. Initiatives Proj., Ser. A, MBIA,
AAA	1,010		5.30%, 12/01/08	No Opt. Call	1,083,235
AAA	1,000		5.40%, 12/01/10	06/10 @ 101	1,102,590
AAA	12,850		King Cnty., GO, Ser. D, 5.55%, 12/01/08, MBIA	12/07 @ 102	13,798,716
AAA	3,060		King Cnty. Pub. Transp. Sales Tax, GO, 3.50%, 12/01/08, FSA	No Opt. Call	3,115,049
AAA	2,045		Motor Vehicle Fuel Tax, GO, 4.00%, 7/01/09, MBIA	No Opt. Call	2,121,279
			Pub. Pwr. Sply.,
AAA	11,000		Ser. A, 5.80%, 7/01/07, FSA	No Opt. Call	11,620,070
AAA	5,550		Nuclear Proj. No. 3, Zero Coupon, 7/01/07, BIG	No Opt. Call	5,220,052
AAA	2,000		Nuclear Proj. No. 3, Zero Coupon, 7/01/08, BIG	No Opt. Call	1,810,580
AAA	5,710		Seattle Impvt. Ltd. Tax, 4.00%, 7/01/08, FSA	No Opt. Call	5,881,814

					47,087,685

			West Virginia—1.5%
AAA	1,550		Econ. Dev. Auth., Correctional Juvenile & Pub. Proj., Ser. A, 4.25%, 6/01/08, MBIA	No Opt. Call	1,608,249
			Hgr. Ed. Policy Comm. Rev., Ser. A, MBIA,
AAA	2,455		St. Coll. Fac. Proj., 5.00%, 4/01/09	No Opt. Call	2,627,194
AAA	2,135		Univ. Facs. Proj., 5.00%, 4/01/09	No Opt. Call	2,284,749

					6,520,192

			Wisconsin—3.2%
			Wisconsin, GO,
AAA	7,705		Ser. A, 4.00%, 5/01/09, FGIC	No Opt. Call	7,992,165
AAA	6,080		Ser. C, 4.00%, 5/01/09, MBIA	No Opt. Call	6,306,602

					14,298,767

			Wyoming—0.6%
			Albany Cnty. Impvts. Statutory Trust, COP, MBIA,
AAA	1,270		3.75%, 1/15/09	No Opt. Call	1,303,769
AAA	1,395		3.75%, 7/15/09	No Opt. Call	1,434,381

					2,738,150

			Total Long-Term Investments (cost $570,561,012)		596,606,346

			SHORT-TERM INVESTMENTS—25.7%
			Illinois—1.5%
A1+	6,600	[5]	Joliet Regl. Port Dist., Marine Term. Rev., Exxon Corp. Proj., 2.22%, 7/01/05, FRDD	N/A	6,600,000

			Kansas—0.7%
A1+	3,455	[5]	Dept. Transp. Hwy., Ser. B-1, 2.26%, 7/01/05, FRDD	N/A	3,455,000

			Louisiana—0.4%
A1+	1,600	[5]	East Baton Rouge Parish Poll. Ctrl. Rev., Exxon Proj., 2.21%, 7/01/05, FRDD	N/A	1,600,000

			Maryland—0.4%
VMIG1	2,000	[5]	Cmnty. Dev. Admin. Multi-Fam. Hsg., Avalon Lea Apts. Proj., 2.22%, 7/06/05, FRWD	N/A	2,000,000

			Massachusetts—5.6%
A1+	7,000	[5]	Massachusetts St., Ser. A, 2.29%, 7/06/05, FRWD	N/A	7,000,000
			St. Hlth. & Edl. Fac. Auth. Rev., Harvard Univ. Proj., FRWD,
A1+	5,750	[5]	Ser. R, 2.10%, 7/07/05	N/A	5,750,000
A1+	12,000	[5]	Ser. BB, 2.10%, 7/07/05	N/A	12,000,000

					24,750,000

See Notes to Financial Statements.

BlackRock Insured Municipal 2008 Term Trust (BRM) (continued)

Rating[1]	Principal Amount (000)		Description	Value

			Michigan—0.3%
			Detroit Swr. Disp. Rev.,
A1+	$995	[5]	Ser. A, 2.25%, 7/06/05, MBIA, FRWD	$997,296
A1+	490	[5]	Ser. C-1, 2.25%, 7/07/05, FSA, FRWD	490,000

				1,487,296

			New Jersey—0.2%
A1+	1,055	[5]	Edl. Fac. Auth., Princeton Univ. Proj., Ser. B, 2.10%, 7/01/05, FRDD	1,055,000

			New York—3.1%
A1+	1,800	[5]	Jay Str. Dev. Corp. Lease Rev., Ser. A, 2.23%, 7/01/05, FRDD	1,800,000
A-1	7,000	[5]	New York City, GO, Ser. H-7, 2.21%, 7/01/05, FRDD	7,000,000
A1+	5,000	[5]	New York City Mun. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev., Ser. C, 2.25%, 7/01/05, FRDD	5,000,000

				13,800,000

			North Carolina—4.1%
A1+	7,540	[5]	Buncombe Cnty. Met. Swr. Dist. Swr. Sys. Rev., 2.28%, 7/07/05, XLCA, FRWD	7,540,000
A1+	10,550	[5]	Mecklenburg Cnty., Ser. C, 2.27%, 7/05/05, FRWD	10,550,000

				18,090,000

			Ohio—4.0%
VMIG1	7,000	[5]	Hamilton Cnty. Hosp. Facs., Ser. A, 2.23%, 7/06/05, FRWD	7,000,000
VMIG1	10,605	[5]	Univ. of Akron, 2.28%, 7/07/05, FGIC, FRWD	10,605,000

				17,605,000

			Pennsylvania—1.8%
VMIG1	8,195	[5]	Hgr. Ed. Facs. Auth., St. Sys. Higher Ed. Proj., Ser. A, 2.23%, 7/07/05, MBIA, FRWD	8,195,000

			Tennessee—1.2%
VMIG1	275	[5]	Clarksville Pub. Bldg. Auth., 2.28%, 7/01/05, FRDD	275,000
A1+	5,000	[5]	Shelby Cnty. Pub. Sch. Impvt., Ser. B, 2.25%, 7/07/05, FRWD	5,000,000

				5,275,000

			Washington—0.6%
A1+	2,500	[5]	Snohomish Cnty. Pub. Util. Dist. No. 001 Generation Sys. Rev., Ser. A-1, 2.27%, 7/06/05, FSA, FRWD	2,500,000

			Puerto Rico—0.6%
A1+	2,500	[5]	Hwy. & Transp. Auth. Transp. Rev., Ser. A, 2.20%, 7/06/05, AMBAC, FRWD	2,500,000

	Shares (000)

			Money Market Fund—1.2%
	5,400		AIM Tax Free Investment Co. Cash Reserve Portfolio	5,400,000

			Total Short-Term Investments (cost $114,312,294)	114,312,296

			Total Investments—160.0% (cost $684,873,3066)	$710,918,642
			Other assets in excess of liabilities—1.0%	4,322,045
			Preferred shares at redemption value, including dividends payable—(61.0)%	(271,084,167)

			Net Assets Applicable to Common Shareholders—100%	$444,156,520

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is collateralized by U.S. Treasury obligations.
[4]	This bond is prefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[5]

For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of June 30, 2005.

[6]

Cost for Federal income tax purposes is $684,529,336. The net unrealized appreciation on a tax basis is $26,389,306, consisting of $26,593,127 gross unrealized appreciation and $203,821 gross unrealized depreciation.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 85.9% of the Trust’s managed assets.

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.	FRWD	—	Floating Rate Weekly Demand
BIG	—	Bond Investors Guaranty Insurance Co.	FSA	—	Financial Security Assurance
CAPMAC	—	Capital Markets Assurance Co.	GO	—	General Obligation
COP	—	Certificate of Participation	MBIA	—	Municipal Bond Insurance Assoc.
ETM	—	Escrowed to Maturity	PCR	—	Pollution Control Revenue
FGIC	—	Financial Guaranty Insurance Co.	XLCA	—	XL Capital Assurance
FRDD	—	Floating Rate Daily Demand

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
JUNE 30, 2005
BlackRock Insured Municipal Term Trust (BMT)

Rating[1]	Principal Amount (000)		Description	Option Call Provisions[2]	Value

			LONG-TERM INVESTMENTS—131.8%
			Alabama—0.9%
AAA	$1,000		Birmingham Jefferson Civic Ctr. Auth., Ser. A, 4.375%, 1/01/11, FSA	No Opt. Call	$1,055,590
AAA	1,410		Fed. Hwy. Fin. Auth., Grant Antic. Notes, Ser. A, 4.50%, 3/01/11, MBIA	No Opt. Call	1,499,549

					2,555,139

			Alaska—8.1%
			Anchorage, GO, Ser. B,
AAA	14,345		4.125%, 7/01/11, MBIA	No Opt. Call	15,014,768
AAA	6,000		4.625%, 7/01/10, FGIC	No Opt. Call	6,408,240
AAA	1,260		Univ. of Alaska, Ser. K, 3.75%, 10/01/10, FGIC	No Opt. Call	1,293,730

					22,716,738

			Arizona—3.1%
AAA	1,030		Mesa, GO, Ser. A, 3.75%, 7/01/10, FGIC	No Opt. Call	1,060,704
AAA	6,340		Pima Cnty. Str. & Hwy., 4.25%, 7/01/11, FGIC	07/08 @ 101	6,585,802
AAA	1,000		St. Univ., 4.20%, 7/01/11, FGIC	No Opt. Call	1,054,080

					8,700,586

			Arkansas—0.2%
AAA	500		Little Rock Cap. Impvt., 4.00%, 4/01/11, FSA	No Opt. Call	519,990

			California—6.8%
AAA	145		California, GO, 6.80%, 11/01/10, FGIC	11/05 @ 101	148,300
AAA	6,100	[3]	Contra Costa Trans. Auth. Sales Tax Rev., 6.50%, 3/01/09, FGIC	ETM	6,649,427
			Dept. of Wtr. Res. Pwr. Sply. Rev., Ser. A,
AAA	5,000		3.60%, 5/01/10, AMBAC	No Opt. Call	5,115,450
AAA	3,500		3.70%, 5/01/11, MBIA	No Opt. Call	3,590,265
AAA	3,065		Los Angeles Cnty., Asset Leasing Corp. Proj., 6.05%, 12/01/10, AMBAC	No Opt. Call	3,514,789

					19,018,231

			Colorado—1.2%
AAA	3,245		Weld Cnty. Sch. Dist. No. 6, 3.75%, 12/01/10, FSA	No Opt. Call	3,339,332

			Delaware—0.4%
AAA	1,015		Delaware River & Bay Auth., 3.75%, 1/01/11, MBIA	No Opt. Call	1,041,847

			District of Columbia—4.0%
AAA	10,000		Dist. of Columbia, GO, Ser. B, 5.50%, 6/01/11, FSA	No Opt. Call	11,170,900

			Florida—0.9%
AAA	2,320		Tampa Wtr. & Swr., 5.50%, 10/01/10, FSA	No Opt. Call	2,585,895

			Hawaii—4.5%
AAA	11,080		Hawaii, GO, Ser. CN, 5.25%, 3/01/07, FGIC	03/07 @ 102	11,750,894
AAA	1,000		Univ. of Hawaii Univ. Sys., 3.875%, 7/15/10, FGIC	No Opt. Call	1,035,800

					12,786,694

			Illinois—16.5%
			Chicago, GO, Ser. A,
AAA	4,000		4.375%, 1/01/11, AMBAC	No Opt. Call	4,218,280
AAA	1,790		5.00%, 1/01/11, MBIA	No Opt. Call	1,943,421
			Chicago Park Dist. Pkg. Rev., GO, Ser. A, FGIC,
AAA	3,120		3.50%, 1/01/10	No Opt. Call	3,165,334
AAA	3,695		4.00%, 1/01/11	No Opt. Call	3,827,576
AAA	1,000		Du Page & Cook Cntys. Sch. Dist., GO, 4.50%, 1/01/11, FGIC	No Opt. Call	1,060,800
AAA	1,750		Du Page & Will Cntys. Sch. Dist., GO, 4.25%, 12/30/10, FGIC	No Opt. Call	1,841,735
			Du Page Cnty. Forest Presvtn. Dist.,
AAA	5,000		Zero Coupon, 11/01/10	No Opt. Call	4,142,100
AAA	11,965		Zero Coupon, 11/01/11	No Opt. Call	9,467,067
AAA	2,580		Edl. Fac. Auth., 5.70%, 7/01/13, FGIC	08/05 @ 101	2,614,469
			Illinois, GO, Ser. 1,
AAA	1,500		4.50%, 2/01/11, FGIC	No Opt. Call	1,598,730
AAA	2,000		4.50%, 4/01/11, FSA	No Opt. Call	2,133,020
AAA	4,000		5.25%, 2/01/11, FGIC	No Opt. Call	4,415,200
AAA	2,265		Kane & Du Page Cntys. Sch. Dist., GO, Ser. A, 4.00%, 1/01/11, FSA	No Opt. Call	2,346,268
AAA	1,500		Lake Cnty. Cmnty. Cons. Sch. Dist., No. 050 Woodland Sch. Proj., 3.625%, 1/01/11, FGIC	No Opt. Call	1,525,785

See Notes to Financial Statements.

BlackRock Insured Municipal Term Trust (BMT) (continued)

Rating[1]	Principal Amount (000)		Description	Option Call Provisions[2]	Value

			Illinois—(continued)
AAA	$1,025		Orland Park, GO, Ser. A, 3.50%, 12/01/10, FGIC	No Opt. Call	$1,040,119
AAA	1,075		Rockford Sch. Dist., GO, 4.30%, 2/01/11, FGIC	No Opt. Call	1,130,384

					46,470,288

			Indiana—3.9%
			Indianapolis Loc. Pub. Impvt. Bond Bank, Wtr. Wks. Proj., Ser. A, MBIA,
AAA	2,085		4.25%, 7/01/10	No Opt. Call	2,191,043
AAA	2,815		4.375%, 1/01/11	No Opt. Call	2,971,486
AAA	2,950		4.375%, 7/01/11	No Opt. Call	3,127,561
AAA	2,635		Mun. Pwr. Agcy. Pwr. Sply. Sys., Ser. A, 4.50%, 1/01/11, AMBAC	No Opt. Call	2,797,922

					11,088,012

			Kansas—0.8%
			Dev. Fin. Auth. Pub. Wtr. Sply., AMBAC,
AAA	1,025		4.125%, 4/01/10	No Opt. Call	1,069,526
AAA	1,000		4.25%, 4/01/11	No Opt. Call	1,051,910

					2,121,436

			Kentucky—3.7%
AAA	12,675		Econ. Dev. Fin. Sys., Norton Hlth. Care, Inc. Proj., Ser. B, Zero Coupon, 10/01/10, MBIA	No Opt. Call	10,461,185

			Louisiana—1.8%
AAA	5,000		Louisiana Pub. Facs. Auth., Ochsner Clinic Fndtn. Proj., Ser. B, 4.00%, 5/15/11, MBIA	No Opt. Call	5,171,400

			Michigan—2.4%
			Detroit, GO, MBIA,
AAA	1,580		4.00%, 4/01/10	No Opt. Call	1,642,836
AAA	1,955		4.00%, 4/01/11	No Opt. Call	2,038,381
AAA	70		Mun. Bd. Auth., Ser. A, 6.50%, 11/01/12, MBIA	07/05 @ 100	70,347
AAA	2,810		Wyandotte City Sch. Dist., Bldg. & Site Proj., 4.00%, 5/01/11, FSA	No Opt. Call	2,920,826

					6,672,390

			Minnesota—1.8%
AAA	2,800		Hopkins Indpt. Sch. Dist. No. 270, GO, Ser. B, 4.00%, 2/01/11, FSA	No Opt. Call	2,913,400
A+	2,180	[3]	So. Minnesota Mun. Pwr. Agcy., Ser. B, 5.75%, 1/01/11	ETM	2,215,708

					5,129,108

			Nevada—1.9%
			Dept. of Bus. & Ind., Las Vegas Monorail Proj., AMBAC,
AAA	3,795		Zero Coupon, 1/01/11	No Opt. Call	3,086,891
AAA	2,870		Zero Coupon, 1/01/12	No Opt. Call	2,231,138

					5,318,029

			New Jersey—0.4%
AAA	1,000		Monmouth Cnty. Impvt. Auth. Gov’t. Loan, 3.375%, 12/01/10, FSA	No Opt. Call	1,012,570

			New Mexico—3.7%
			Fin. Auth., Pub. Proj., Ser. A, MBIA,
AAA	1,433		3.40%, 6/01/11	No Opt. Call	1,445,969
AAA	1,275		4.20%, 6/01/10	No Opt. Call	1,335,932
AAA	3,020		4.30%, 6/01/11	No Opt. Call	3,192,321
AAA	2,230	[3]	Hwy. Comm., Ser. B, 4.75%, 6/15/11, AMBAC	ETM	2,411,879
AAA	1,750		Las Cruces Sch. Dist. No. 002, GO, 5.25%, 8/01/11, FSA	08/09 @ 100	1,889,195

					10,275,296

			New York—6.1%
			Env. Fac. Corp., PCR, Ser. D,
AAA	1,010		6.70%, 5/15/09	08/05 @ 102	1,034,765
AAA	785		6.80%, 5/15/10	08/05 @ 102	804,288
AAA	8,950		Long Island Pwr. Auth. Elec. Sys. Rev., Ser. A, 5.50%, 12/01/10, AMBAC	No Opt. Call	9,987,126
AAA	5,000		Thruway Auth. Personal Income Tax Rev., Ser. A, 5.00%, 3/15/11, FSA	No Opt. Call	5,475,600

					17,301,779

			Ohio—0.7%
AAA	1,000		Akron, GO, 4.00%, 12/01/10, MBIA	No Opt. Call	1,042,410
AAA	1,015		Univ. of Cincinnati, Ser. G, 3.50%, 6/01/09, AMBAC	No Opt. Call	1,035,422

					2,077,832

See Notes to Financial Statements.

BlackRock Insured Municipal Term Trust (BMT) (continued)

Rating[1]	Principal Amount (000)		Description	Option Call Provisions[2]	Value

			Oregon—3.9%
AAA	$1,000		Dept. of Admin. Svcs. Lottery Rev., Ser. C, 3.50%, 4/01/11, FSA	No Opt. Call	$1,016,620
AAA	1,995		Lane Cnty. Sch. Dist. No. 4, 3.75%, 1/01/11, FSA	No Opt. Call	2,056,905
			Washington & Clackamas Cntys. Sch. Dist., GO, MBIA,
AAA	3,820		4.00%, 6/15/10	No Opt. Call	3,978,110
AAA	3,720		4.00%, 6/15/11	No Opt. Call	3,883,903

					10,935,538

			Pennsylvania—9.0%
AAA	2,430		Central York Sch. Dist., GO, 4.125%, 6/01/11, FGIC	No Opt. Call	2,552,642
AAA	2,725	[3]	Dauphin Cnty. Gen. Auth., HAPSCO-Western PA Hosp. Proj., Ser. B, 6.25%, 7/01/08, MBIA	ETM	2,853,920
AAA	7,500		Hgr. Edl. Facs. Auth., Univ. of PA Hlth. Svcs. Proj., Ser. A, 5.25%, 8/01/10, FSA	08/09 @ 101	8,109,150
AAA	2,100		Philadelphia Wtr. & Wst., 5.625%, 6/15/08, AMBAC	No Opt. Call	2,263,905
AAA	7,000		Pittsburgh, GO, Ser. A, 5.20%, 9/01/05, FGIC	09/05 @ 100	7,029,890
AAA	1,075		State Pub. Sch. Bldg. Auth., York Sch. Dist. Proj., 4.75%, 5/01/11, FSA	No Opt. Call	1,163,978
AAA	1,250		Wilson Sch. Dist., GO, 4.00%, 5/15/10, FSA	No Opt. Call	1,300,912

					25,274,397

			Rhode Island—2.0%
AAA	235		Clean Wtr. Protection Fin. Agcy., PCR, Ser. A, 6.70%, 10/01/10, MBIA	10/05 @ 100	237,178
AAA	5,000	[3]	Rhode Island St. & Providence Plantations, GO, Ser. B, 4.20%, 6/01/10, FGIC	ETM	5,269,200

					5,506,378

			Tennessee—0.8%
			Clarksville Wtr. Swr. & Gas, FSA,
AAA	1,005		4.45%, 2/01/10	No Opt. Call	1,062,808
AAA	1,100		4.65%, 2/01/11	No Opt. Call	1,181,917

					2,244,725

			Texas—15.7%
AAA	1,090		Addison, GO, 3.375%, 2/15/11, FGIC	No Opt. Call	1,096,355
			Bexar Met. Wtr. Dist. Wtr. Wks. Sys., FSA,
AAA	1,085		3.70%, 5/01/10	No Opt. Call	1,111,941
AAA	1,090		3.80%, 5/01/11	No Opt. Call	1,122,678
AAA	2,000		Dallas Rapid Transit, 4.30%, 12/01/10, AMBAC	No Opt. Call	2,109,320
			Harris Cnty., GO,
AAA	1,500		Ser. A, 5.00%, 10/01/10, FSA	No Opt. Call	1,629,150
AAA	330	[3]	Ser. B, Zero Coupon, 8/15/08, FGIC	ETM	300,735
AAA	2,255		Ser. B, Zero Coupon, 8/15/08, FGIC	No Opt. Call	2,042,489
			Houston, GO, MBIA,
AAA	5,000		Ser. A, 5.00%, 3/01/11	No Opt. Call	5,445,600
AAA	2,000		Ser. A1, 5.00%, 3/01/11	No Opt. Call	2,178,240
AAA	2,490		Houston Area Wtr. Corp., Northeast Wtr. Purification Proj., 4.50%, 3/01/11, FGIC	No Opt. Call	2,652,099
AAA	10,440		Houston Wtr. & Swr. Sys., Ser. C, Zero Coupon, 12/01/10, AMBAC	No Opt. Call	8,673,761
AAA	5,550		Katy Indpt. Sch. Dist., GO, Ser. A, Zero Coupon, 2/15/11	No Opt. Call	4,535,959
AAA	4,000		Mun. Pwr. Agcy., 5.50%, 9/01/10, MBIA	No Opt. Call	4,445,720
AAA	2,245		Pub. Fin. Auth., 4.00%, 2/01/11, FGIC	No Opt. Call	2,332,420
AAA	1,250		Texas Tech Univ. Revs., Ser. 9, 5.00%, 2/15/11, AMBAC	No Opt. Call	1,362,625
AAA	1,500		Univ. of Houston, Ser. A, 4.00%, 2/15/10, FSA	No Opt. Call	1,554,900
AAA	1,630		Univ. Sys. Fin., 3.50%, 3/15/11, FSA	No Opt. Call	1,652,657

					44,246,649

			Utah—2.3%
AAA	3,470		Intermountain Pwr. Agcy. Sply., Ser. A, 5.25%, 7/01/11, MBIA	07/09 @ 101	3,774,319
AAA	3,175		Salt Lake Cnty. Wtr. Conservancy Dist., Ser. A, Zero Coupon, 10/01/10, AMBAC	No Opt. Call	2,624,487

					6,398,806

			Washington—13.0%
AAA	7,345		Benton Cnty. Sch. Dist. No. 17, GO, Kennewick Sch. Proj., 4.50%, 12/01/10, FSA	No Opt. Call	7,818,826
AAA	1,000		Chelan Cnty. Sch. Dist., GO, 4.50%, 12/01/10, FSA	No Opt. Call	1,064,510
AAA	3,000		Clark Cnty. Pub. Util. Dist. No. 1 Elec. Rev., 4.50%, 1/01/11, AMBAC	No Opt. Call	3,197,910
AAA	2,040		Clark Cnty. Sch. Dist. No. 114, GO, Evergreen Proj., 4.125%, 12/01/10, FSA	No Opt. Call	2,133,921
AAA	1,300		Pub. Pwr. Sply. Sys., Ser. B, Zero Coupon, 7/01/10, MBIA	No Opt. Call	1,085,474
AAA	9,160	[3]	Nuclear Proj. No. 2, Ser. A, Zero Coupon, 7/01/10	ETM	7,776,932
AAA	3,745		Nuclear Proj. No. 2, Ser. A, Zero Coupon, 7/01/10	No Opt. Call	3,127,000
AAA	1,010		Tacoma, GO, 4.625%, 12/01/10, FGIC	No Opt. Call	1,081,377

See Notes to Financial Statements.

BlackRock Insured Municipal Term Trust (BMT) (continued)

Rating[1]	Principal Amount (000)		Description	Option Call Provisions[2]	Value

			Washington—(continued)
			Washington, GO, MBIA,
AAA	$5,000		Ser. A, 5.50%, 7/01/11	07/09 @ 100	$5,458,450
AAA	1,505		Ser. R, 3.125%, 1/01/11	No Opt. Call	1,500,861
AAA	2,280		Whatcom Cnty. Sch. Dist. No. 503, GO, 4.50%, 12/01/10, FSA	No Opt. Call	2,427,083

					36,672,344

			West Virginia—3.5%
			Econ. Dev. Auth., Correctional Juvenile & Pub. Proj., Ser. A, MBIA,
AAA	3,705		4.50%, 6/01/10	No Opt. Call	3,932,228
AAA	4,420		4.50%, 6/01/11	No Opt. Call	4,719,366
AAA	1,170		Sch. Bldg. Auth., 4.00%, 7/01/11, AMBAC	No Opt. Call	1,218,672

					9,870,266

			Wisconsin—5.7%
AAA	1,045		Appleton Wtr. Wks., 4.375%, 1/01/11, FGIC	No Opt. Call	1,107,407
			Clean Wtr., Ser. 2, MBIA,
AAA	4,640		4.00%, 6/01/10	No Opt. Call	4,819,893
AAA	9,850		4.00%, 6/01/11	No Opt. Call	10,254,441

					16,181,741

			Wyoming—2.1%
			Albany Cnty. Impvts. Statutory Trust, COP, MBIA,
AAA	1,325		4.00%, 1/15/10	No Opt. Call	1,375,549
AAA	1,450		4.00%, 7/15/10	No Opt. Call	1,507,536
AAA	1,480		4.00%, 1/15/11	No Opt. Call	1,541,035
AAA	1,510		4.00%, 7/15/11	No Opt. Call	1,573,178

					5,997,298

			Total Long-Term Investments (cost $348,642,633)		370,862,819

			SHORT-TERM INVESTMENTS—26.4%
			Florida—2.7%
A1+	7,500	[4]	Highlands Cnty. Hlth. Facs. Auth., Adventist Hlth. Sys. Proj., Ser. B, 2.30%, 7/07/05, FGIC, FRWD	N/A	7,500,000

			Indiana—4.3%
VMIG1	12,000	[4]	St. Dev. Fin. Auth. Rev. Edl. Fac., Eiteljorg Museum Proj., 2.35%, 7/06/05, FRWD	N/A	12,000,000

			Massachusetts—10.0%
A1+	10,000	[4]	Massachusetts St., Ser. A, 2.29%, 7/06/05, FRWD	N/A	10,000,000
			St. Hlth. & Edl. Fac. Auth. Rev., Harvard Univ. Proj., FRWD,
A1+	5,000	[4]	Ser. BB, 2.10%, 7/07/05	N/A	5,000,000
A1+	13,250	[4]	Ser. GG-1, 2.10%, 7/07/05	N/A	13,250,000

					28,250,000

			New Jersey—1.1%
A1+	3,000	[4]	Sports & Expo. Auth., Ser. B-2, 2.28%, 7/06/05, MBIA, FRWD	N/A	3,000,000

			North Carolina—2.5%
A1+	7,000	[4]	Buncombe Cnty. Met. Swr. Dist. Swr. Sys. Rev., 2.28%, 7/07/05, XLCA, FRWD	N/A	7,000,000

			Ohio—3.2%
VMIG1	9,000	[4]	Hamilton Cnty. Hosp. Facs., Ser. A, 2.23%, 7/06/05, FRWD	N/A	9,000,000

			Tennessee—2.4%
VMIG1	6,930	[4]	Clarksville Pub. Bldg. Auth., Pooled Fin. Mun. Bond Fund, 2.28%, 7/01/05, FRDD	N/A	6,930,000

See Notes to Financial Statements.

BlackRock Insured Municipal Term Trust (BMT) (continued)

Shares (000)	Description	Value

	MONEY MARKET FUND—0.2%
500	AIM Tax Free Investment Co. Cash Reserve Portfolio	$500,000

	Total Short-Term Investments (cost $74,180,000)	74,180,000

	Total Investments—158.2% (cost $422,822,6335)	$445,042,819
	Other assets in excess of liabilities—2.4%	6,749,412
	Preferred shares at redemption value, including dividends payable—(60.6)%	(170,528,725)

	Net Assets Applicable to Common Shareholders—100%	$281,263,506

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is collateralized by U.S. Treasury obligations.
[4]

For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of June 30, 2005.

[5]

Cost for Federal income tax purposes is $422,566,958. The net unrealized appreciation on a tax basis is $22,475,861, consisting of $22,478,148 gross unrealized appreciation and $2,287 gross unrealized depreciation.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 79.6% of the Trust’s managed assets.

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.	FSA	—	Financial Security Assurance
COP	—	Certificate of Participation	GO	—	General Obligation
ETM	—	Escrowed to Maturity	MBIA	—	Municipal Bond Insurance Assoc.
FGIC	—	Financial Guaranty Insurance Co.	PCR	—	Pollution Control Revenue
FRDD	—	Floating Rate Daily Demand	XLCA	—	XL Capital Assurance
FRWD	—	Floating Rate Weekly Demand

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
JUNE 30, 2005
BlackRock Municipal 2018 Term Trust (BPK)

Rating[1]	Principal Amount (000)		Description	Option Call Provisions[2]	Value

			LONG-TERM INVESTMENTS—150.1%
			Alabama—4.5%
Baa2	$5,000		Courtland Ind. Dev. Brd., PCR, Champion Intl. Corp. Proj., 6.15%, 6/01/19	08/05 @ 102	$5,128,250
A2	5,845		Huntsville Hlth. Care Auth., GO, Ser. A, 5.625%, 6/01/22	06/12 @ 101	6,306,638

					11,434,888

			California—5.8%
NR	1,750		Agua Caliente Band of Cahuilla Indians, 5.60%, 7/01/13	No Opt. Call	1,771,473
AAA	5,425		Clovis Unified Sch. Dist., Cap. Apprec. Election 2004, Ser. A, Zero Coupon, 8/01/21, FGIC	No Opt. Call	2,666,116
NR	1,235		Lincoln Spec. Tax Rev. Cmnty. Facs. Dist. 1, 5.90%, 9/01/24	09/13 @ 102	1,268,098
B-	3,460		Los Angeles Regl. Arpt. Impvt. Corp. Lease Rev., Amer. Airlines, Inc. Proj., Ser. C, 7.50%,	12/12 @ 102	3,641,823
BBB+	5,000		Poll. Ctrl. Fin. Auth. Sld. Wst. Disp. Rev., Republic Svcs., Inc. Proj., Ser. C, 5.25%, 6/01/23	No Opt. Call	5,343,400

					14,690,910

			Colorado—2.1%
BBB	5,000		Hsg. & Fin. Auth. Sld. Wst. Rev., Wst. Mgmt. Proj., 5.70%, 7/01/18	No Opt. Call	5,353,500

			Connecticut—1.6%
Baa3	3,750	[3]	Mashantucket Western Pequot Tribe Spec. Rev., Ser. B, 5.75%, 9/01/18	09/07 @ 102	3,952,725

			Florida—12.5%
Baa1	1,585		Cap. Trust Agcy. Multi-Fam. Hsg., American Oppty. Proj., Ser. A, 5.75%, 6/01/23	06/13 @ 102	1,585,951
NR	2,000		CFM Cmnty. Dev. Dist. Cap. Impvt., Ser. B, 5.875%, 5/01/14	No Opt. Call	2,089,360
NR	2,615		Live Oak Cmnty. Dev. Dist. Spl. Assmt. No. 1, Ser. B, 5.30%, 5/01/08	No Opt. Call	2,651,662
NR	1,860		Live Oak Cmnty. Dev. Dist. Spl. Assmt. No. 2, Ser. B, 5.00%, 11/01/09	No Opt. Call	1,878,842
BB+	4,515		Miami Beach Hlth. Facs. Auth., Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	5,113,463
NR	1,595		Pine Islands Cmnty. Dev. Dist. Util. Sys. Rev., 5.30%, 11/01/10	No Opt. Call	1,609,291
NR	4,945		Stevens Plantation Cmnty. Dist. Spl. Assmt. Rev., Ser. B, 6.375%, 5/01/13	No Opt. Call	5,151,454
NR	840		Sumter Landing Cmnty. Dev. Dist., 6.25%, 5/01/13	No Opt. Call	891,685
NR4	295		Vlg. Cmnty. Dev. Dist. Assmt. Rev., Ser. B, 5.40%, 5/01/07	No Opt. Call	298,847
NR4	5,410		Vlg. Ctr. Cmnty. Dev. Dist., Ser. B, 5.875%, 1/01/15	No Opt. Call	5,706,576
NR	3,130		Vlg. of Westport Cmnty. Dev. Dist. Cap. Impvt. Rev., Ser. A, 5.40%, 5/01/20	05/13 @ 100	3,169,751
NR	1,500		Westchester Cmnty. Dev. Dist. No. 1 Spl. Assmt., 6.00%, 5/01/23	05/13 @ 101	1,577,970

					31,724,852

			Illinois—20.8%
NR	1,825		Centerpoint Intermodal Ctr. Prog. Trust, Ser. A, 8.00%, 6/15/23	No Opt. Call	1,878,472
AAA	5,000		Chicago O’Hare Intl. Arpt., Ser. A, 5.75%, 1/01/18, MBIA	01/12 @ 100	5,564,900
			Dev. Fin. Auth.,
A2	5,000		PCR, Ser. C, 5.95%, 8/15/26	12/06 @ 101	5,151,800
A	12,500	[5]	Adventist Hlth. Sys. Sunbelt Oblig. Proj., 5.50%, 11/15/20	11/09 @ 101	13,275,500
BBB+	5,980		Edl. Facs. Auth. Student Hsg. Edl. Adv. Fund, Univ. Ctr. Proj., 6.00%, 5/01/22	05/12 @ 101	6,407,092
Baa2	2,750		Fin. Auth. Student Hsg., MJH Ed. Asst. Living Proj., Ser. A, 5.50%, 6/01/19	06/14 @ 100	2,937,302
A	5,000		Hlth. Facs. Auth., Elmhurst Mem. Hlth. Care Proj., 5.50%, 1/01/22	01/13 @ 100	5,331,100
			Kane & Du Page Cntys. Sch. Dist., GO, Ser. B, FSA,
AAA	4,625	[6]	Zero Coupon, 1/01/12	N/A	2,662,705
AAA	4,100	[6]	Zero Coupon, 1/01/12	N/A	2,214,123
AAA	2,950	[6]	Zero Coupon, 1/01/12	N/A	1,417,829
AAA	1,700	[6]	Zero Coupon, 1/01/12	N/A	762,909
			Sports Facs. Auth. Ded. St. Tax Supported Rev., AMBAC,
AAA	1,885		Zero Coupon, 6/15/19	06/15 @ 101	1,633,843
AAA	1,985		Zero Coupon, 6/15/20	06/15 @ 101	1,711,487
AAA	2,090		Zero Coupon, 6/15/21	06/15 @ 101	1,795,853

					52,744,915

			Indiana—10.5%
AA	13,970		Hlth. Fac. Fin. Auth., Sisters of St. Francis Proj., 5.75%, 11/01/21	11/11 @ 101	15,267,394
BBB	2,500		Indianapolis Arpt. Auth., FedEx Corp. Proj., 5.10%, 1/15/17	No Opt. Call	2,645,250
BBB	4,000		Petersburg PCR Pwr. & Lt. Conv., 5.75%, 8/01/21	08/11 @ 102	4,230,440
NR	4,480		Vincennes Econ. Dev., Southwest Indiana Regl. Youth Proj., 6.25%, 1/01/24	01/09 @ 102	4,476,954

					26,620,038

			Louisiana—1.5%
AAA	3,445		Pub. Facs. Auth. Dept. of Pub. Safety, 5.875%, 6/15/14, MBIA	06/10 @ 100	3,775,582

See Notes to Financial Statements.

BlackRock Municipal 2018 Term Trust (BPK) (continued)

Rating[1]	Principal Amount (000)		Description	Option Call Provisions[2]	Value

			Maryland—2.1%
NR4	$5,170		Frederick Cnty., Urbana Cmnty. Dev. Auth. Proj., Ser. A, 5.80%, 7/01/20	07/07 @ 102	$5,243,207

			Michigan—6.8%
A1	5,450		Hosp. Fin. Auth., Henry Ford Hlth. Sys. Proj., Ser. A, 6.00%, 11/15/19	11/09 @ 101	5,846,106
BB+	9,000		Midland Cnty. Econ. Dev., Ser. A, 6.875%, 7/23/09	07/07 @ 101	9,476,370
A	700		Pontiac Tax Increment Fin. Auth. Dev. Area 2, 5.625%, 6/01/22, ACA	06/12 @ 101	748,391
A	1,000		Pontiac Tax Increment Fin. Auth. Dev. Area 3, 5.375%, 6/01/17, ACA	06/12 @ 101	1,067,200

					17,138,067

			Mississippi—4.4%
BBB	9,000		Lowndes Cnty. Sld. Wst. Disp., PCR, Weyerhaeuser Co. Proj., Ser. A, 6.80%, 4/01/22	No Opt. Call	11,196,360

			Multi-State—8.6%
A3	14,000	[3]	Charter Mac Equity Issuer Trust, Ser. A-3, 6.80%, 10/01/52	10/14 @ 100	15,813,140
Baa2	6,000	[3]	MuniMae TE Bond Subsidiary LLC, Ser. B2, Zero Coupon, 6/30/49	09/14 @ 100	5,956,140

					21,769,280

			Nevada—2.6%
BBB+	5,000		Dept. of Bus. & Ind., Republic Svc., Inc. Proj., 5.625%, 12/01/26	No Opt. Call	5,458,600
NR	1,100		Las Vegas Spec. Imp. Dist. 809, Summerlin Area Proj., 5.35%, 6/01/17	12/05 @ 103	1,120,075

					6,578,675

			New Hampshire—4.0%
AAA	7,000		Bus. Fin. Auth., PCR, Pub. Svc. Co. Proj., Ser. C, 5.45%, 5/01/21, MBIA	05/12 @ 101	7,795,480
A+	2,025		Hlth. & Ed. Facs. Auth., Exeter Hosp. Proj., 6.00%, 10/01/24	10/11 @ 101	2,224,604

					10,020,084

			New Jersey—12.0%
			Econ. Dev. Auth.,
B	4,065		Continental Airlines, Inc. Proj., 7.00%, 11/15/30	11/10 @ 101	3,743,377
B	6,750		Continental Airlines, Inc. Proj., 7.20%, 11/15/30	11/10 @ 101	6,365,588
Baa3	8,410		Kapkowski Road Landfill Proj., 5.50%, 4/01/16	No Opt. Call	8,848,834
BBB	8,500		Econ. Dev. Auth. Cigarette Tax, 5.50%, 6/15/24	06/12 @ 100	9,011,870
NR	2,500		Middlesex Cnty. Impvt. Auth., Heldrich Ctr. Hotel Proj., Ser. B, 6.125%, 1/01/25	01/15 @ 100	2,495,500

					30,465,169

			New Mexico—0.9%
NR	2,175		Sandoval Cnty. Proj. Dev., Santa Ana Pueblo Proj., 7.75%, 7/01/15	No Opt. Call	2,254,975

			North Carolina—1.7%
A-	4,000		Wake Cnty. Ind. Facs., PCR, Carolina Pwr. & Lt. Co. Proj., 5.375%, 2/01/17	02/12 @ 101	4,360,000

			Ohio—0.2%
NR	500		Pinnacle Cmnty. Infrastructure Fin. Auth. Facs. Rev., Ser. A, 6.00%, 12/01/22	12/14 @ 101	521,025

			Oklahoma—1.1%
B-	2,700		Tulsa Mun. Arpt. Trust, Ser. A, 7.75%, 6/01/35	No Opt. Call	2,801,007

			Pennsylvania—7.4%
NR	2,000		Montgomery Cnty. Indl. Dev. Auth., Whitemarsh Continuing Care Proj., 6.00%, 2/01/21	02/15 @ 100	2,082,160
			Philadelphia Auth. for Ind. Dev., Ser. B, FSA,
AAA	5,000		5.50%, 10/01/18	10/11 @ 101	5,530,700
AAA	5,000		5.50%, 10/01/19	10/11 @ 101	5,518,950
			West Cornwall Twnshp. Mun. Auth. Coll., Elizabethtown Coll. Proj.,
BBB+	2,500		5.90%, 12/15/18	12/11 @ 100	2,759,875
BBB+	2,650		6.00%, 12/15/22	12/11 @ 100	2,934,027

					18,825,712

			South Carolina—3.5%
BBB+	5,000		Jobs Econ. Dev. Auth. Hosp. Fac. Rev., Palmetto Hlth. Alliance Proj., Ser. A, 6.125%, 8/01/23	08/13 @ 100	5,470,200
NR	3,211		Lancaster Cnty. Assmt. Rev., Edgewater Imp. Dist. Proj., Ser. B, 6.125%, 11/01/14	No Opt. Call	3,300,266

					8,770,466

			Tennessee—2.4%
AAA	12,000		Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd. Hosp. Facs. Rev., Ser. A, Zero Coupon, 1/01/19, FSA	01/13 @ 71.667	6,064,920

			Texas—20.2%
			Affordable Hsg. Corp. Multi-Fam. Hsg. Rev., Arborstone/Baybrook Oaks Proj., Ser. A,
Ba3	12,695		5.55%, 11/01/18	11/11 @ 102	10,343,505
Ba3	9,800		5.75%, 11/01/22	11/11 @ 102	7,860,776
BBB	2,000		Alliance Arpt. Auth. Inc. Spec. Facs., Fed. Express Corp. Proj., 6.375%, 4/01/21	04/06 @ 102	2,091,580

See Notes to Financial Statements.

BlackRock Municipal 2018 Term Trust (BPK) (continued)

Rating[1]	Principal Amount (000)		Description	Option Call Provisions[2]	Value

			Texas—(continued)
			Birdville Indpt. Sch. Dist., GO,
AAA	$1,615		Zero Coupon, 2/15/18	No Opt. Call	$937,556
AAA	1,815		Zero Coupon, 2/15/19	No Opt. Call	1,001,154
AAA	2,625		Zero Coupon, 2/15/20	No Opt. Call	1,374,161
AAA	2,500		Zero Coupon, 2/15/21	No Opt. Call	1,240,600
BBB+	10,010		Brazos River Auth., PCR, TXU Elec. Co. Proj., Ser. C, 5.75%, 5/01/36	No Opt. Call	10,694,284
NR	4,305		Dallas Cnty. Flood Ctrl., 6.75%, 4/01/16	04/13 @ 100	4,469,623
			Dallas Ft. Worth Intl. Arpt. Fac. Impvt., Ser. A, FGIC,
AAA	5,000		5.875%, 11/01/17	11/11 @ 100	5,580,650
AAA	5,000		5.875%, 11/01/18	11/11 @ 100	5,559,900

					51,153,789

			Washington—4.8%
			Energy Northwest Wind Proj.,
A-	5,000		Ser. A, 6.00%, 1/01/07	N/A	5,381,350
A-	6,175		Ser. B, 5.875%, 1/01/07	N/A	6,634,791

					12,016,141

			Wisconsin—6.5%
			Hlth. & Edl. Facs. Auth.,
AA-	5,000		Froedert & Cmnty. Hlth. Oblig. Proj., 5.375%, 10/01/21	10/11 @ 101	5,283,100
A	10,000		Wheaton Franciscan Svcs. Proj., 6.25%, 8/15/22	02/12 @ 101	11,125,300

					16,408,400

			Trust Territories—1.6%
A-	4,000	[3]	San Manuel Entertainment Auth., 2004 Gaming Proj., Ser.C, 4.50%, 12/01/16	12/13 @ 102	4,026,280

			Total Long-Term Investments (cost $359,331,582)		379,910,967

			SHORT-TERM INVESTMENTS—2.7%
			Alaska—1.6%
A1+	4,000	[7]	Valdez Alaska Marine Term., Exxon Pipeline Co. Proj., Ser. A, 2.27%, 7/07/05, FRWD	N/A	4,000,000

			Ohio—0.5%
VMIG1	1,300	[7]	Hamilton Cnty. Hosp. Facs. Proj., 2.26%, 7/07/05, FRWD	N/A	1,300,000

			Virginia—0.6%
A1+	1,500	[7]	Fairfax Cnty. IDA Rev., Iova Health Systems Proj., 2.19%, 7/06/05, FRWD	N/A	1,500,000

	Shares
	(000)

			MONEY MARKET FUND—0.0%
	50		AIM Tax Free Investment Co. Cash Reserve Portfolio	N/A	50,000

			Total Short-Term Investments (cost $6,850,000)		6,850,000

			Total Investments—152.8% (cost $366,181,5828)		$386,760,967
			Other assets in excess of liabilities—1.6%		4,025,169
			Preferred shares at redemption value, including dividends payable—(54.4)%		(137,637,518)

			Net Assets Applicable to Common Shareholders—100%		$253,148,618

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of June 30, 2005, the Trust held 11.8% of its net assets, with a current market value of $29,748,285, in securities restricted as to resale.

[4]	Security is deemed to be of investment grade quality by the investment advisor.
[5]

Security, or a portion thereof, pledged as collateral with a value of $1,603,602 on 856 short U.S. Treasury Note futures contracts expiring September 2005. The value of such contracts on June 30, 2005 was $97,129,250, with an unrealized loss of $1,046,030.

[6]	This bond is prefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[7]

For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of June 30, 2005.

[8]

Cost for Federal income tax purposes is $366,114,184. The net unrealized appreciation on a tax basis is $20,646,783, consisting of $24,981,362 gross unrealized appreciation and $4,334,579 gross unrealized depreciation.

KEY TO ABBREVIATIONS

ACA	—	American Capital Access	GO	—	General Obligation
AMBAC	—	American Municipal Bond Assurance Corp.	IDA	—	Industrial Development Authority
FGIC	—	Financial Guaranty Insurance Co.	MBIA	—	Municipal Bond Insurance Assoc.
FRWD	—	Floating Rate Weekly Demand	PCR	—	Pollution Control Revenue
FSA	—	Financial Security Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
JUNE 30, 2005
BlackRock Municipal 2020 Term Trust (BKK)

Rating[1]	Principal Amount (000)		Description	Option Call Provisions[2]	Value

			LONG-TERM INVESTMENTS—153.7%
			California—25.6%
A	$12,000		California, GO, 5.00%, 11/01/22	11/13 @ 100	$12,762,840
BBB-	10,000		Foothill/Eastern Transportation Corridor Cap. Apprec., Zero Coupon, 1/15/22	01/10 @ 50.177	3,873,600
BBB	12,500		Foothill/Eastn. Transp. Corridor Agcy. Toll Road Rev., Zero Coupon, 1/15/21	01/10 @ 53.346	5,146,500
			Golden St. Tobacco Sec. Corp.,
BBB	3,000		Ser. A-1, 6.625%, 6/01/40	06/13 @ 100	3,352,650
BBB	12,010		Ser. A-1, 6.75%, 6/01/39	06/13 @ 100	13,519,537
BBB	975		Ser. A-3, 7.875%, 6/01/42	06/13 @ 100	1,176,104
BBB	1,470		Ser. A-5, 7.875%, 6/01/42	06/13 @ 100	1,773,202
A-	20,000		Ser. B, 5.375%, 6/01/28	06/10 @ 100	21,014,800
B-	3,035		Los Angeles Regl. Arpt. Impvt. Corp. Lease Rev., Amer. Airlines, Inc. Proj., Ser. C, 7.50%,	12/12 @ 102	3,194,489
BBB+	7,000		Poll. Ctrl. Fin. Auth. Sld. Wst. Disp. Rev., Republic Svcs., Inc. Proj., Ser. C, 5.25%, 6/01/23	No Opt. Call	7,480,760
AAA	6,865		Riverside Cnty., Riverside Cnty. Hosp. Proj., Zero Coupon, 6/01/25, MBIA	No Opt. Call	2,660,462
BBB+	3,355		Statewide Cmntys., Daughters of Charity Hlth. Proj., 5.25%, 7/01/25	07/15 @ 100	3,552,811

					79,507,755

			Colorado—0.7%
AAA	4,500		E-470 Pub. Hwy. Auth. Cap. Apprec., Ser. B, Zero Coupon, 9/01/22, MBIA	No Opt. Call	2,069,550

			District of Columbia—5.3%
			Friendship Pub., Charter Sch., Inc. Proj., ACA,
A	3,320		5.00%, 6/01/23	06/14 @ 100	3,403,764
A	2,680		5.75%, 6/01/18	06/14 @ 100	2,950,224
AAA	5,000	[3]	Met. Washington Arpts. Auth. Arpt. Sys. Rev., Ser. C-2, 5.00%, 10/01/24, FSA	10/14 @ 100	5,244,700
BBB	4,215		Tobacco Settlement Fin. Corp., 6.50%, 5/15/33	No Opt. Call	4,907,229

					16,505,917

			Florida—16.3%
NR	4,860		Bellago Edl. Facs. Benefit Dist., Ser. A, 5.85%, 5/01/22	05/14 @ 100	5,058,142
Baa1	1,500		Cap. Trust Agcy. Multi-Fam. Hsg., American Oppty. Proj., Ser. A, 5.75%, 6/01/23	06/13 @ 102	1,500,900
NR	3,000		CFM Cmnty. Dev. Dist. Cap. Impvt., Ser. B, 5.875%, 5/01/14	No Opt. Call	3,134,040
NR	4,445		Grand Hampton Cmnty. Dev. Dist. Cap. Impvt., 6.10%, 5/01/24	05/13 @ 101	4,611,599
NR	4,140		Habitat Cmnty. Dev. Dist., 5.80%, 5/01/25	05/14 @ 101	4,216,259
BB+	5,475		Miami Beach Hlth. Facs. Auth., Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	6,200,711
NR	4,690		Middle Vlg. Cmnty. Dev. Dist., Ser. A, 5.80%, 5/01/22	05/13 @ 100	4,872,066
NR	1,000		Pine Islands Cmnty. Dev. Dist. Util. Sys. Rev., 5.30%, 11/01/10	No Opt. Call	1,008,960
NR	7,680		Stevens Plantation Cmnty. Dist. Spl. Assmt. Rev., Ser. B, 6.375%, 5/01/13	No Opt. Call	8,000,640
NR	3,854		Vlg. Cmnty. Dev. Dist. Spl. Assmt. Rev. No. 5, Ser. A, 6.00%, 5/01/22	05/13 @ 101	4,087,938
NR	6,000		Westchester Cmnty. Dev. Dist. No. 1 Spl. Assmt., 6.00%, 5/01/23	05/13 @ 101	6,311,880
NR	1,555		World Commerce Cmnty. Dev. Dist. Spec. Assmt., Ser. A-1, 6.25%, 5/01/22	05/14 @ 101	1,618,164

					50,621,299

			Georgia—1.6%
BBB	2,500		Milledgeville Baldwin Cnty. Dev. Auth., Georgia Coll. & St. Univ. Fndtn. Proj., 5.50%, 9/01/24	09/14 @ 101	2,627,350
BBB	2,350		Richmond Cnty. Dev. Auth. Env. Impvt., 5.75%, 11/01/27	11/13 @ 100	2,488,250

					5,115,600
			Illinois—9.7%
NR	2,155		Centerpoint Intermodal Ctr. Prog. Trust, Ser. A, 8.00%, 6/15/23	No Opt. Call	2,218,142
A-	5,000		Dev. Fin. Auth., DePaul Univ. Proj., Ser. C, 5.25%, 10/01/24	10/14 @ 100	5,390,200
AA+	4,800		Edl. Fac. Auth., Northwestern Univ. Proj., 5.00%, 12/01/21	12/13 @ 100	5,157,216
			Fin. Auth. Student Hsg., MJH Ed. Asst. Living Proj.,
Baa2	2,725		Ser. A, 5.00%, 6/01/24	06/14 @ 100	2,760,044
Baa2	3,250		Ser. A, 5.50%, 6/01/19	06/14 @ 100	3,471,357
Baa3	1,075		Ser. B, 5.00%, 6/01/24	06/14 @ 100	1,079,934
AAA	8,265		Lake Cnty. Cmnty. Con. Sch. Dist., No. 73 Hawthorn Proj., Zero Coupon, 12/01/22, MBIA	No Opt. Call	3,771,154
AAA	13,455		Met. Pier & Expo. Auth. Ded. St. Tax Rev., McCormick Place Expansion Proj., Ser. A,
			Zero Coupon, 6/15/22, MBIA	No Opt. Call	6,394,085

					30,242,132

See Notes to Financial Statements.

BlackRock Municipal 2020 Term Trust (BKK) (continued)

Rating[1]	Principal Amount (000)		Description	Option Call Provisions[2]	Value

			Indiana—5.1%
BBB	$10,000		Indianapolis Arpt. Auth., FedEx Corp. Proj., 5.10%, 1/15/17	No Opt. Call	$10,581,000
NR	5,290		Vincennes Econ. Dev., Southwest Indiana Regl. Youth Proj., 6.25%, 1/01/24	01/09 @ 102	5,286,403

					15,867,403

			Kansas—1.1%
AAA	6,440		Wyandotte Cnty. Unified Gov’t. Spl. Oblig., Intl. Speedway Proj., Zero Coupon, 12/01/20, MBIA	No Opt. Call	3,264,500

			Kentucky—1.4%
BBB	3,750		Maysville Sld. Wst. Disp., Inland Container Corp. Proj., 6.90%, 9/01/22	09/13 @ 102	4,219,575

			Louisiana—0.7%
BBB	2,000		De Soto Parish Env. Impvt. Rev., Ser. A, 5.85%, 11/01/27	11/13 @ 100	2,089,480

			Maryland—5.6%
			Frederick Cnty., Urbana Cmnty. Dev. Auth. Proj.,
NR4	3,000		6.625%, 7/01/25	07/07 @ 102	3,135,060
NR4	5,171		Ser. A, 5.80%, 7/01/20	07/07 @ 102	5,244,221
Baa1	8,500		Hlth. & Higher Edl. Facs. Auth., Medstar Hlth. Proj., 5.375%, 8/15/24	08/14 @ 100	8,991,725

					17,371,006

			Massachusetts—3.3%
AAA	5,000		Bay Transp. Auth. Sales Tax Rev., Ser. A, 5.00%, 7/01/24	No Opt. Call	5,610,800
BBB	4,500		Dev. Fin. Agcy. Sld. Wst. Disp. Rev., Wst. Mgmt., Inc. Proj., 5.45%, 6/01/14	No Opt. Call	4,782,285

					10,393,085

			Michigan—1.7%
BB+	5,000		Midland Cnty. Econ. Dev., Ser. A, 6.875%, 7/23/09	07/07 @ 101	5,264,650

			Minnesota—0.4%
A2	1,250		Higher Ed. Facs. Auth., Univ. of St. Thomas Proj., Ser. 5, 5.00%, 10/01/24	10/14 @ 100	1,322,875

			Mississippi—1.0%
BBB	3,000		Warren Cnty. Env. Impvt, Intl. Paper Proj., Ser. A, 5.85%, 11/01/27	11/13 @ 100	3,121,860

			Missouri—3.6%
BBB+	5,000		Dev. Fin. Brd., Branson Landing Proj., Ser. A, 5.50%, 12/01/24	06/14 @ 100	5,340,550
AA	5,500		Hlth. & Edu. Fac., BJC Hlth. Sys. Proj., Ser. A, 5.00%, 5/15/20	05/15 @ 100	5,888,630

					11,229,180

			Multi-State—6.6%
			Charter Mac Equity Issuer Trust,
A3	1,000	[5]	Ser. A, 5.75%, 4/30/15	No Opt. Call	1,053,580
A3	2,500	[5]	Ser. A, 6.00%, 4/30/19	No Opt. Call	2,677,300
Baa1	4,000	[5]	Ser. B, 6.00%, 4/30/15	No Opt. Call	4,211,800
Baa1	2,500	[5]	Ser. B, 6.30%, 4/30/19	No Opt. Call	2,666,550
			MuniMae TE Bond Subsidiary, LLC,
Baa2	5,000	[5]	Ser. C1, 5.40%, 6/30/49	09/14 @ 100	4,967,300
Baa2	5,000	[5]	Ser. C2, 5.80%, 6/30/49	09/19 @ 100	4,985,100

					20,561,630

			New Hampshire—1.70%
BBB+	5,000		Hlth., Elliot Hosp. Proj., Ser. B, 5.60%, 10/01/22	10/13 @ 100	5,339,200

			New Jersey—13.0%
			Econ. Dev. Auth.,
B	10,000		Continental Airlines, Inc. Proj., 7.00%, 11/15/30	11/10 @ 101	9,208,800
B	1,500		Continental Airlines, Inc. Proj., 9.00%, 6/01/33	06/13 @ 101	1,581,735
BBB-	1,000		First Mtg. Winchester Proj., Ser. A, 4.80%, 11/01/13	No Opt. Call	1,021,550
Baa3	7,500		Kapkowski Rd. Landfill Proj., 6.50%, 4/01/31	No Opt. Call	8,611,725
BBB	11,500		Econ. Dev. Auth. Cigarette Tax, 5.50%, 6/15/24	06/12 @ 100	12,192,530
Baa1	4,000		Hlth. Care Fac. Fin. Auth., Cap. Hlth. Sys. Oblig. Grp. Proj., Ser. A, 5.75%, 7/01/23	07/13 @ 100	4,351,880
			Middlesex Cnty. Impvt. Auth.,
NR	2,500		Heldrich Ctr. Hotel Proj., Ser. B, 6.125%, 1/01/25	01/15 @ 100	2,495,500
Baa1	1,000		Str. Student Hsg. Proj., Ser. A, 5.00%, 8/15/23	08/14 @ 100	1,030,950

					40,494,670

			New Mexico—0.8%
NR	2,520		Sandoval Cnty. Proj. Dev., Santa Ana Pueblo Proj., 7.75%, 7/01/15	No Opt. Call	2,612,660

See Notes to Financial Statements.

BlackRock Municipal 2020 Term Trust (BKK) (continued)

Rating[1]	Principal Amount (000)		Description	Option Call Provisions[2]	Value

			Ohio—6.9%
			Cuyahoga Cnty., Cleveland Clinic Hlth. Sys. Proj.,
Aa3	$3,000		6.00%, 1/01/19	07/13 @ 100	$3,446,490
Aa3	10,000		6.00%, 1/01/20	07/13 @ 100	11,451,300
NR	1,100		Pinnacle Cmnty. Infrastructure Fin. Auth. Facs. Rev., Ser. A, 6.00%, 12/01/22	12/14 @ 101	1,146,255
NR	1,215		Port of Greater Cincinnati Dev. Auth., Coop. Pub. Pkg. Infrastructure Proj., 6.30%, 2/15/24	02/14 @ 102	1,305,420
Baa2	4,000		Wtr. Dev. Auth., Collateral Wtr. Dev. Dayton Pwr. Proj., Ser. A, 6.40%, 8/15/27	08/05 @ 100	4,017,240

					21,366,705

			Oklahoma—1.1%
B-	3,350		Tulsa Mun. Arpt. Trust, Ser. A, 7.75%, 6/01/35	No Opt. Call	3,475,324

			Pennsylvania—6.3%
BBB+	6,680		Higher Edl. Fac., La Salle Univ. Proj., 5.50%, 5/01/26	05/13 @ 100	7,147,600
A	10,000		Lancaster Cnty. Hosp. Auth., Gen. Hosp. Proj., 5.75%, 3/15/20	09/13 @ 100	11,027,800
NR	1,275		Montgomery Cnty. Indl. Dev. Auth., Whitemarsh Continuing Care Proj., 6.00%, 2/01/21	02/15 @ 100	1,327,377

					19,502,777

			Rhode Island—1.5%
BBB	4,500		Hlth. & Edl. Bldg. Corp. Hosp. Fin., Ser. A, 5.875%, 9/15/23	09/08 @ 100	4,581,270

			Texas—7.0%
Ba3	5,000		Affordable Hsg. Corp. Multi-Fam. Hsg. Rev., Arborstone/Baybrook Oaks Proj., Ser. A, 5.85%, 11/01/31	11/11 @ 102	3,948,550
BBB	1,100		Brazos River Auth., PCR, TXU Energy Co. LLC Proj., Ser. A, 6.75%, 4/01/38	No Opt. Call	1,250,403
BBB-	3,500		Port Corpus Christi Indl. Dev. Corp., Valero Proj., Ser. C, 5.40%, 4/01/18	04/08 @ 102	3,643,710
			Tpke. Auth., Central Texas Tpke. Sys. Proj., Ser. A, AMBAC,
AAA	7,990		Zero Coupon, 8/15/21	No Opt. Call	3,907,589
AAA	8,450		Zero Coupon, 8/15/24	No Opt. Call	3,530,410
			Weatherford Indpt. Sch. Dist.,
AAA	6,945		Zero Coupon, 2/15/23	02/11 @ 50.236	2,745,289
AAA	6,945		Zero Coupon, 2/15/24	02/11 @ 47.435	2,579,443

					21,605,394

			Virginia—7.7%
NR	5,000		Celebrate North Cmnty. Dev. Auth. Spl. Assmt. Rev., Ser. B, 6.60%, 3/01/25	03/14 @ 102	5,224,650
BBB	10,000		Charles City Cnty. Econ. Dev. Auth. Sld. Wst. Disp., 5.125%, 8/01/27	09/05 @ 100	10,329,400
A3	7,500		Mecklenburg Cnty. Ind. Dev. Auth., Exempt FAC-UAE LP Proj., 6.50%, 10/15/17	10/12 @ 100	8,455,875

					24,009,925

			Washington—2.5%
			Washington,
AAA	10,000		Ser. S-5, Zero Coupon, 1/01/19, FGIC	No Opt. Call	5,538,200
AAA	4,630		Mtr. Veh. Proj., Ser. F, Zero Coupon, 12/01/21, MBIA	No Opt. Call	2,213,557

					7,751,757

			Wisconsin—2.1%
			Hlth. & Ed. Fac. Auth., Wheaton Franciscan Svcs. Proj.,
A	2,880		5.50%, 8/15/17	08/13 @ 100	3,145,248
A	3,190		5.50%, 8/15/18	08/13 @ 100	3,460,927

					6,606,175

			Trust Territories—1.3%
A-	4,000	[5]	San Manuel Entertainment Auth., 2004 Gaming Proj., Ser.C, 4.50%, 12/01/16	12/13 @ 102	4,026,280

			U. S. Virgin Islands—0.4%
BBB	1,000		Virgin Islands Pub. Fin. Auth., Sen. Lien Matching Fund Loan, Ser. A, 5.25%, 10/01/17	10/14 @ 100	1,098,910

See Notes to Financial Statements.

BlackRock Municipal 2020 Term Trust (BKK) (continued)

Rating[1]	Principal Amount (000)		Description	Option Call Provisions[2]	Value

			Puerto Rico—11.7%
A-	$10,900		Puerto Rico Elec. Pwr. Auth., Ser. NN, 5.125%, 7/01/24	07/13 @ 100	$11,631,390
			Puerto Rico Pub. Impvt., Ser. A,
BBB	5,000		5.25%, 7/01/22	07/13 @ 100	5,413,000
BBB	11,000		5.25%, 7/01/23	07/13 @ 100	11,900,790
BBB	7,000		5.25%, 7/01/24	07/13 @ 100	7,558,320

					36,503,500

			Total Long-Term Investments (cost $450,280,610)		477,742,044

			SHORT-TERM INVESTMENTS—2.0%
			Massachusetts—0.1%
A1+	350	[6]	St. Dev. Fin. Agcy., Boston Univ. Proj., Ser. R-4, 2.25%, 7/01/05, XLCA, FRDD	N/A	350,000

			North Dakota—1.7%
VMIG1	5,250	[6]	Grand Forks Hosp. Fac. Rev., United Hosp. Oblig. Grp. Proj., 2.32%, 7/01/05, FRDD	N/A	5,250,000

Shares (000)

	MONEY MARKET FUND—0.2%
750	AIM Tax Free Investment Co. Cash Reserve Portfolio	N/A	750,000

	Total Short-Term Investments (cost $6,350,000)		6,350,000

	Total Investments—155.7% (cost $456,630,6107)		$484,092,044
	Other assets in excess of liabilities—1.4%		4,361,283
	Preferred shares at redemption value, including dividends payable—(57.1)%		(177,628,076)

	Net Assets Applicable to Common Shareholders—100%		$310,825,251

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.

[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]

Security, or a portion thereof, pledged as collateral with a value of $2,122,880 on 1,075 short U.S. Treasury Note futures contracts expiring September 2005. The value of such contracts on June 30, 2005 was $121,978,906, with an unrealized loss of $1,330,944.

[4]	Security is deemed to be of investment grade quality by the investment advisor.
[5]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of June 30, 2005, the Trust held 7.9% of its net assets, with a current market value of $24,587,910, in securities restricted as to resale.

[6]

For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of June 30, 2005.

[7]

Cost for Federal income tax purposes is $456,628,264. The net unrealized appreciation on a tax basis is $27,463,780, consisting of $28,608,397 gross unrealized appreciation and $1,144,617 gross unrealized depreciation.

KEY TO ABBREVIATIONS
ACA	—	American Capital Access	GO	—	General Obligation
AMBAC	—	American Municipal Bond Assurance Corp.	MBIA	—	Municipal Bond Insurance Assoc.
FGIC	—	Financial Guaranty Insurance Co.	PCR	—	Pollution Control Revenue
FRDD	—	Floating Rate Daily Demand	XLCA	—	XL Capital Assurance
FSA	—	Financial Security Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited) JUNE 30, 2005
BlackRock Municipal Target Term Trust (BMN)

Rating[1]	Principal Amount (000)		Description	Option Call Provisions[2]	Value

			LONG-TERM INVESTMENTS—144.9%
			Alabama—3.4%
AAA	$9,450		Fed. Hwy. Fin. Auth., Grant Antic., Ser. A, 4.125%, 3/01/07, MBIA	No Opt. Call	$9,656,766
AAA	5,000		Jefferson Cnty. Cap. Impvt., GO, Ser. A, 5.00%, 4/01/07, MBIA	No Opt. Call	5,187,500
AAA	1,000		Mobile, GO, 4.00%, 2/15/07, AMBAC	No Opt. Call	1,019,350

					15,863,616

			Alaska—2.5%
			Anchorage, GO,
AAA	1,750		Ser. A, 4.125%, 6/01/06, FGIC	No Opt. Call	1,772,995
AAA	2,245		Ser. A, 4.25%, 6/01/07, FGIC	No Opt. Call	2,305,705
AAA	1,335		Ser. B, 3.20%, 7/01/07, MBIA	No Opt. Call	1,345,506
AAA	5,000		Ser. B, 3.25%, 7/01/07, MBIA	No Opt. Call	5,044,100
AAA	1,000		Ser. B, 4.25%, 7/01/07, FGIC	No Opt. Call	1,028,010

					11,496,316

			Arizona—2.5%
AAA	6,255		Maricopa Cnty. Pub. Fin. Corp. Lease Rev., 4.25%, 7/01/07, AMBAC	No Opt. Call	6,430,203
AAA	5,000		Trans. Brd., Grant Antic., 4.125%, 1/01/07, MBIA	No Opt. Call	5,104,550

					11,534,753

			Arkansas—1.1%
AAA	5,000		Univ. of Arkansas Athl. Fac. Rev., Razorback Stadium Proj., Zero Coupon, 12/01/21, FSA	12/06 @ 100	5,055,950

			California—7.8%
AAA	6,000		California, GO, 6.30%, 9/01/06, AMBAC	No Opt. Call	6,253,080
AAA	30,000		Dept. of Wtr. Res. Pwr. Sply. Rev., Ser. A, 3.50%, 5/01/07, MBIA	No Opt. Call	30,454,500

					36,707,580

			Colorado—8.9%
AAA	17,150		Denver City & Cnty., GO, Ser. B, 5.625%, 8/01/07, MBIA	No Opt. Call	18,149,159
AAA	1,015		El Paso Cnty., COP, Detention Fac. Proj., Ser. B, 2.50%, 12/01/06, AMBAC	No Opt. Call	1,012,077
AAA	9,700		Met. Football Stad. Dist. Sales Tax Rev., Ser. A, Zero Coupon, 1/01/07, MBIA	No Opt. Call	9,255,740
			Regl. Transp. Dist., COP, Transp. Vehicle Proj., Ser. A, MBIA,
AAA	6,215		5.00%, 6/01/06	No Opt. Call	6,345,950
AAA	5,470		5.00%, 6/01/07	No Opt. Call	5,698,591
AAA	1,100		Thornton, COP, 2.50%, 12/01/06, AMBAC	No Opt. Call	1,095,215

					41,556,732

			Delaware—0.2%
AAA	1,050		Delaware River & Bay Auth., 2.50%, 1/01/07, MBIA	No Opt. Call	1,047,722

			Florida—2.2%
AAA	1,255		Delray Beach, Decade of Excellence Prog., GO, 3.50%, 2/01/07, FSA	No Opt. Call	1,270,110
AAA	1,740		Delray Beach Utils. Tax, 3.50%, 6/01/07, FSA	No Opt. Call	1,764,639
AAA	1,645		Mun. Loan Council, Ser. A, 4.00%, 5/01/07, MBIA	No Opt. Call	1,682,078
AAA	1,765	[3]	Orange Cnty. Tourist Dev. Tax Rev., Ser. A, 6.375%, 10/01/06, AMBAC	ETM	1,782,244
AAA	2,000		Sarasota Wtr. & Swr. Sys., 4.25%, 10/01/06, MBIA	No Opt. Call	2,038,100
AAA	1,865		Tampa Wtr. & Swr., 5.50%, 10/01/06, FSA	No Opt. Call	1,928,671

					10,465,842

			Georgia—1.1%
AAA	4,805		Columbus Wtr. & Swr., 4.00%, 5/01/07, FSA	No Opt. Call	4,917,629

			Hawaii—4.8%
			Hawaii, GO,
AAA	5,675		Ser. CP, 5.50%, 10/01/06, FGIC	No Opt. Call	5,863,807
AAA	9,000		Ser. CS, 5.25%, 4/01/06, MBIA	No Opt. Call	9,171,090
AAA	1,265		Ser. CW, 3.60%, 8/01/06, FGIC	No Opt. Call	1,277,574
			Honolulu City & Cnty., GO, Ser. A,
AAA	2,275		4.00%, 9/01/06, FSA	No Opt. Call	2,307,510
AAA	3,500		5.80%, 1/01/07, FGIC	No Opt. Call	3,654,910

					22,274,891

See Notes to Financial Statements.

BlackRock Municipal Target Term Trust (BMN) (continued)

Rating[1]	Principal Amount (000)		Description	Option Call Provisions[2]	Value

			Illinois—17.8%
			Champaign Cnty. Cmnty. #116, Ser. C, FGIC,
AAA	$385	[3]	Zero Coupon, 1/01/07	ETM	$369,038
AAA	680		Zero Coupon, 1/01/07	No Opt. Call	650,848
AAA	995	[3]	Zero Coupon, 1/01/08	ETM	924,902
AAA	1,765		Zero Coupon, 1/01/08	No Opt. Call	1,633,049
AAA	12,000		Chicago, GO, Ser. A, 4.25%, 1/01/07, MBIA	No Opt. Call	12,265,560
AAA	2,665		Chicago Park Dist. Pkg. Rev., GO, Ser. A, 3.00%, 1/01/07, FGIC	No Opt. Call	2,675,793
AAA	1,565		Chicago Wstwtr. Trans., Ser. A, 3.50%, 1/01/07, AMBAC	No Opt. Call	1,582,653
			Cook Cnty. High Sch. Dist., No. 201 J. Sterling Morton Twnshp. Proj., FGIC,
AAA	6,790	[3]	Zero Coupon, 12/01/07	ETM	6,336,156
AAA	430		Zero Coupon, 12/01/07	No Opt. Call	399,457
			Du Page Cnty. Trans. Rev., FSA,
AAA	4,815		4.50%, 1/01/07	No Opt. Call	4,938,986
AAA	5,390		4.50%, 1/01/09	No Opt. Call	5,644,786
			Illinois, GO, Ser. I,
AAA	15,080		3.25%, 11/01/06, FGIC	No Opt. Call	15,186,465
AAA	4,000		4.00%, 4/01/07, FSA	No Opt. Call	4,084,760
AAA	12,625		4.25%, 4/01/07, MBIA	No Opt. Call	12,945,675
AAA	1,000		Kane Cnty., GO, 3.75%, 1/01/07, FGIC	No Opt. Call	1,014,900
			Sales Tax, Ser. O,
AAA	5,900		Zero Coupon, 6/15/07	No Opt. Call	5,566,414
AAA	5,635		Zero Coupon, 6/15/08	No Opt. Call	5,113,312
AAA	2,000		Will Cnty. Cmnty. Sch. Dist., 7.05%, 12/01/08, AMBAC	No Opt. Call	2,259,400

					83,592,154

			Indiana—2.9%
AAA	5,000		Bond Bank Sch. Fund, 4.00%, 2/01/07, AMBAC	No Opt. Call	5,096,050
AAA	9,000		Indiana Univ. Student Fee Rev., Zero Coupon, 8/01/06, AMBAC	No Opt. Call	8,678,520

					13,774,570

			Iowa—0.9%
AAA	3,940		West Des Moines Cmnty. Sch. Dist., 4.00%, 6/01/07, AMBAC	No Opt. Call	4,028,414

			Kentucky—4.1%
AAA	12,610		Econ. Dev. Fin. Sys., Norton Hlth. Care, Inc. Proj., Ser. B, Zero Coupon, 10/01/07, MBIA	No Opt. Call	11,740,667
			Ppty. & Bldgs. Auth., Proj. No. 69, FSA,
AAA	2,035		Ser. B, 4.00%, 8/01/06	No Opt. Call	2,063,327
AAA	5,560		Ser. C, 4.00%, 8/01/06	No Opt. Call	5,637,395

					19,441,389

			Louisiana—4.5%
AAA	7,530		MuniMae Trust, Ser. 7, Cl. A, 4.40%, 12/16/08	No Opt. Call	7,586,550
AAA	5,250		New Orleans, GO, Zero Coupon, 9/01/06, AMBAC	No Opt. Call	5,076,855
AAA	3,555		Off. Facs. Corp. Lease, Cap. Complex Prog., 4.00%, 5/01/07, AMBAC	No Opt. Call	3,630,686
AAA	4,565		Pub. Facs. Auth., Ochsner Clinic Fndtn. Proj., Ser. A, 3.00%, 5/15/07, MBIA	No Opt. Call	4,575,545

					20,869,636

			Massachusetts—2.7%
AAA	11,760		Massachusetts, GO, Ser. A, 5.25%, 1/01/09, FSA	No Opt. Call	12,665,990

			Michigan—3.5%
AAA	1,270	[3]	Detroit, GO, 3.00%, 4/01/07, MBIA	ETM	1,275,956
AAA	2,100		Grand Rapids Wtr. Sply., 4.00%, 1/01/07, FGIC	No Opt. Call	2,139,501
AAA	5,000		Mun. Bd. Auth., Zero Coupon, 5/15/06, MBIA	No Opt. Call	4,880,000
			Pub. Pwr. Agcy., Belle River Proj., Ser. A, MBIA,
AAA	1,000		2.70%, 1/01/07	No Opt. Call	999,270
AAA	2,000		5.00%, 1/01/07	No Opt. Call	2,065,080
AAA	4,850		Trunk Line, Ser. A, 4.00%, 11/01/06, FSA	No Opt. Call	4,931,044

					16,290,851

			Minnesota—1.6%
AAA	390		Hsg. Fin. Auth., Ser. D, 5.35%, 8/01/06, MBIA	08/05 @ 102	395,160
AAA	5,075		Met. Council Minneapolis-St. Paul, GO, 5.25%, 12/01/06	No Opt. Call	5,257,548
			Minneapolis Spec. Sch. Dist. No. 1, COP, FSA,
AAA	1,150		Ser. A, 3.00%, 2/01/07	No Opt. Call	1,155,957
AAA	840		Ser. B, 3.25%, 2/01/07	No Opt. Call	847,560

					7,656,225

See Notes to Financial Statements.

BlackRock Municipal Target Term Trust (BMN) (continued)

Rating[1]	Principal Amount (000)		Description	Option Call Provisions[2]	Value

			Mississippi—0.4%
AAA	$1,935		Vicksburg, GO, 4.00%, 4/01/07, MBIA	No Opt. Call	$1,974,996

			Nebraska—0.8%
AAA	3,850		Douglas Cnty. Sch. Dist. No. 17 Millard, GO, 3.20%, 11/15/06, FSA	No Opt. Call	3,873,870

			Nevada—1.5%
AAA	2,975		Clark Cnty. Library Dist., GO, 4.00%, 2/01/07, FGIC	No Opt. Call	3,031,228
			Dept. of Bus. & Ind., Las Vegas Monorail Proj., AMBAC,
AAA	800		Zero Coupon, 1/01/07	No Opt. Call	765,368
AAA	1,295		Zero Coupon, 1/01/08	No Opt. Call	1,190,882
AAA	2,005		Las Vegas Pub. Safety Bonds, GO, 4.00%, 4/01/07, FSA	No Opt. Call	2,046,443

					7,033,921

			New Jersey—2.5%
AAA	70		Elizabeth, GO, 6.60%, 8/01/06, MBIA	08/05 @ 100	70,203
AAA	8,565	[3]	Hwy. Auth. Garden St. Pkwy., 5.00%, 1/01/07, FGIC	ETM	8,853,812
AAA	1,000		Monmouth Cnty. Impvt. Auth. Gov’t. Loan, 2.34%, 12/01/06, FSA	No Opt. Call	992,770
AAA	375	[3]	N. Jersey Dist. Wtr. Sply., Wanaque So. Proj., 6.50%, 7/01/06, MBIA	ETM	381,559
AAA	1,250		Warren Cnty. Fin. Auth., PCR, 6.55%, 12/01/06, MBIA	12/05 @ 100	1,269,237

					11,567,581

			New Mexico—1.2%
AAA	1,855		Fin. Auth., Ser. A, 3.50%, 6/01/07, MBIA	No Opt. Call	1,880,246
AAA	3,535		Gallup, PCR, Plains Elec. Generation Proj., 6.50%, 8/15/07, MBIA	07/05 @ 100	3,550,625

					5,430,871

			New York—9.8%
AAA	2,460		Dorm. Auth. Hosp. Rev., 3.00%, 2/15/07, XLCA	No Opt. Call	2,465,707
AAA	810		Env. Fac. Corp., PCR, Ser. D, 6.40%, 5/15/06	08/05 @ 102	829,626
AAA	9,220		Hsg. Fin. Agcy., Hsg. Proj. Mtg., Ser. A, 5.50%, 11/01/06, FSA	05/06 @ 102	9,403,755
AAA	1,040		Malone Ctrl. Sch. Dist., GO, Ser. B, 2.875%, 1/15/07, FGIC	No Opt. Call	1,043,474
AAA	2,800		Nassau Cnty., GO, Ser. Y, 5.00%, 3/01/06, FGIC	No Opt. Call	2,844,772
			New York, Ser. E, MBIA,
AAA	2,895	[3]	6.125%, 8/01/06	ETM	3,002,810
AAA	7,105		6.125%, 8/01/06	No Opt. Call	7,374,990
AAA	13,000		New York City, GO, Ser. A, 7.00%, 8/01/07, FSA	08/06 @ 101.5	13,764,530
AAA	2,000		New York City Hlth. & Hosp. Corp. Hlth. Sys. Svcs., Ser. A, 3.20%, 2/15/07, FSA	No Opt. Call	2,013,720
			Rochester, Ser. B, MBIA,
AAA	1,805	[3]	4.00%, 2/15/07	ETM	1,843,934
AAA	1,465		4.00%, 2/15/07	No Opt. Call	1,495,677

					46,082,995

			North Carolina—1.3%
AAA	6,000		Eastn. Mun. Pwr. Agcy. Sys. Rev., Ser. B, 6.00%, 1/01/06, CAPMAC	No Opt. Call	6,096,720

			Ohio—5.3%
AAA	1,000		American Mun. Pwr., Inc., Omega JV2 Proj., 4.00%, 1/01/07, AMBAC	No Opt. Call	1,018,080
AAA	4,585		Bldg. Auth. Admin. Bldg. Fd., Ser. A, 5.00%, 10/01/06, FSA	No Opt. Call	4,713,884
AAA	10,000		Bldg. Auth. Correction Facs., Ser. A, 5.00%, 10/01/06, FSA	No Opt. Call	10,278,600
AAA	2,170		Cincinnati City Sch. Dist. Sch. Impvt., GO, 4.00%, 12/01/06, MBIA	No Opt. Call	2,208,843
AAA	1,285		Milford Sch. Dist. Sch. Impvt., GO, 3.25%, 12/01/06, FSA	No Opt. Call	1,294,818
AAA	5,400		Wtr. Dev. Auth., Pure Wtr. Proj., 3.00%, 6/01/07, AMBAC	No Opt. Call	5,426,784

					24,941,009

			Oklahoma—1.5%
AAA	6,660		Trans. Auth. Tpke. Sys. Rev., Ser. B, 5.00%, 1/01/07, AMBAC	No Opt. Call	6,886,573

			Oregon—1.3%
AAA	2,020		Dept. of Admin. Svcs., COP, Ser. A, 5.00%, 11/01/06, FSA	No Opt. Call	2,079,226
AAA	2,065		Portland Swr. Sys., Ser. A, 5.00%, 6/01/07, FSA	No Opt. Call	2,150,512
AAA	2,000		Washington & Clackamas Cntys. Sch. Dist., GO, 3.125%, 6/15/07, MBIA	No Opt. Call	2,014,060

					6,243,798

See Notes to Financial Statements.

BlackRock Municipal Target Term Trust (BMN) (continued)

Rating[1]	Principal Amount (000)		Description	Option Call Provisions[2]	Value

			Pennsylvania—5.1%
AAA	$1,500		Delaware Cnty. Regl. Wtr. Qual. Ctrl. Auth. Swr. Rev., 4.00%, 5/01/07, FGIC	No Opt. Call	$1,533,270
AAA	1,900		Dept. of Gen. Svcs., COP, 4.25%, 5/01/06, FSA	No Opt. Call	1,924,415
AAA	1,345		Fleetwood Area Sch. Dist., GO, 4.00%, 4/01/07, FGIC	No Opt. Call	1,373,501
AAA	1,615		Oxford Area Sch. Dist., GO, Ser. A, 4.00%, 2/15/07, FGIC	No Opt. Call	1,647,025
			Philadelphia, GO, FSA,
AAA	1,000		4.00%, 9/15/06	No Opt. Call	1,015,350
AAA	3,100		4.05%, 9/15/07	No Opt. Call	3,183,700
AAA	2,950		Philadelphia Wtr. & Wst., 5.50%, 6/15/06, MBIA	No Opt. Call	3,027,909
AAA	3,620		Pittsburgh Pub. Pkg. Auth. Pkg. Rev., 2.75%, 12/01/06, AMBAC	No Opt. Call	3,621,919
			Pocono Mtn. Sch. Dist., GO, FSA,
AAA	875		4.50%, 4/01/07	No Opt. Call	900,900
AAA	3,025		4.50%, 10/01/07	No Opt. Call	3,142,279
AAA	2,375		Tpke. Comm., Ser. A, 4.125%, 12/01/06, FGIC	No Opt. Call	2,420,909

					23,791,177

			Rhode Island—1.1%
AAA	1,865		Providence, GO, Ser. C, 3.75%, 1/15/07, FGIC	No Opt. Call	1,893,497
AAA	3,400		Rhode Island & Providence Plantations, GO, Ser. A, 4.00%, 12/01/06, FSA	No Opt. Call	3,459,908

					5,353,405

			South Carolina—0.8%
AAA	1,715		Lexington Cnty. Sch. Dist. No. 1, COP, 3.00%, 3/01/07, AMBAC	No Opt. Call	1,723,232
AAA	2,070		Pickens Cnty. Sch. Dist., GO, Ser. B, 2.25%, 3/01/07, FGIC	No Opt. Call	2,048,472

					3,771,704

			Texas—16.6%
AAA	6,575		Austin Wtr. & Wstwtr. Sys., Ser. C, 3.75%, 11/15/06, FSA	No Opt. Call	6,666,327
AAA	1,095		Corpus Christi Bus. & Job Dev. Corp. Sales Tax Rev., 4.00%, 3/01/07, AMBAC	No Opt. Call	1,117,645
AAA	2,400		Corpus Christi Gen. Impvt., GO, Ser. A, 5.00%, 3/01/07, FSA	No Opt. Call	2,488,152
AAA	8,500		Cypress-Fairbanks Indpt. Sch. Dist., GO, Zero Coupon, 8/01/06, AMBAC	No Opt. Call	8,246,615
AAA	6,355		Dallas Rapid Transit, 3.70%, 12/01/06, AMBAC	No Opt. Call	6,440,919
AAA	1,305		Dallas Wtr. Wks. & Swr. Sys., 3.00%, 4/01/07, FSA	No Opt. Call	1,310,024
AAA	2,280		Denton Util. Sys. Mult. Util. Impvt., 4.25%, 12/01/06, AMBAC	No Opt. Call	2,327,971
AAA	3,445		El Paso Cnty., GO, 4.00%, 2/15/07, FSA	No Opt. Call	3,514,417
AAA	1,000		Houston Area Wtr. Corp., Northeast Wtr. Purification Proj., 4.00%, 3/01/07, FGIC	No Opt. Call	1,020,680
AAA	15,000		Mun. Pwr. Agcy., Zero Coupon, 9/01/06, AMBAC	No Opt. Call	14,505,300
AAA	6,135		MuniMae Trust, Ser. 10, Cl. A, 4.40%, 7/25/08	No Opt. Call	6,181,074
AAA	2,915		Odessa Wtr. & Swr., 4.25%, 4/01/07, FSA	No Opt. Call	2,990,032
AAA	1,000		Pub. Fin. Auth., 3.00%, 2/01/07, FGIC	No Opt. Call	1,004,410
			Round Rock Indpt. Sch. Dist., GO, Ser. A,
AAA	2,465		4.25%, 8/01/06	No Opt. Call	2,504,958
AAA	1,000		4.25%, 8/01/07	No Opt. Call	1,028,330
AAA	8,115	[3]	San Antonio Elec. & Gas, Ser. B, Zero Coupon, 2/01/08, FGIC	ETM	7,524,877
AAA	1,000		Sugar Land, GO, 2.50%, 2/15/07, FGIC	No Opt. Call	995,050
AAA	5,000		Tarrant Regl. Wtr. Dist. Impvt., 3.00%, 3/01/07, FSA	No Opt. Call	5,023,200
AAA	3,000		Tech. Univ., Ser. 6, 4.25%, 2/15/07, AMBAC	No Opt. Call	3,070,740

					77,960,721

			Utah—5.7%
			Utah, GO, Ser. B,
AAA	5,950		4.50%, 7/01/06	No Opt. Call	6,060,492
AAA	20,000		4.50%, 7/01/07	No Opt. Call	20,707,200

					26,767,692

See Notes to Financial Statements.

BlackRock Municipal Target Term Trust (BMN) (continued)

Rating[1]	Principal Amount (000)		Description	Option Call Provisions[2]	Value

			Washington—10.0%
AAA	$1,325		Benton Cnty. Pub. Util. Dist. Elec. Rev., 3.75%, 11/01/06, FSA	No Opt. Call	$1,342,013
AAA	3,000		Clark Cnty. Pub. Util. Dist. No. 1 Elec. Rev., 4.00%, 1/01/07, AMBAC	No Opt. Call	3,052,920
			King Cnty., MBIA,
AAA	75	[3]	3.50%, 12/01/06	ETM	75,902
AAA	2,015		3.50%, 12/01/06	No Opt. Call	2,036,722
AAA	3,085		King Cnty. Swr. Rev., 3.50%, 1/01/07, FGIC	No Opt. Call	3,119,367
AAA	2,100		Kitsap Cnty., GO, Ser. B, 4.00%, 12/01/06, AMBAC	No Opt. Call	2,137,002
AAA	12,875		Pub. Pwr. Sply., Nuclear Proj. No. 2, Ser. A, Zero Coupon, 7/01/06, MBIA	No Opt. Call	12,508,577
			Seattle, GO, Ser. E, MBIA,
AAA	1,700		Zero Coupon, 12/15/07	No Opt. Call	1,566,414
AAA	1,345		Zero Coupon, 12/15/08	No Opt. Call	1,197,655
			Snohomish Cnty. Pub. Util. Dist. Elec. Rev.,
AAA	5,620		4.125%, 12/01/06, FSA	No Opt. Call	5,724,701
AAA	1,250	[3]	6.55%, 1/01/07, FGIC	ETM	1,320,200
AAA	3,890		Tacoma Elec. Sys., Ser. A, 4.00%, 1/01/07, FSA	No Opt. Call	3,958,620
AAA	3,360		Thurston Cnty. Sch. Dist. No. 3, GO, 4.25%, 12/01/06, FSA	No Opt. Call	3,430,694
AAA	5,000		Washington, GO, Ser. B, 5.00%, 1/01/08, MBIA	No Opt. Call	5,258,700

					46,729,487

			West Virginia—1.7%
			Econ. Dev. Auth., Correctional Juvenile & Pub. Proj., MBIA,
AAA	1,000		Ser. B, 4.00%, 6/01/06	No Opt. Call	1,011,850
AAA	1,500		Ser. A, 4.00%, 6/01/07	No Opt. Call	1,533,090
AAA	5,300		West Virginia, GO, 4.00%, 6/01/06, FSA	No Opt. Call	5,363,759

					7,908,699

			Wisconsin—5.8%
AAA	1,380		Appleton Wtr. Wks., Ser. B, 4.00%, 1/01/07, FGIC	No Opt. Call	1,405,351
AAA	5,000	[3]	Kenosha, GO, Ser. B, Zero Coupon, 10/15/08, FSA	ETM	4,533,950
AAA	1,275		Milwaukee, GO, Ser. W, 4.00%, 3/15/07, FSA	No Opt. Call	1,301,341
			Wisconsin,
AAA	880		COP, Ser. A, 3.75%, 3/01/07, FSA	No Opt. Call	893,957
AAA	12,780		COP, Ser. A, 3.75%, 9/01/07, FSA	No Opt. Call	13,031,638
AAA	6,085		GO, Ser. G, 4.00%, 5/01/07, MBIA	No Opt. Call	6,218,870

					27,385,107

			Total Long-Term Investments (cost $664,278,375)		679,040,586

			SHORT-TERM INVESTMENTS—1.6%
			Georgia—0.9%
F1+	4,420	[4]	De Kalb Cnty. Hsg. Auth., 4.50%, 7/07/05, FRWD	N/A	4,420,000

			Ohio—0.5%
VMIG1	2,100	[4]	Hamilton Cnty. Hosp. Facs. Proj., 2.56%, 7/07/05, FRWD	N/A	2,100,000

See Notes to Financial Statements.

BlackRock Municipal Target Term Trust (BMN) (continued)

Shares (000)	Description	Value

	MONEY MARKET FUND—0.2%
1,000	AIM Tax Free Investment Co. Cash Reserve Portfolio	$1,000,000

	Total Short-Term Investments (cost $7,520,000)	7,520,000

	Total Investments—146.5% (cost $671,798,3755)	$686,560,586
	Other assets in excess of liabilities—1.3%	6,100,446
	Preferred shares at redemption value, including dividends payable—(47.8)%	(224,126,248)

	Net Assets Applicable to Common Shareholders—100%	$468,534,784

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is collateralized by U.S. Treasury obligations.
[4]

For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.

[5]

Cost for Federal income tax purposes is $671,666,456. The net unrealized appreciation on a tax basis is $14,894,100, consisting of $15,125,422 gross unrealized appreciation and $231,322 gross unrealized depreciation.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	FSA	—	Financial Security Assurance
CAPMAC	—	Capital Markets Assurance Co.	GO	—	General Obligation
COP	—	Certificate of Participation	MBIA	—	Municipal Bond Insurance Assoc.
ETM	—	Escrowed to Maturity	PCR	—	Pollution Control Revenue
FGIC	—	Financial Guaranty Insurance Co.	XLCA	—	XL Capital Assurance
FRWD	—	Floating Rate Weekly Demand

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
JUNE 30, 2005
BlackRock Strategic Municipal Trust (BSD)

Rating[1]	Principal Amount (000)		Description	Option Call Provisions[2]	Value

			LONG-TERM INVESTMENTS—152.7%
			Alabama—9.6%
Baa2	$3,000		Courtland Ind. Dev. Brd., PCR, Champion Intl. Corp. Proj., Ser. A, 6.70%, 11/01/29	11/09 @ 101	$3,274,800
AA	7,000		Pub. Sch. & Coll. Auth. Cap. Impvt., Ser. C, 5.75%, 7/01/18	07/09 @ 101.5	7,769,440

					11,044,240

			Alaska—1.0%
AAA	1,130		Hsg. Fin. Corp., Ser. A, 5.875%, 12/01/24, MBIA	12/05 @ 102	1,158,001

			California—10.0%
AAA	5,000		California, 5.00%, 3/01/33	03/15 @ 100	5,318,550
			Golden St. Tobacco Sec. Corp., Ser. B,
A-	2,600		5.50%, 6/01/43	06/13 @ 100	2,803,814
A-	3,100		5.625%, 6/01/38	06/13 @ 100	3,379,589

					11,501,953

			Colorado—2.1%
AAA	10,000		Northwest Pkwy. Pub. Hwy. Auth., Ser. B, Zero Coupon, 6/15/30, FSA	06/11 @ 31.387	2,392,100

			Connecticut—8.5%
			Mashantucket Western Pequot Tribe Spec. Rev.,
Baa3	1,500		Ser. A, 5.50%, 9/01/28	09/09 @ 101	1,560,525
Baa3	8,000	[3]	Ser. B, 5.75%, 9/01/27	09/07 @ 102	8,300,960

					9,861,485

			Florida—16.8%
NR	1,730		Arborwood Cmnty. Dev. Dist., Master Infrastructure Projs., Ser. B, 5.10%, 5/01/14	No Opt. Call	1,750,085
NR	3,300		Hillsborough Cnty. Ind. Dev. Auth., Nat. Gypsum Proj., Ser. A, 7.125%, 4/01/30	10/10 @ 101	3,695,967
			Hsg. Fin. Corp., Sunset Place Proj., Ser. K-1,
BBB-	2,150		6.00%, 10/01/19	10/09 @ 102	2,145,678
BBB-	2,000		6.10%, 10/01/29	10/09 @ 102	1,999,780
BB+	2,045		Miami Beach Hlth. Facs. Auth., Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	2,316,065
NR	1,070		Reunion West Cmnty. Dev. Dist. Spl. Assmt., 6.25%, 5/01/36	05/12 @ 101	1,131,611
AAA	5,000		St. Brd. Ed. Cap. Outlay, Pub. Ed. Proj., Ser. B, 5.00%, 6/01/33	06/13 @ 101	5,309,650
NR	1,000		Town Center Palm Coast Cmnty., 6.00%, 5/01/36	05/13 @ 101	1,027,120

					19,375,956

			Georgia—4.5%
AAA	5,000		Atlanta Arpt. Passenger Fac., Ser. C, 5.00%, 1/01/33, FSA	07/14 @ 100	5,247,150

			Illinois—7.6%
NR	850		Centerpoint Intermodal Ctr. Prog. Trust, Ser. A, 8.00%, 6/15/23	No Opt. Call	874,905
AAA	520	[4]	Chicago Brd. of Ed. Sch. Reform, 5.75%, 12/01/27, AMBAC	N/A	566,394
AA+	5,000		Edl. Fac. Auth. Rev., Northwestern Univ. Proj., 5.00%, 12/01/33	12/13 @ 100	5,248,050
			Fin. Auth. Student Hsg., MJH Ed. Asst. IV Proj.,
Baa2	375		Ser. A, 5.125%, 6/01/35	06/14 @ 100	378,049
Baa3	300		Ser. B, 5.375%, 6/01/35	06/14 @ 100	302,412
BB+	295		Finance Auth. Rev., Friendship Village Schaumburg Proj., Ser. A, 5.625%, 2/15/37	02/15 @ 100	290,593
AAA	1,000		O’Hare Intl. Arpt., Ser. A, 5.00%, 1/01/30, MBIA	01/15 @ 100	1,049,280

					8,709,683

			Kentucky—11.5%
AAA	32,345		Kentucky Econ. Dev. Fin. Sys., Norton Hlth. Care, Inc. Proj., Ser. B, Zero Coupon, 10/01/24, MBIA	No Opt. Call	13,234,280

			Michigan—13.9%
AAA	5,000		Detroit Swr. Disp. Rev., Ser. A, 5.00%, 7/01/30, MBIA	07/15 @ 100	5,344,550
AAA	2,000		Hosp. Fin. Auth., Mercy Hlth. Svcs. Proj., 5.75%, 8/15/19, MBIA	08/09 @ 101	2,203,420
BB+	8,000		Midland Cnty. Econ. Dev., Ser. A, 6.875%, 7/23/09	07/07 @ 101	8,423,440

					15,971,410

			Missouri—1.9%
A	2,000		Hlth. & Edl. Facs. Auth. Hlth. Facs. Rev., St. Anthony’s Med. Ctr. Proj., 6.125%, 12/01/19	12/10 @ 101	2,159,980

See Notes to Financial Statements.

BlackRock Strategic Municipal Trust (BSD) (continued)

Rating[1]	Principal Amount (000)		Description	Option Call Provisions[2]	Value

			Multi-State—5.7%
Baa1	$2,000	[3]	Charter Mac Equity Issuer Trust, Ser. B, Zero Coupon, 11/30/10	No Opt. Call	$2,256,400
A3	4,000	[3]	MuniMae TE Bond Subsidiary, LLC, Ser. A, 6.875%, 6/30/09	06/09 @ 100	4,327,760

					6,584,160

			New Jersey—5.2%
B	6,000		Econ. Dev. Auth., Continental Airlines, Inc. Proj., 6.25%, 9/15/19	09/09 @ 101	5,364,840
NR	645		Middlesex Cnty. Imprvt. Auth., Heldrich Ctr. Hotel Proj., Ser. B, 6.25%, 1/01/37	01/15 @ 100	644,749

					6,009,589

			New York—3.5%
Aa1	2,500		Mtg. Agcy. Homeowner Mtg., Ser. 85, 5.70%, 10/01/17	09/09 @ 100	2,628,750
AAA	1,330		Sales Tax Asset Receivable Corp., Ser. A, 5.00%, 10/15/29, AMBAC	10/14 @ 100	1,434,272

					4,063,022

			Oklahoma—1.1%
B-	1,225		Tulsa Mun. Arpt. Trust, Ser. A, 7.75%, 6/01/35	No Opt. Call	1,270,827

			Pennsylvania—13.0%
AAA	7,000		Allegheny Cnty. San. Swr. Auth., Ser. A, 5.00%, 12/01/30, MBIA	12/15 @ 100	7,498,260
			Econ. Dev. Fin. Auth., Amtrak Proj., Ser. A,
A3	700		6.125%, 11/01/21	05/11 @ 101	744,534
A3	1,000	[5]	6.25%, 11/01/31	05/11 @ 101	1,065,170
A3	1,000		6.50%, 11/01/16	05/11 @ 101	1,097,200
BB-	3,555		Econ. Dev. Fin. Auth. Exempt Facs. Rev., Reliant Energy Conv. Proj., Ser. A, 6.75%, 12/01/36	12/09 @ 103	3,817,963
AAA	720		Washington Cnty. Auth., Cap. Fdg. & Equip. Proj., 6.15%, 12/01/29, AMBAC	No Opt. Call	776,319

					14,999,446

			South Carolina—2.5%
BBB+	2,500		Jobs Econ. Dev. Auth. Hosp. Facs. Rev., Palmetto Hlth. Alliance Proj., Ser. C, 7.00%, 8/01/30	08/13 @ 100	2,880,525

			Tennessee—1.9%
AAA	2,000		Memphis Shelby Cnty. Arpt. Auth., Ser. D, 6.00%, 3/01/24, AMBAC	03/10 @ 101	2,195,520

			Texas—18.4%
AAA	4,750		Harris Cnty. Houston Sports Auth., Ser. A, Zero Coupon, 11/15/38, MBIA	11/30 @ 61.166	814,198
AAA	5,000		Humble Indpt. Sch. Dist. Sch. Bldg., Ser. B, 5.00%, 2/15/30, FGIC	02/15 @ 100	5,293,100
AAA	4,865		Katy Indpt. Sch. Dist., Ser. B, 5.00%, 2/15/32	02/15 @ 100	5,138,364
AAA	4,060		La Joya Indpt. Sch. Dist., 5.00%, 2/15/34	02/14 @ 100	4,250,576
AAA	1,500		Lower Colorado River Auth., Ser. A, 5.50%, 5/15/21, AMBAC	05/09 @ 101	1,630,080
AAA	15,000		Tpke. Auth. Central Sys. Rev., Zero Coupon, 8/15/31, AMBAC	08/12 @ 32.807	3,485,700
AA+	500		Wtr. Fin. Asst., GO, 5.75%, 8/01/22	08/10 @ 100	555,015

					21,167,033

			Utah—3.7%
AAA	4,000		Intermountain Pwr. Agcy. Sply., Ser. B, 5.75%, 7/01/19, MBIA	07/07 @ 102	4,288,360

			Virginia—1.7%
AAA	1,750	[4]	Res. Auth. Clean Wtr. Rev., 5.625%, 10/01/22	N/A	1,967,368

			Washington—6.4%
			Washington, GO,
Aa1	4,750		Ser. A, 5.625%, 7/01/24	07/09 @ 100	5,157,455
Aa1	2,000	[4]	Ser. B, 6.00%, 1/01/25	N/A	2,244,720

					7,402,175

See Notes to Financial Statements.

BlackRock Strategic Municipal Trust (BSD) (continued)

Rating[1]	Principal Amount (000)	Description	Option Call Provisions[2]	Value

		Puerto Rico—2.2%
BBB+	$2,375	Puerto Rico Comnwlth Infra. Fin. Auth. Spl. Tax Rev., Ser. B, 5.00%, 7/01/41	07/15 @ 100	$2,506,836

		Total Investments—152.7% (cost $162,883,9836)		$175,991,099
		Other assets in excess of liabilities—1.1%		1,277,177
		Preferred shares at redemption value, including dividends payable—(53.8)%		(62,004,417)

		Net Assets Applicable to Common Shareholders—100%		$115,263,859

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of June 30, 2005, the Trust held 12.9% of its net assets, with a current market value of $14,885,120, in securities restricted as to resale.

[4]	This bond is prefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[5]

Security, or a portion thereof, pledged as collateral with a value of $1,065,170 on 369 short U.S. Treasury Note futures contracts expiring September 2005. The value of such contracts on June 30, 2005 was $41,869,969, with an unrealized loss of $440,654.

[6]

Cost for Federal income tax purposes is $162,750,883. The net unrealized appreciation on a tax basis is $13,240,216, consisting of $13,797,832 gross unrealized appreciation and $557,616 gross unrealized depreciation.

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Co.	MBIA	—	Municipal Bond Insurance Assoc.
FSA	—	Financial Security Assurance	PCR	—	Pollution Control Revenue

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited) JUNE 30, 2005
BlackRock California Insured Municipal 2008 Term Trust (BFC)

Rating[1]	Principal Amount (000)		Description	Option Call Provisions[2]	Value

			LONG-TERM INVESTMENTS—152.6%
			California—140.4%
AAA	$2,635		Alameda Cnty., COP, Ser. A, 3.80%, 12/01/08, MBIA	No Opt. Call	$2,725,117
			Anaheim Union High Sch. Dist., GO, Ser. A, FSA,
AAA	1,060		3.50%, 8/01/08	No Opt. Call	1,083,543
AAA	1,250		4.00%, 8/01/09	No Opt. Call	1,304,350
AAA	1,000		Burbank Elec. Rev., 3.50%, 6/01/09, MBIA	No Opt. Call	1,023,460
			California, GO,
AAA	2,000		5.00%, 6/01/09, MBIA	No Opt. Call	2,153,100
AAA	3,000		5.50%, 4/01/09, MBIA	No Opt. Call	3,273,060
AAA	3,000		5.50%, 2/01/10, MBIA	No Opt. Call	3,313,920
AAA	2,000		6.25%, 9/01/08, FGIC	No Opt. Call	2,204,200
AAA	15,000		6.30%, 9/01/08, MBIA	No Opt. Call	16,554,000
AAA	2,600		Castaic Lake Wtr. Agcy., COP, Wtr. Sys. Impvt. Proj., Ser. A, 7.25%, 8/01/10, MBIA	No Opt. Call	3,105,206
AAA	1,135		Chaffey Cmnty. Coll. Dist., GO, Ser. A, 3.75%, 7/01/09, FSA	No Opt. Call	1,172,796
			Chula Vista, COP, MBIA,
AAA	1,000		Police Fac. Proj., 4.00%, 8/01/08	No Opt. Call	1,036,840
AAA	1,000		Police Fac. Proj., 4.00%, 8/01/09	No Opt. Call	1,043,480
AAA	5,500	[3]	Clovis Unified Sch. Dist., Ser. B, Zero Coupon, 8/01/08, FGIC	ETM	5,033,270
			Dept. of Wtr. Res. Pwr. Sply. Rev., Ser. A,
AAA	10,000		3.125%, 5/01/08, FSA	No Opt. Call	10,076,400
AAA	10,000		3.375%, 5/01/09, MBIA	No Opt. Call	10,148,600
AAA	1,000		Dept. of Wtr. Res. Wtr. Rev., Central Valley Proj., Ser. Z, 4.00%, 12/01/09, FGIC	No Opt. Call	1,044,720
AAA	1,855		El Paso De Robles, GO, Ser. A, Zero Coupon, 8/01/09, FGIC	No Opt. Call	1,634,107
AAA	4,025		Elsinore Valley Mun. Wtr. Dist., COP, Ser. A, 6.00%, 7/01/09, FGIC	No Opt. Call	4,481,878
AAA	1,055		Glendale Unified Sch. Dist., Ser. D, 3.50%, 9/01/09, MBIA	No Opt. Call	1,081,238
AAA	2,000		Hlth. Facs. Fin. Auth., Sutter Hlth. Care Sys. Proj., 5.70%, 8/15/09, MBIA	08/06 @ 102	2,102,040
			Long Beach Bd. of Fin. Auth., Tax Alloc. Rev., Redev. Projs., AMBAC,
AAA	1,245		3.50%, 8/01/08	No Opt. Call	1,270,809
AAA	1,120		3.75%, 8/01/09	No Opt. Call	1,155,840
AAA	13,110		Los Angeles, GO, Ser. A, 3.50%, 9/01/09, MBIA	No Opt. Call	13,436,046
			Los Angeles Cnty., Asset Leasing Corp. Rev. Proj., AMBAC,
AAA	2,910		5.95%, 12/01/07	No Opt. Call	3,136,282
AAA	8,090		6.00%, 12/01/08	No Opt. Call	8,927,234
AAA	8,600		6.05%, 12/01/09	No Opt. Call	9,689,104
AAA	4,405		Los Angeles Cnty. Met. Trans. Auth. Rev., Spl. Benefit Assmt. Dist. A1, 3.75%, 9/01/08, AMBAC	No Opt. Call	4,538,383
AAA	9,835		Los Angeles Cnty. Sanitation Dists. Fin. Auth. Rev., Ser. A, 4.00%, 10/01/09, FSA	No Opt. Call	10,278,952
AAA	6,000		Los Angeles Dept. of Arpts. Arpt. Rev., LA Intl. Arpt. Proj., Ser. B, 5.00%, 5/15/09, MBIA	No Opt. Call	6,454,320
AAA	3,860		Los Angeles Sanitation Equip., Ser. A, 3.625%, 2/01/09, FSA	No Opt. Call	3,959,472
			Los Angeles Unified Sch. Dist., FSA,
AAA	2,660		Ser. B, 3.00%, 10/01/08	No Opt. Call	2,677,104
AAA	7,500		Ser. F, 3.00%, 7/01/09	No Opt. Call	7,539,300
AAA	1,000		Mount Diablo Unified Sch. Dist., GO, 3.50%, 8/01/08, FSA	No Opt. Call	1,022,210
AAA	1,000		Orange Cnty. Local Trans. Auth. Sales Tax Rev., 6.00%, 2/15/09, MBIA	No Opt. Call	1,105,080
AAA	2,495		Pasadena Unified Sch. Dist., Ser. C, 3.50%, 11/01/08, FSA	No Opt. Call	2,554,705
AAA	2,100		Pub. Wks. Brd., Energy Efficiency Proj., Ser. A, 5.625%, 10/01/08, AMBAC	10/05 @ 102	2,157,036
AAA	3,345		Sacramento City Fin. Auth., City Hall & Redev. Projs., Ser. A, 3.50%, 12/01/08, FSA	No Opt. Call	3,426,986
AAA	1,000		Sacramento City Unified Sch. Dist., 3.50%, 7/01/09, FGIC	No Opt. Call	1,023,950
			Sacramento Mun. Util. Dist. Elec. Rev., Ser. C,
AAA	825	[3]	5.75%, 11/15/07, MBIA	ETM	828,358
AAA	3,750	[3]	5.75%, 11/15/08, FGIC	ETM	3,765,263
AAA	3,950	[3]	5.75%, 11/15/09, MBIA	ETM	3,966,076
AAA	5,000	[3]	San Bernardino Cnty. Trans. Auth. Sales Tax Rev., 6.00%, 3/01/10, FGIC	ETM	5,449,200
			San Diego Cnty., COP, AMBAC,
AAA	2,360		5.00%, 2/01/09	No Opt. Call	2,526,026
AAA	11,000		5.625%, 9/01/12	No Opt. Call	12,617,110
			San Diego Cnty. Regl. Trans. Comm. Sales Tax Rev., Ser. A,
AAA	7,830	[3]	6.00%, 4/01/08, MBIA	ETM	8,363,458
AAA	2,500	[3]	6.00%, 4/01/08, FGIC	ETM	2,670,325

See Notes to Financial Statements.

BlackRock California Insured Municipal 2008 Term Trust (BFC) (continued)

Rating[1]	Principal Amount (000)		Description	Option Call Provisions[2]	Value

			California—(continued)
AAA	$12,725		San Diego Pub. Facs. Fin. Auth. Wtr. Rev., 3.00%, 8/01/09, MBIA	No Opt. Call	$12,792,824
AAA	1,250		San Francisco City & Cnty., GO, 4.00%, 6/15/09, FSA	No Opt. Call	1,305,112
AAA	1,000	[3]	San Jose Redev. Agcy., 4.00%, 8/01/09, MBIA	ETM	1,044,660
AAA	1,000		San Mateo Cnty. Cmnty. Coll. Dist., GO, Ser. A, 3.30%, 9/01/08, FGIC	No Opt. Call	1,016,780
			Santa Ana Unified Sch. Dist., GO, Ser. B, FGIC,
AAA	1,000		Zero Coupon, 8/01/08	No Opt. Call	912,930
AAA	2,000		Zero Coupon, 8/01/09	No Opt. Call	1,761,840
AAA	4,030		Santa Barbara Cnty. Local Transp. Auth. Sales Tax Rev., 3.00%, 3/15/09, FSA	No Opt. Call	4,049,545
AAA	2,470		Santa Clara, COP, Ser. B, 3.50%, 2/01/09, AMBAC	No Opt. Call	2,523,253
AAA	4,620		Santa Clara Valley Wtr. Dist., COP, 4.00%, 2/01/09, FGIC	No Opt. Call	4,797,454
AAA	4,665		So. Coast Air Qual. Mgmt. Dist. Bldg. Corp., 4.00%, 8/01/09, AMBAC	No Opt. Call	4,867,834
			Univ. of California,
AAA	2,500		Ser. A, 5.00%, 5/15/09, AMBAC	No Opt. Call	2,684,575
AAA	2,000		Ser. F, 5.00%, 9/01/11, FGIC	09/06 @ 101	2,067,020

					239,957,781

			Puerto Rico—12.2%
			Elec. Pwr. Auth.,
AAA	7,000		Ser. DD, 5.00%, 7/01/10, FSA	07/08 @ 101.5	7,503,510
AAA	3,000		Ser. KK, 4.50%, 7/01/09, XLCA	No Opt. Call	3,174,810
AAA	5,280		Ser. DD, 5.00%, 7/01/09, FSA	07/08 @ 101.5	5,666,073
AAA	4,000		Mun. Fin. Agcy., Ser. A, 5.625%, 8/01/10, FSA	08/09 @ 101	4,426,640

					20,771,033

			Total Long-Term Investments (cost $248,932,904)		260,728,814

			SHORT-TERM INVESTMENTS—6.9%
			California—6.2%
A1+	5,000	[4]	Dept. of Wtr. Res. Pwr. Sply. Rev., Ser. B-2, 2.48%, 7/01/05, FRDD	N/A	5,000,000
A1+	1,500	[4]	Orange Cnty. Sanitation Dist., COP, Ser. A, 2.20%, 7/01/05, FRDD	N/A	1,500,000
A1+	4,100	[4]	Vacaville Multi-Fam. Mtg., Quail Run Proj., Ser. A, 2.20%, 7/06/05, FRWD	N/A	4,100,000

					10,600,000

	Shares (000)

			MONEY MARKET FUND—0.7%
	1,200		AIM Tax Free Investment Co. Cash Reserve Portfolio	N/A	1,200,000

			Total Short-Term Investments (cost $11,800,000)		11,800,000

			Total Investments—159.5% (cost $260,732,9045)		$272,528,814
			Other assets in excess of liabilities—1.7%		2,934,131
			Preferred shares at redemption value, including dividends payable—(61.2)%		(104,570,870)

			Net Assets Applicable to Common Shareholders—100%		$170,892,075

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is collateralized by U.S. Treasury obligations.
[4]

For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of June 30, 2005.

[5]

Cost for Federal income tax purposes is $260,056,489. The net unrealized appreciation on a tax basis is $12,472,325, consisting of $12,564,180 gross unrealized appreciation and $91,855 gross unrealized depreciation.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 96.3% of the Trust’s managed assets.

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.	FRWD	—	Floating Rate Weekly Demand
COP	—	Certificate of Participation	FSA	—	Financial Security Assurance
ETM	—	Escrowed to Maturity	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Co.	MBIA	—	Municipal Bond Insurance Assoc.
FRDD	—	Floating Rate Daily Demand	XLCA	—	XL Capital Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited) JUNE 30, 2005
BlackRock California Municipal 2018 Term Trust (BJZ)

Rating[1]	Principal Amount (000)		Description	Option Call Provisions[2]	Value

			LONG-TERM INVESTMENTS—142.3%
			California—111.4%
BBB+	$2,100		ABAG Fin. Auth. for Nonprofit Corps., San Diego Hosp. Assoc. Proj., Ser. C, 5.375%, 3/01/21	03/14 @ 100	$2,222,640
			California, GO,
A	5,000		5.00%, 11/01/20	11/11 @ 100	5,308,050
AAA	6,500		Ser. BZ, 5.35%, 12/01/21, MBIA	06/07 @ 101	6,613,100
A	6,500	[3]	California Dept. of Wtr. Res. Pwr. Sply. Rev., Ser. A, 5.125%, 5/01/19	05/12 @ 101	7,046,715
A2	3,100		California Poll. Ctrl. Fin. Auth., PCR, San Diego Gas & Elec. Proj., Ser. A, 5.90%, 6/01/14	No Opt. Call	3,554,894
AAA	7,500		Clovis Unified Sch. Dist., Cap. Apprec. Election 2004, Ser. A, Zero Coupon, 8/01/21, FGIC	No Opt. Call	3,685,875
AAA	3,395		Fontana Pub. Fin. Auth. Tax Alloc. Rev., Fontana Redev. Proj., Ser. A, 5.25%, 9/01/18, FSA	09/11 @ 101	3,750,558
BBB	20,000		Foothill/Eastn. Transp. Corridor Agcy. Toll Road Rev., Zero Coupon, 1/15/21	01/10 @ 53.346	8,234,400
			Hlth. Fac. Fin. Auth., Adventist Hlth. Sys. Proj., Ser. A,
A	1,075		5.00%, 3/01/18	03/13 @ 100	1,138,672
A	1,000		5.00%, 3/01/19	03/13 @ 100	1,053,850
A	2,060		5.00%, 3/01/20	03/13 @ 100	2,161,290
A	1,355		5.00%, 3/01/24	03/13 @ 100	1,406,368
			Infrastructure & Econ. Dev.,
A	1,985		J. David Gladstone Inst. Proj., 5.50%, 10/01/20	10/11 @ 101	2,160,990
A+	6,500		Kaiser Hosp. Asst. LLC Proj., Ser. A, 5.55%, 8/01/31	08/11 @ 102	6,965,140
			Lathrop Fin. Auth., Wtr. Sply. Proj.,
NR4	995		5.80%, 6/01/21	06/13 @ 100	1,015,477
NR4	1,040		5.85%, 6/01/22	06/13 @ 100	1,060,665
NR4	1,000		5.90%, 6/01/23	06/13 @ 100	1,019,830
AAA	5,000		Long Beach Harbor Dept., Ser. A, 5.25%, 5/15/18, FGIC	05/10 @ 101	5,362,550
			Los Angeles Cnty. Pub. Wks., Regl. Park Proj., Ser. A,
AA	3,220	[5]	5.00%, 10/01/07	N/A	3,417,096
AA	1,780		5.00%, 10/01/19	10/07 @ 101	1,867,469
AAA	10,025		Los Angeles Harbor Dept., Ser. B, 5.50%, 8/01/21, AMBAC	08/11 @ 100	10,918,027
			Poll. Ctrl. Fin. Auth. Sld. Wst. Disp. Rev., Republic Svcs., Inc. Proj.,
BBB+	2,500		Ser. B, 5.25%, 6/01/23	No Opt. Call	2,671,700
BBB+	2,500		Ser. C, 5.25%, 12/01/04	No Opt. Call	2,671,700
			Pub. Wks. Brd., Ser. A,
A-	2,020		California Cmnty. Coll. Proj., 5.00%, 12/01/17	12/08 @ 101	2,111,749
A-	2,415		California St. Univ. Proj., 5.00%, 10/01/17	10/08 @ 101	2,543,333
AAA	5,000		Riverside Unified Sch. Dist., Ser. A, 5.25%, 2/01/23, FGIC	02/12 @ 101	5,441,700
			San Bernardino Cnty. Spl. Tax Cmnty. Facs.,
NR	105		5.35%, 9/01/17	09/12 @ 102	106,052
NR	245		5.50%, 9/01/18	09/12 @ 102	248,322
NR	500		5.60%, 9/01/19	09/12 @ 102	506,745
NR	355		5.70%, 9/01/20	09/12 @ 102	359,768
AAA	2,980		San Diego Cnty., COP, 5.25%, 11/01/19, AMBAC	11/11 @ 100	3,266,140
AAA	2,135		Santa Clara Valley Transp. Auth. Sales Tax Rev., Ser. A, 5.00%, 6/01/18, MBIA	06/11 @ 100	2,282,059
BBB+	5,000		Statewide Cmntys. Dev., Daughters of Charity Hlth. Proj., Ser. A, 5.25%, 7/01/24	07/15 @ 100	5,298,950
AAA	4,590		Stockton East Wtr. Dist., COP, Ser. B, Zero Coupon, 4/01/19, FGIC	04/12 @ 66.427	2,259,290

					109,731,164

			Multi-State—9.9%
A3	4,000	[6]	Charter Mac Equity Issuer Trust, Ser. A, 6.625%, 6/30/09	No Opt. Call	4,291,720
A3	5,000	[6]	MuniMae TE Bond Subsidiary, LLC, Ser. A, 6.875%, 6/30/09	No Opt. Call	5,409,700

					9,701,420

			Trust Territories—4.1%
A-	4,000	[6]	San Manuel Entertainment Auth., 2004 Gaming Proj., Ser.C, 4.50%, 12/01/16	12/13 @ 102	4,026,280

See Notes to Financial Statements.

BlackRock California Municipal 2018 Term Trust (BJZ) (continued)

Rating[1]	Principal Amount (000)		Description		Option Call Provisions[2]	Value

			U.S. Virgin Islands—3.1%
			Virgin Islands Pub. Fin. Auth., Ser. A,
BBB	$960		Sen. Lein Matching Fund Loan, 5.25%, 10/01/23		10/14 @ 100	$1,033,402
BBB	360		Sen. Lien Matching Fund Loan, 5.25%, 10/01/17		10/14 @ 100	395,608
BBB	455		Sen. Lien Matching Fund Loan, 5.25%, 10/01/19		10/14 @ 100	496,696
BBB	460		Sen. Lien Matching Fund Loan, 5.25%, 10/01/21		10/14 @ 100	498,465
BBB	315		Sen. Lien Matching Fund Loan, 5.25%, 10/01/22		10/14 @ 100	340,083
BBB	300		Sen. Lien Matching Fund Loan, 5.25%, 10/01/24		10/14 @ 100	321,990

						3,086,244

			Puerto Rico—13.8%
BBB-	7,500	[5]	Pub. Fin. Corp., Ser. E, 5.70%, 2/01/10		N/A	8,321,325
BBB	4,410		Puerto Rico Pub. Bldgs. Auth. Gov’t. Facs., Ser. C, 5.75%, 7/01/19		No Opt. Call	5,261,968

						13,583,293

			Total Long-Term Investments (cost $132,583,096)	.		140,128,401

			SHORT-TERM INVESTMENTS—12.5%
			California—12.3%
A1+	1,700	[7]	Econ. Recovery, Ser. C-5, 2.24%, 7/01/05, FRDD		N/A	1,700,000
A1+	4,000	[7]	Los Angeles Dept. of Wtr. & Pwr. Sys., Ser. A-2, 2.20%, 7/07/05, FRWD		N/A	4,000,000
A1+	4,000	[7]	Metropolitan Wtr. Dist. So. California Wtr. Wks. Rev., Ser. C-1, 2.17%, 7/07/05, FRWD		N/A	4,000,000
A1+	2,350	[7]	Newport Beach Rev., Hoag Mem. Presbyterian Hosp. Proj., 2.24%, 7/01/05, FRDD		N/A	2,350,000

						12,050,000

	Shares (000)

			MONEY MARKET FUND—0.2%
	200		AIM Tax Free Investment Co. Cash Reserve Portfolio		N/A	200,000

			Total Short-Term Investments (cost $12,250,000)			12,250,000

			Total Investments—154.8% (cost $144,833,0968)			$152,378,401
			Other assets in excess of liabilities—1.6%			1,614,364
			Preferred shares at redemption value, including dividends payable—(56.4)%			(55,535,728)

			Net Assets Applicable to Common Shareholders—100%			$98,457,037

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]

Security, or a portion thereof, pledged as collateral with a value of $764,856 on 311 short U.S. Treasury Note futures contracts expiring September 2005. The value of such contracts on June 30, 2005 was $35,288,781, with an unrealized loss of $368,358.

[4]	Security is deemed to be of investment grade quality by the investment advisor.
[5]	This bond is prefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[6]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of June 30, 2005, the Trust held 13.9% of its net assets, with a current market value of $13,727,700, in securities restricted as to resale.

[7]

For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of June 30, 2005.

[8]

Cost for Federal income tax purposes is $144,832,624. The net unrealized appreciation on a tax basis is $7,545,777, consisting of $7,545,777 gross unrealized appreciation and $0 gross unrealized depreciation.

KEY TO ABBREVIATIONS

AMBAC	— American Municipal Bond Assurance Corp.	FSA	— Financial Security Assurance
COP	— Certificate of Participation	GO	— General Obligation
FGIC	— Financial Guaranty Insurance Co.	MBIA	— Municipal Bond Insurance Assoc
FRDD	— Floating Rate Daily Demand	PCR	— Pollution Control Revenue
FRWD	— Floating Rate Weekly Demand

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
JUNE 30, 2005
BlackRock Florida Insured Municipal 2008 Term Trust (BRF)

Rating[1]	Principal Amount (000)		Description	Option Call Provisions[2]	Value

			LONG-TERM INVESTMENTS—142.2%
			Florida—124.2%
AAA	$1,500		Alachua Cnty. Sch. Dist., GO, 4.25%, 1/01/09, FSA	No Opt. Call	$1,567,185
AAA	8,720		Brd. of Ed., GO, 3.50%, 1/01/09, FSA	No Opt. Call	8,895,185
AAA	4,190		Brd. of Ed. Lottery Rev., Ser. A, 5.00%, 7/01/08, FGIC	No Opt. Call	4,449,822
AAA	1,765		Collier Cnty. Sch. Brd., COP, Ser. A, 3.50%, 2/15/09, FSA	No Opt. Call	1,793,717
			Dade Cnty., GO,
AAA	5,000		Ser. A, Zero Coupon, 2/01/08, MBIA	02/06 @ 92.852	4,565,800
AAA	905	[3]	Ser. B, Zero Coupon, 10/01/08, AMBAC	ETM	821,604
AAA	1,095		Ser. B, Zero Coupon, 10/01/08, AMBAC	No Opt. Call	989,037
AAA	1,000		Dade Cnty. Aviation Rev., 6.00%, 10/01/08, AMBAC	10/05 @ 102	1,027,300
AAA	1,515		Delray Beach, Decade of Excellence Prog. Proj., GO, 3.50%, 2/01/09, FSA	No Opt. Call	1,543,527
			Dept. of Env. Protection Presvtn., Ser. B, FGIC,
AAA	5,905		4.00%, 7/01/08	No Opt. Call	6,103,172
AAA	6,140		4.00%, 7/01/09	No Opt. Call	6,371,355
			Div. of Bond Fin. Dept. Gen. Svc. Rev.,
AAA	8,000		Dept. of Env. Presvtn. Proj., Ser. B, 5.25%, 7/01/10, FSA	07/08 @ 101	8,586,000
AAA	2,000		Nat. Res. & Presvtn. Proj., Ser. A, 5.00%, 7/01/11, AMBAC	07/07 @ 101	2,100,160
			Escambia Cnty. Util. Sys., Ser. B, FGIC,
AAA	1,595		6.125%, 1/01/09	No Opt. Call	1,712,376
AAA	5,235		6.25%, 1/01/12	No Opt. Call	6,113,433
AAA	5,060		6.25%, 1/01/13	No Opt. Call	5,995,037
AAA	6,000		Greater Orlando Aviation Auth., Orlando Arpt. Facs. Rev. Proj., Ser. C, 3.50%, 10/01/08, MBIA	No Opt. Call	6,089,820
AAA	3,000		Hillsborough Cnty. Sch. Dist. Sales Tax Rev., 4.00%, 10/01/09, AMBAC	No Opt. Call	3,119,610
AAA	10,000		Hillsborough Cnty. Util., 4.50%, 8/01/08, AMBAC	No Opt. Call	10,490,500
			Indian River Cnty. Sch. Dist., GO, FSA,
AAA	950		3.25%, 4/01/08	No Opt. Call	960,659
AAA	1,000		3.25%, 4/01/09	No Opt. Call	1,010,860
			Jacksonville Beach Utils., AMBAC,
AAA	1,100		3.10%, 4/01/09	No Opt. Call	1,106,149
AAA	1,155		3.10%, 10/01/09	No Opt. Call	1,159,990
AAA	5,895		Jacksonville Excise Tax, 4.25%, 10/01/08, AMBAC	No Opt. Call	6,153,790
			Jacksonville Sales Tax,
AAA	1,155		3.125%, 10/01/08, FGIC	No Opt. Call	1,165,788
AAA	1,000		3.375%, 10/01/09, FGIC	No Opt. Call	1,015,180
AAA	2,000		4.10%, 10/01/08, AMBAC	No Opt. Call	2,078,580
AAA	825		Lake Cnty. Sch. Brd., COP, 3.50%, 7/01/09, AMBAC	No Opt. Call	839,767
AAA	2,000		Lakeland Elec. & Wtr., 5.90%, 10/01/08, FSA	No Opt. Call	2,189,140
AAA	3,000		Lee Cnty. Arprt., 4.25%, 10/01/09, FSA	No Opt. Call	3,129,780
			Miami, GO, FGIC,
AAA	1,345		5.90%, 12/01/08	No Opt. Call	1,478,478
AAA	1,000		6.00%, 12/01/09	No Opt. Call	1,123,280
AAA	2,000		Miami Dade Cnty. Edl. Fac., Ser. A, 4.875%, 4/01/09, AMBAC	No Opt. Call	2,135,900
			Miami Dade Cnty. Pub. Svc. Tax Rev. Pub. Impvt., AMBAC,
AAA	1,535		3.40%, 4/01/08	No Opt. Call	1,558,240
AAA	1,595		3.625%, 4/01/09	No Opt. Call	1,633,344
AAA	4,775		Miami Dade Cnty. Sch. Brd., COP, 5.25%, 8/01/11, FSA	08/08 @ 101	5,125,437
AAA	1,090		Mun. Loan Council, Ser. C, 3.50%, 11/01/08, MBIA	No Opt. Call	1,113,304
AAA	1,000	[4]	Orange Cnty. Pub. Svc. Tax Rev., 5.70%, 10/01/05, FGIC	N/A	1,027,430
AAA	4,895		Orange Cnty. Sales Tax Rev., Ser. A, 3.25%, 1/01/09, FGIC	No Opt. Call	4,953,006
			Orange Cnty. Tourist Dev. Tax Rev., Ser. A,
AAA	5,130		4.00%, 10/01/08, AMBAC	No Opt. Call	5,307,754
AAA	5,340		4.00%, 10/01/09, AMBAC	No Opt. Call	5,542,119
AAA	1,005	[3]	5.85%, 10/01/08, MBIA	ETM	1,098,827
AAA	495		5.85%, 10/01/08, MBIA	No Opt. Call	540,253

See Notes to Financial Statements.

BlackRock Florida Insured Municipal 2008 Term Trust (BRF) (continued)

Rating[1]	Principal Amount (000)		Description	Option Call Provisions[2]	Value

			Florida—(continued)
			Orlando Wstwtr. Sys., Ser. A, AMBAC,
AAA	$1,100		3.25%, 10/01/08	No Opt. Call	$1,114,498
AAA	1,280		3.50%, 10/01/09	No Opt. Call	1,305,754
			Osceola Cnty., AMBAC,
AAA	1,810		3.75%, 10/01/08	No Opt. Call	1,861,657
AAA	1,535		3.875%, 10/01/09	No Opt. Call	1,588,618
			Osceola Cnty. Gas Tax, FGIC,
AAA	640		3.10%, 4/01/08	No Opt. Call	644,672
AAA	535		3.30%, 4/01/09	No Opt. Call	541,752
			Palm Beach Cnty. Sch. Brd., COP, Ser. D, FSA,
AAA	1,770		3.00%, 8/01/08	No Opt. Call	1,777,735
AAA	850		3.30%, 8/01/09	No Opt. Call	859,035
AAA	7,085		Pasco Cnty. Sld. Wst. Disp. & Res. Rec. Sys., 6.00%, 4/01/09, FGIC	08/05 @ 100	7,120,638
			Polk Cnty. Sch. Brd., COP, Ser. A, FSA,
AAA	2,000		3.20%, 1/01/08	No Opt. Call	2,019,080
AAA	2,000		3.375%, 1/01/09	No Opt. Call	2,029,940
AAA	1,020		Sebring Wtr. & Wstwtr., 3.625%, 1/01/09, FGIC	No Opt. Call	1,044,694
AAA	2,000		Seminole Cnty. Wtr. & Swr., 6.00%, 10/01/09, MBIA	No Opt. Call	2,237,760
			So. Florida Wtr. Mgmt. Dist., AMBAC,
AAA	1,250		3.00%, 10/01/08	No Opt. Call	1,256,875
AAA	1,000		3.30%, 10/01/09	No Opt. Call	1,012,220
AAA	1,025		St. Johns Cnty. Sch. Brd. COP, Ser. A, 3.50%, 7/01/09, MBIA	No Opt. Call	1,043,347
AAA	500		St. Petersburg Hlth. Facs. Auth., All Children’s Hosp. Proj., 3.10%, 11/15/08, AMBAC	No Opt. Call	502,850
AAA	1,370		Vlg. Ctr. Cmnty. Dev. Dist. Rec., Ser. A, 5.50%, 11/01/08, MBIA	No Opt. Call	1,485,505
AAA	2,370		Volusia Cnty. Sales Tax Rev., Ser. B, 4.00%, 10/01/08, MBIA	No Opt. Call	2,455,841

					167,684,166

			Puerto Rico—18.0%
			Mun. Fin. Agcy., Ser. A, FSA,
AAA	10,000		3.50%, 8/01/08	No Opt. Call	10,195,500
AAA	12,000		3.75%, 8/01/09	No Opt. Call	12,370,080
AAA	1,500		5.625%, 8/01/10	08/09 @ 101	1,659,990

					24,225,570

			Total Long-Term Investments (cost $185,838,667)		191,909,736

			SHORT-TERM INVESTMENTS—18.2%
			Florida—12.8%
A1+	6,000	[5]	Highlands Cnty. Hlth. Facs. Auth., Adventist Hlth. Sys. Proj., Ser. B, 2.30%, 7/07/05, FGIC, FRWD	N/A	6,000,000
A1+	700	[5]	Jacksonville Hlth. Facs. Hosp., Variable Baptist Med. Ctr. Proj., 2.27%, 7/01/05, FRDD	N/A	700,000
VMIG1	1,700	[5]	Orange Cnty. Sch. Brd., COP, Ser. B, 2.25%, 7/01/05, AMBAC, FRDD	N/A	1,700,000
A1+	6,000	[5]	Orlando & Orange Cnty. Expwy. Auth. Rev., Ser. D, 2.23%, 7/01/05, FSA, FRDD	N/A	6,000,000
A1+	2,900	[5]	Palm Beach Cnty. Sch. Brd., COP, Ser. B, 2.22%, 7/07/05, AMBAC, FRWD	N/A	2,900,000

					17,300,000

			Puerto Rico—5.2%
A-1	6,000	[5]	Gov’t. Dev. Bank, 2.14%, 7/06/05, MBIA, FRWD	N/A	6,000,000
A1+	1,000	[5]	Hwy. & Transp. Auth. Transp. Rev., Ser. A, 2.20%, 7/06/05, AMBAC, FRWD	N/A	1,000,000

					7,000,000

See Notes to Financial Statements.

BlackRock Florida Insured Municipal 2008 Term Trust (BRF) (continued)

Shares (000)	Description	Value

	MONEY MARKET FUND—0.2%
250	AIM Tax Free Investment Co. Cash Reserve Portfolio	$250,000

	Total Short-Term Investments (cost $24,550,000)	24,550,000

	Total Investments—160.4% (cost $210,388,6676)	$216,459,736
	Other assets in excess of liabilities—2.0%	2,728,254
	Preferred shares at redemption value, including dividends payable—(62.4)%	(84,191,167)

	Net Assets Applicable to Common Shareholders—100%	$134,996,823

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is collateralized by U.S. Treasury obligations.
[4]	This bond is prefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[5]

For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of June 30, 2005.

[6]

Cost for Federal income tax purposes is $210,357,238. The net unrealized appreciation on a tax basis is $6,102,498, consisting of $6,116,985 gross unrealized appreciation and $14,487 gross unrealized depreciation.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 99.8% of the Trust’s managed assets.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	FRWD	—	Floating Rate Weekly Demand
COP	—	Certificate of Participation	FSA	—	Financial Security Assurance
ETM	—	Escrowed to Maturity	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Co.	MBIA	—	Municipal Bond Insurance Assoc.
FRDD	—	Floating Rate Daily Demand

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
JUNE 30, 2005
BlackRock Florida Municipal 2020 Term Trust (BFO)

Rating[1]	Principal Amount (000)		Description	Option Call Provisions[2]	Value

			LONG-TERM INVESTMENTS—149.8%
			Florida—127.7%
NR	$1,320		Brandy Creek Cmnty. Dev. Dist. Spl. Assmt., Ser. B, 5.40%, 5/01/09	No Opt. Call	$1,342,176
AAA	6,150		Brd. of Ed., GO, Ser. J, 5.00%, 6/01/24, AMBAC	06/13 @ 101	6,611,373
NR	4,895		Crossings at Fleming Island Cmnty. Dev. Dist., 6.75%, 10/01/25	10/09 @ 102	5,133,093
AAA	1,095		Deltona Util. Sys., 5.00%, 10/01/23, MBIA	10/13 @ 100	1,172,712
BBB	4,000		Escambia Cnty. Env. Impvt., 5.75%, 11/01/27	11/13 @ 100	4,135,800
NR	1,010	[3]	Escambia Cnty. Hlth. Facs. Auth., 5.95%, 7/01/20, AMBAC	No Opt. Call	1,026,564
BBB+	1,955		Hillsborough Cnty. Ind. Dev. Auth., PCR, Tampa Elec. Co. Proj., 5.50%, 10/01/23	10/12 @ 100	2,075,702
AAA	1,000		Hillsborough Cnty. Sch. Brd., 5.00%, 7/01/27, MBIA	07/13 @ 100	1,056,580
AA	1,000		Lakeland Wtr. & Wstwtr., 5.00%, 10/01/27	10/12 @ 100	1,055,800
AAA	3,000		Lee Cnty. Transp. Fac., Ser. B, 5.00%, 10/01/22, AMBAC	10/14 @ 100	3,244,020
			Marco Island Util. Sys., MBIA,
AAA	2,000		5.00%, 10/01/22	10/13 @ 100	2,147,760
AAA	1,375		5.00%, 10/01/23	10/13 @ 100	1,472,584
AAA	1,000		5.25%, 10/01/21	10/13 @ 100	1,106,880
BB+	2,500		Miami Beach Hlth. Facs. Auth., Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	2,831,375
			Miami Dade Cnty., MBIA,
AAA	10,000		Ser. A, Zero Coupon, 10/01/20	04/08 @ 52.398	4,729,800
AAA	7,560		Ser. B, Zero Coupon, 10/01/32	04/08 @ 26.494	1,747,343
AAA	5,365		Miami Dade Cnty. Spec. Oblig. Rev., Ser. A, Zero Coupon, 10/01/19, MBIA	04/08 @ 55.413	2,701,277
AAA	4,695		Miami-Dade Cnty. Edl. Facs. Auth. Rev., Univ. of Miami Proj., Ser. A, 5.00%, 4/01/24, AMBAC	04/14 @ 100	5,038,017
AAA	4,000		Mun. Loan Council, Ser. A, Zero Coupon, 4/01/20, MBIA	No Opt. Call	2,124,600
NR	3,740		No. Palm Beach Cnty. Impvt. Dist. Wtr. Ctrl. & Impvt. Unit Dev. 43, 6.10%, 8/01/21	08/11 @ 101	3,952,432
A+	4,450		Orange Cnty. Hlth. Facs. Auth., Hosp. Adventist Hlth. Sys. Proj., 5.625%, 11/15/32	11/12 @ 101	4,801,149
AAA	6,500		Palm Beach Cnty. Sch. Brd., COP, Ser. D, 5.00%, 8/01/28, FSA	08/12 @ 100	6,835,335
			Palm Coast Util. Sys., MBIA,
AAA	1,770		5.00%, 10/01/22	10/13 @ 100	1,900,768
AAA	1,485		5.00%, 10/01/23	10/13 @ 100	1,590,390
AAA	1,500		5.00%, 10/01/24	10/13 @ 100	1,605,375
AAA	2,760		Polk Cnty. Util. Sys., 5.00%, 10/01/23, FGIC	10/13 @ 100	2,955,877
NR	4,765		Sterling Hill Cmnty. Dev. Dist., 6.10%, 5/01/23	05/13 @ 101	4,997,913
NR	2,765		Stevens Plantation Impvt. Proj., 6.375%, 5/01/13	No Opt. Call	2,880,439
NR	1,235		Sumter Cnty. Indl. Dev. Auth., No. Sumter Util. Co. LLC Proj., 6.80%, 10/01/32	10/09 @ 100	1,267,777
			Tohopekaliga Wtr. Auth., FSA,
AAA	3,630		Ser. A, 5.00%, 10/01/21	10/13 @ 100	3,906,098
AAA	3,810		Ser. A, 5.00%, 10/01/22	10/13 @ 100	4,085,920
AAA	2,000		Ser. A, 5.00%, 10/01/23	10/13 @ 100	2,141,940
AAA	1,975		Ser. B, 5.00%, 10/01/22	10/13 @ 100	2,118,029
AAA	1,180		Ser. B, 5.00%, 10/01/23	10/13 @ 100	1,263,745
NR	1,927		Vlg. Cmnty. Dev. Dist. Spl. Assmt. Rev. No. 5, Ser. A, 6.00%, 5/01/22	05/13 @ 101	2,043,969
			Vlg. Ctr. Cmnty. Dev. Dist.,
AAA	5,000		5.25%, 10/01/23, MBIA	10/13 @ 101	5,515,100
NR4	2,000		Ser. B, 6.35%, 1/01/18	01/14 @ 100	2,158,300

					106,774,012

			Puerto Rico—22.1%
			Children’s Trust Fund Tobacco Settlement Rev.,
BBB	2,015		5.50%, 5/15/39	05/12 @ 100	2,076,135
BBB	10,500		5.625%, 5/15/43	05/12 @ 100	10,801,770
			Pub. Fin. Corp., Ser. E,
BBB-	3,740	[5]	5.50%, 2/01/12	N/A	4,217,598
BBB-	1,260		5.50%, 8/01/29	02/12 @ 100	1,379,624

					18,475,127

			Total Long-Term Investments (cost $118,184,913)		125,249,139

See Notes to Financial Statements.

BlackRock Florida Municipal 2020 Term Trust (BFO) (continued)

Rating[1]	Principal Amount (000)		Description	Option Call Provisions[2]	Value

			SHORT-TERM INVESTMENTS—2.3%
			Florida—0.8%
A1+	$670	[6]	Jacksonville Hlth. Facs. Hosp., Variable Baptist Med. Ctr. Proj., 2.27%, 7/01/05, FRDD	N/A	$670,000

			Puerto Rico—1.5%
A-1	300	[6]	Gov’t. Dev. Bank, 2.14%, 7/06/05, MBIA, FRWD	N/A	300,000
A1+	950	[6]	Hwy. & Transp. Auth. Transp. Rev., Ser. A, 2.20%, 7/06/05, AMBAC, FRWD	N/A	950,000

					1,250,000

			Total Short-Term Investments (cost $1,920,000)		1,920,000

			Total Investments—152.1% (cost $120,104,9137)		$127,169,139
			Other assets in excess of liabilities—6.4%		5,364,243
			Preferred shares at redemption value, including dividends payable—(58.5)%		(48,912,059)

			Net Assets Applicable to Common Shareholders—100%		$83,621,323

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]

Security, or a portion thereof, pledged as collateral with a value of $581,839 on 288 short U.S. Treasury Note futures contracts expiring September 2005. The value of such contracts on June 30, 2005 was $32,679,000, with an unrealized loss of $356,081.

[4]	Security is deemed to be of investment grade quality by the investment advisor.
[5]	This bond is prefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[6]

For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of June 30, 2005.

[7]

Cost for Federal income tax purposes is $120,100,108. The net unrealized appreciation on a tax basis is $7,069,031, consisting of $7,114,348 gross unrealized appreciation and $45,317 gross unrealized depreciation.

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.	FSA	—	Financial Security Assurance
COP	—	Certificate of Participation	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Co.	MBIA	—	Municipal Bond Insurance Assoc.
FRDD	—	Floating Rate Daily Demand	PCR	—	Pollution Control Revenue
FRWD	—	Floating Rate Weekly Demand

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
JUNE 30, 2005
BlackRock New York Insured Municipal 2008 Term Trust (BLN)

Rating[1]	Principal Amount (000)		Description	Option Call Provisions[2]	Value

			LONG-TERM INVESTMENTS—138.2%
			New York—138.2%
			Albany Cnty., GO, FGIC,
AAA	$1,515		3.50%, 6/01/08	No Opt. Call	$1,541,801
AAA	2,030		3.50%, 6/01/09	No Opt. Call	2,068,590
AAA	1,000		Bath Central Sch. Dist., 4.00%, 6/15/08, FGIC	No Opt. Call	1,030,500
AAA	2,250		Central Square Central Sch. Dist., 3.75%, 5/15/09, FGIC	No Opt. Call	2,320,942
			Dorm. Auth.,
AAA	1,070		Hosp. Lutheran Medical Proj., 3.00%, 2/01/09, MBIA	No Opt. Call	1,068,545
AAA	2,970		Secured Hosp. Proj., 4.00%, 2/15/09, XLCA	No Opt. Call	3,066,673
AAA	3,500		Secured Hosp. Proj., 5.00%, 2/15/10, MBIA	02/08 @ 101.5	3,704,680
AAA	5,000		Secured Hosp. Proj., 5.125%, 2/15/09, FSA	02/08 @ 101.5	5,284,650
AAA	1,600		St. Univ. Edl. Facs. Proj., Ser. A, 5.50%, 5/15/07, FGIC	No Opt. Call	1,680,304
AAA	2,500		St. Univ. Edl. Facs. Proj., Ser. A, 5.50%, 5/15/08, AMBAC	No Opt. Call	2,683,375
AAA	5,000		St. Univ. Edl. Facs. Proj., Ser. A, 5.50%, 5/15/08, FGIC	No Opt. Call	5,366,750
AAA	6,000		St. Univ. Edl. Facs. Proj., Ser. A, 5.50%, 5/15/08, CONNIE LEE	No Opt. Call	6,440,100
AAA	5,000		St. Univ. Edl. Facs. Proj., Ser. A, 5.50%, 5/15/09, AMBAC	No Opt. Call	5,463,450
AAA	500		W.K. Nursing Home Proj., 5.65%, 8/01/09	08/06 @ 102	524,280
AAA	1,000		Winthrop Univ. Hosp. Assoc. Proj., Ser. A, 4.125%, 7/01/08, AMBAC	No Opt. Call	1,034,510
AAA	1,625		Dorm. Auth. Sch. Dist. Fin., Ser. C, 3.50%, 10/01/08, MBIA	No Opt. Call	1,656,883
AAA	1,960		East Greenbush Central Sch. Dist., Ser. C, 4.00%, 6/15/09, FSA	No Opt. Call	2,037,498
			Elmira City Sch. Dist., FGIC,
AAA	2,125		3.25%, 6/15/08	No Opt. Call	2,145,209
AAA	1,500		3.25%, 6/15/09	No Opt. Call	1,517,730
AAA	830		Env. Facs. Corp., PCR, Ser. D, 6.60%, 5/15/08	08/05 @ 102	850,310
AAA	555		Erie Cnty., GO, Ser. B, 5.70%, 5/15/08, MBIA	11/05 @ 101	566,466
			Erie Cnty. Pub. Impvt., GO, Ser. A, FGIC,
AAA	3,825		3.25%, 9/01/09	No Opt. Call	3,864,971
AAA	1,000		3.75%, 10/01/08	No Opt. Call	1,027,290
AAA	1,185		Evans & Brant Central Sch. Dist., Ser. C, 3.75%, 12/15/08, FGIC	No Opt. Call	1,221,285
			Facs. Corp.,
AAA	1,630		Clean Wtr. & Drinking Proj., 3.875%, 4/15/10	No Opt. Call	1,692,951
AAA	6,000		Mun. Wtr. Proj., 4.00%, 6/15/09	No Opt. Call	6,246,360
			Fayetteville-Manlius Central Sch. Dist., GO, FGIC,
AAA	1,125		3.75%, 6/15/09	No Opt. Call	1,159,088
AAA	1,000		4.00%, 6/15/08	No Opt. Call	1,030,500
AAA	1,500		Hempstead Twnshp., GO, Ser. B, 4.00%, 8/01/09, MBIA	No Opt. Call	1,558,200
AAA	1,070		Highland Central Sch. Dist., GO, 3.50%, 6/15/09, FSA	No Opt. Call	1,092,534
			Hsg. Fin. Agcy., Hsg. Mtg. Proj., Ser. A, FSA,
AAA	1,345		5.80%, 5/01/09	05/06 @ 102	1,392,828
AAA	4,585		5.80%, 11/01/09	05/06 @ 102	4,747,676
AAA	1,885		Hsg. Fin. Agcy. Multi-Fam. Mtg. Hsg., Ser. C, 6.30%, 8/15/08	08/05 @ 100	1,888,205
AAA	12,500		Long Island Pwr. Auth. Elec. Sys., 5.00%, 4/01/08, MBIA	No Opt. Call	13,198,625
			Lowville Central Sch. Dist., GO, FGIC,
AAA	1,255		3.30%, 6/15/08	No Opt. Call	1,268,692
AAA	1,305		3.60%, 6/15/09	No Opt. Call	1,337,312
			Met. Transp. Auth.,
AAA	12,000		Ser. A, 3.50%, 11/15/09, FSA	No Opt. Call	12,248,040
AAA	26,075	[3]	Ser. K, 6.00%, 7/01/08, MBIA	ETM	28,519,792
AAA	2,500	[3]	Met. Transp. Auth. Commuter Fac. Rev., Ser. A, 6.10%, 7/01/08, MBIA	ETM	2,741,525
AAA	1,500		Middletown Sch. Dist., GO, Ser. A, 3.00%, 11/01/09, FSA	No Opt. Call	1,501,170
			Monroe Cnty. Pub. Impvt., GO, FGIC,
AAA	455	[3]	4.00%, 3/01/09	ETM	473,018
AAA	770		4.00%, 3/01/09	No Opt. Call	796,965
AAA	2,095		4.00%, 3/01/10	No Opt. Call	2,175,113
			Mt. Sinai Union Free Sch. Dist., AMBAC,
AAA	935		6.00%, 2/15/08	No Opt. Call	1,008,257
AAA	930		6.10%, 2/15/09	No Opt. Call	1,028,533
AAA	1,075		6.10%, 2/15/10	No Opt. Call	1,209,515

See Notes to Financial Statements.

BlackRock New York Insured Municipal 2008 Term Trust (BLN) (continued)

Rating[1]	Principal Amount (000)		Description	Option Call Provisions[2]	Value

			New York—(continued)
			New Paltz Central Sch. Dist., GO, FGIC,
AAA	$500		3.125%, 6/01/08	No Opt. Call	$502,965
AAA	610		3.50%, 6/01/09	No Opt. Call	622,725
AAA	3,000		New York, GO, Ser. A, 4.00%, 3/15/09, FSA	No Opt. Call	3,100,800
			New York City, GO,
AAA	1,000		Ser. A, 5.20%, 8/01/10, FSA	08/08 @ 101	1,074,380
AAA	4,720		Ser. C, 4.75%, 8/15/09, XLCA	08/08 @ 101	4,987,530
AAA	12,755		Ser. C, 5.00%, 8/01/08, FSA	No Opt. Call	13,512,902
AAA	45		Ser. C-1, 6.25%, 8/01/10, FSA	08/05 @ 100	45,120
AAA	50		Ser. C-1, 6.375%, 8/01/08, MBIA	08/05 @ 100	50,137
AAA	6,895		Ser. E, 6.20%, 8/01/08, MBIA	No Opt. Call	7,535,132
			New York City Hlth. & Hosp. Corp. Hlth. Sys., Ser. A,
AAA	2,810		3.75%, 2/15/09, FSA	No Opt. Call	2,877,637
AAA	2,000		5.00%, 2/15/08, AMBAC	No Opt. Call	2,104,200
			New York City Mun. Wtr. Fin. Auth., Ser. A,
AAA	11,500		Zero Coupon, 6/15/09, MBIA	No Opt. Call	10,123,795
AAA	1,710	[3]	6.00%, 6/15/08, FGIC	ETM	1,868,004
			New York City Transl. Fin. Auth.,
AAA	4,000		Ser. B, 4.00%, 5/01/09, MBIA	No Opt. Call	4,152,000
AAA	2,000	[3]	Ser. C, 5.00%, 8/01/09, FSA	ETM	2,161,680
AAA	3,300		Ser. C, 5.50%, 2/01/09, FSA	No Opt. Call	3,584,196
			New York City Transl. Fut. Tax, Ser. B, MBIA,
AAA	4,220	[3]	5.25%, 5/01/11	ETM	4,704,287
AAA	3,580		5.25%, 5/01/11	No Opt. Call	3,974,731
AAA	1,040		Newfane Central Sch. Dist., GO, 3.00%, 6/01/08, FSA	No Opt. Call	1,042,569
AAA	250	[3]	Pwr. Auth., Ser. CC, 5.125%, 1/01/11, MBIA	ETM	275,625
			So. Seneca Central Sch. Dist., GO, MBIA,
AAA	1,185		3.20%, 6/15/08	No Opt. Call	1,194,610
AAA	1,045		3.375%, 6/15/09	No Opt. Call	1,062,180
AAA	1,030		Sodus Central Sch. Dist., 4.00%, 6/15/09, FGIC	No Opt. Call	1,070,726
AAA	5,000		Suffolk Cnty. Ind. Dev. Agcy., 6.00%, 2/01/08, FGIC	No Opt. Call	5,392,600
AAA	1,675	[3]	Suffolk Cnty. Wtr. Auth., Ser. C, 5.75%, 6/01/08, AMBAC	ETM	1,813,740
			Thruway Auth.,
AAA	4,955		Ser. A, 3.75%, 3/15/09, MBIA	No Opt. Call	5,094,285
AAA	2,000		Hwy. & Brdg. Trust Fund, Ser. A, 3.90%, 4/01/09, FSA	No Opt. Call	2,067,400
AAA	2,000		Hwy. & Brdg. Trust Fund, Ser. B, 4.00%, 4/01/09, MBIA	No Opt. Call	2,074,420
AAA	2,900		Hwy. & Brdg. Trust Fund, Ser. B, 5.25%, 4/01/11, MBIA	No Opt. Call	3,215,549
AAA	3,410		Thruway Auth. Svc. Contract Rev. Local Hwy. & Brdg., Ser. A, 5.375%, 4/01/09, MBIA	04/08 @ 101	3,669,296
AAA	2,265	[3]	Triborough Brdg. & Tunl. Auth., Ser. A, 5.125%, 1/01/11, MBIA	ETM	2,451,432
AAA	2,000		Urban Dev. Corp. Correctional Facs., Ser. A, 5.50%, 1/01/09, AMBAC	No Opt. Call	2,171,920
AAA	5,140		Urban Dev. Corp. Correctional Facs. Svc. Contract Rev., Ser. B, 5.25%, 1/01/10, AMBAC	01/09 @ 101	5,548,630

			Total Long-Term Investments (cost $239,275,051)		251,608,894

See Notes to Financial Statements.

BlackRock New York Insured Municipal 2008 Term Trust (BLN) (continued)

Rating[1]	Principal Amount (000)		Description	Option Call Provisions[2]	Value

			SHORT-TERM INVESTMENTS—17.4%
			Georgia—1.1%
A1+	$2,000	[4]	Mun. Elec. Auth., Proj. One, Ser. C, 2.22%, 7/06/05, MBIA, FRWD	N/A	$2,000,000

			Indiana—2.5%
VMIG1	4,500	[4]	Str. Dev. Fin. Auth. Rev. Edl. Fac., Eiteljorg Museum Proj., 2.35%, 7/06/05, FRWD	N/A	4,500,000

			Massachusetts—4.2%
A1+	7,700	[4]	Massachusetts St., Ser. A, 2.29%, 7/06/05, FRWD	N/A	7,700,000

			New York—7.6%
			New York City, GO, FRDD,
A1+	4,700	[4]	Ser. A-7, 2.21%, 7/01/05	N/A	4,700,000
A-1	8,000	[4]	Ser. H-7, 2.21%, 7/01/05	N/A	8,000,000
			New York City Mun. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev., FRDD
A1+	1,100	[4]	Ser. C, 2.25%, 7/01/05	N/A	1,100,000
A1+	100	[4]	Ser. G, 2.21%, 7/01/05, FGIC	N/A	100,000

					13,900,000

			Ohio—1.8%
VMIG1	3,200	[4]	Hamilton Cnty. Hosp. Facs. Proj., 2.26%, 7/07/05, FRWD	N/A	3,200,000

	Shares
	(000)

			MONEY MARKET FUND—0.2%
	450		AIM Tax Free Investment Co. Cash Reserve Portfolio	N/A	450,000

			Total Short-Term Investments (cost $31,750,000)		31,750,000

			Total Investments—155.6% (cost $271,025,0515)		$283,358,894
			Other assets in excess of liabilities—4.6%		8,320,746
			Preferred shares at redemption value, including dividends payable—(60.2)%		(109,610,751)

			Net Assets Applicable to Common Shareholders—100%		$182,068,889

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is collateralized by U.S. Treasury obligations.
[4]

For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of June 30, 2005.

[5]

Cost for Federal income tax purposes is $270,536,856. The net unrealized appreciation on a tax basis is $12,822,038, consisting of $12,868,816 gross unrealized appreciation and $46,778 gross unrealized depreciation.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 84.4% of the Trust’s managed assets.

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.	FSA	—	Financial Security Assurance
CONNIE LEE	—	College Construction Loan Insurance Assoc.	GO	—	General Obligation
ETM	—	Escrowed to Maturity	MBIA	—	Municipal Bond Insurance Assoc.
FGIC	—	Financial Guaranty Insurance Co.	PCR	—	Pollution Control Revenue
FRDD	—	Floating Rate Daily Demand	XLCA	—	XL Capital Assurance
FRWD	—	Floating Rate Weekly Demand

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
JUNE 30, 2005
BlackRock New York Municipal 2018 Term Trust (BLH)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—150.7%
			Multi-State—7.3%
A3	$4,000	[3]	Charter Mac Equity Issuer Trust, Ser. A, 6.625%, 6/30/09	No Opt. Call	$4,291,720

			New York—135.2%
NR	450		Albany Indl. Dev. Agcy., New Covenant Charter Sch. Proj., Ser. A, 7.00%, 5/01/25	05/15 @ 102	448,992
			Dorm. Auth.,
AA	1,000		Brooklyn Law Sch. Proj., Ser. A, 5.50%, 7/01/18, RAA	07/13 @ 100	1,110,330
AA-	1,800	[4]	City Univ. Proj., Ser. A, 5.125%, 7/01/11	N/A	1,994,634
AAA	3,455	[4]	Mental Hlth. Svcs. Proj., Ser. A, 5.00%, 2/15/08	N/A	3,712,709
AA-	295		Mental Hlth. Svcs. Proj., Ser. A, 5.00%, 2/15/18	02/08 @ 102	308,974
AAA	1,480	[4]	Mental Hlth. Svcs. Proj., Ser. B, 5.50%, 8/15/11, MBIA	N/A	1,675,345
AAA	110		Mental Hlth. Svcs. Proj., Ser. B, 5.50%, 8/15/20, MBIA	08/11 @ 100	121,746
AAA	1,030	[4]	Mental Hlth. Svcs. Proj., Ser. B, 5.50%, 8/15/11, MBIA	N/A	1,165,950
AA-	1,170	[4]	Upstate Cmnty. Proj., Ser. A, 5.00%, 7/01/09	N/A	1,272,293
AA-	2,060		Upstate Cmnty. Proj., Ser. A, 5.00%, 7/01/19	07/09 @ 101	2,166,790
AAA	1,000		Willow Towers Inc. Proj., 5.25%, 2/01/22	08/12 @ 101	1,083,840
Aaa	1,320		East Rochester Hsg. Auth., 5.20%, 12/20/24	12/11 @ 101	1,397,114
BBB	2,450		Jefferson Cnty. Ind. Dev. Agcy. Sld. Wst. Disp. Rev., 5.20%, 12/01/20	12/13 @ 100	2,515,293
AAA	1,900		Long Island Pwr. Auth. Elec. Sys. Rev., Zero Coupon, 6/01/18, FSA	No Opt. Call	1,129,740
AAA	5,000		Met. Transp. Auth., Ser. A, 5.125%, 11/15/21, FGIC	11/12 @ 100	5,441,650
			New York City, GO,
A+	4,000		Ser. B, 5.375%, 12/01/20	12/11 @ 100	4,336,000
A+	5,000		Ser. G, 5.75%, 8/01/18	08/12 @ 100	5,629,050
A-	4,000		New York City Ind. Dev. Agcy. Civic Fac. Rev., YMCA of Greater New York Proj., 5.25%, 8/01/21	02/11 @ 100	4,210,560
AA	4,180		Niagara Cnty. Ind. Dev. Agcy. Civic Fac. Rev., Niagara Univ. Proj., Ser. A, 5.35%, 11/01/23, RAA	11/11 @ 101	4,544,203
AA	4,130		Oneida Hlth. Care Corp., Residential Hlth. Care Proj., 5.30%, 2/01/21, RAA	02/11 @ 101	4,428,682
AA	3,875		Orange Cnty. Ind. Dev. Agcy. Civic Fac. Rev., St. Luke’s Hosp. Newburg Proj.,
			Ser. A, 5.375%, 12/01/21, RAA	12/11 @ 101	4,214,721
			Port Auth. of NY & NJ,
AAA	3,885	[5]	Ser. 126, 5.00%, 11/15/18, FGIC	05/12 @ 101	4,126,220
Caa2	2,600		Contl./Eastn. LaGuardia Proj., 9.125%, 12/01/15	07/05 @ 100	2,609,048
BBB	4,000		Rockland Tobacco Asset Sec. Corp. Tobacco Settlement Rev., 5.625%, 8/15/35	08/12 @ 100	4,125,880
			Transl. Fin. Auth.,
AAA	3,000		Ser. B, 5.00%, 5/01/18	11/11 @ 101	3,248,670
AAA	1,895		Ser. C, 5.00%, 5/01/19	05/09 @ 101	2,003,925
BBB	3,000		TSASC, Inc. Tobacco Settlement Rev., Ser. 1, 5.75%, 7/15/32	07/12 @ 100	3,135,330
AA-	3,500		Urban Dev. Corp., Correctional Facs. Proj., 5.00%, 1/01/19	01/08 @ 102	3,652,250
AAA	3,710		Westchester Cnty. Ind. Dev. Agcy. Civic Fac. Rev., Ser. A, 5.125%, 12/01/22, AMBAC	12/11 @ 102	4,051,876

					79,861,815

			Puerto Rico—8.2%
BBB	2,000		Children’s Trust Fund Tobacco Settlement Rev., 5.625%, 5/15/43	05/12 @ 100	2,057,480
BBB-	2,500	[4]	Pub. Fin. Corp., Ser. E, 5.70%, 2/01/10	N/A	2,773,775

					4,831,255

			Total Long-Term Investments (cost $82,151,734)		88,984,790

See Notes to Financial Statements.

BlackRock New York Municipal 2018 Term Trust (BLH) (continued)

Shares
(000)	Description	Value

	MONEY MARKET FUND—0.1%
50	AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $50,000)	$50,000

	Total Investments—150.8% (cost $82,201,7346)	$89,034,790
	Other assets in excess of liabilities—2.4%	1,408,967
	Preferred shares at redemption value, including dividends payable—(53.2)%	(31,403,425)

	Net Assets Applicable to Common Shareholders—100%	$59,040,332

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of June 30, 2005, the Trust held 7.3% of its net assets, with a current market value of $4,291,720, in securities restricted as to resale.

[4]	This bond is prefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[5]

Security, or a portion thereof, pledged as collateral with a value of $427,392 on 177 short U.S. Treasury Note futures contracts expiring September 2005. The value of such contracts on June 30, 2005 was $20,083,969, with an unrealized loss of $204,566.

[6]

Cost for Federal income tax purposes is $82,205,727. The net unrealized appreciation on a tax basis is $6,829,063, consisting of $6,829,063 gross unrealized appreciation and $0 gross unrealized depreciation.

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Co.	MBIA	—	Municipal Bond Insurance Assoc.
FSA	—	Financial Security Assurance	RAA	—	Radian Asset Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
JUNE 30, 2005
BlackRock Pennsylvania Strategic Municipal Trust (BPS)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—118.8%
			Multi-State—13.8%
A3	$4,000	[3]	MuniMae TE Bond Subsidiary, LLC, Ser. A, 6.875%, 6/30/09	06/09 @ 100	$4,327,760

			Pennsylvania—97.8%
AAA	2,150	[4,5]	Allegheny Cnty. Port Auth., 6.125%, 3/01/09, MBIA	N/A	2,407,935
AAA	1,800	[4]	Allegheny Cnty. San. Auth., 5.375%, 12/01/07, MBIA	N/A	1,938,420
BBB+	1,400		Bucks Cnty. Ind. Dev. Auth., Pennswood Vlg. Proj., Ser. A, 6.00%, 10/01/34	10/12 @ 101	1,502,620
NR	2,500	[6]	Delaware Cnty. Hlth. Facs. Auth., Mercy Hlth. Corp. Proj., 6.00%, 12/15/26	ETM	2,620,500
AAA	1,250		Delaware Cnty. Ind. Dev. Auth. Wtr. Facs., 6.00%, 6/01/29, FGIC	06/09 @ 101	1,380,687
			Econ. Dev. Fin. Auth., Amtrak Proj., Ser. A,
A3	1,000		6.25%, 11/01/31	05/11 @ 101	1,065,170
A3	1,000		6.375%, 11/01/41	05/11 @ 101	1,066,200
			Higher Edl. Facs. Auth.,
AA-	1,250		Lafayette Coll. Proj., 6.00%, 5/01/30	05/10 @ 100	1,396,813
AA	140		Philadelphia Univ. Proj., 6.10%, 6/01/30, RAA	06/10 @ 100	155,530
A	1,000	[4]	Univ. of Pennsylvania Hlth. Svcs. Proj., Ser. A, 5.75%, 1/01/06	N/A	1,024,840
AA+	1,055		Hsg. Fin. Agcy. Sngl. Fam. Mtg., GO, Ser. 60A, 5.85%, 10/01/27	04/07 @ 101.5	1,082,958
BBB+	1,250		Montgomery Cnty. Ind. Dev. Auth. Retirement Cmnty. Rev., 5.25%, 11/15/28	11/08 @ 101	1,273,263
AAA	1,250		Philadelphia Arpt. Sys., Ser. B, 5.40%, 6/15/27, FGIC	06/07 @ 102	1,299,763
AAA	1,250		Philadelphia Pkg. Auth. Pkg. Rev., 5.625%, 9/01/18, FSA	09/09 @ 101	1,367,163
			Philadelphia Sch. Dist., GO,
AAA	1,190	[4]	Ser. B, 5.50%, 9/01/05, AMBAC	N/A	1,207,386
AAA	2,800	[4]	Ser. C, 5.50%, 3/01/10, MBIA	N/A	3,094,084
AAA	3,050	[4]	Ser. C, 5.75%, 3/01/10, MBIA	N/A	3,403,159
AAA	2,250		Southeastern Trans. Auth., 5.375%, 3/01/17, FGIC	03/07 @ 102	2,382,052
AAA	840		Washington Cnty. Auth., Cap. Fdg. & Equip. Proj., 6.15%, 12/01/29, AMBAC	No Opt. Call	905,705

					30,574,248

			Puerto Rico—7.2%
			Pub. Fin. Corp., Ser. E,
BBB-	1,495	[4]	5.50%, 2/01/12	N/A	1,685,911
BBB-	505		5.50%, 8/01/29	02/12 @ 100	552,945

					2,238,856

			Total Long-Term Investments (cost $33,902,617)		37,140,864

			SHORT-TERM INVESTMENTS—34.3%
			Pennsylvania—27.5%
A1+	2,000	[7]	Delaware Cnty. Ind. Dev. Auth. Arpt. Facs., 2.22%, 7/01/05, FRDD	N/A	2,000,000
A1+	1,400	[7]	Emmaus Gen. Auth., 2.29%, 7/06/05, FSA, FRWD	N/A	1,400,000
A1+	1,400	[7]	Hgr. Ed. Asst. Agcy. Student Loan Rev., Ser. A, 2.33%, 7/06/05, AMBAC, FRWD	N/A	1,400,000
AAA	1,200	[7]	Lehigh Cnty. Gen. Purp. Auth. Rev., Lehigh Valley Hosp. Proj., Ser. A, 2.26%, 7/01/05, AMBAC, FRDD	N/A	1,200,000
A-1	1,200	[7]	South Fork Mun. Auth. Hosp. Rev., Conemaugh Hlth. Sys. Proj., Ser. A, 2.26%, 7/01/05, MBIA, FRDD	N/A	1,200,000
VMIG1	1,400	[7]	Upper Merion Mun. Util. Auth. Swr. Rev., 2.31%, 7/01/05, FRDD	N/A	1,400,000

					8,600,000

See Notes to Financial Statements.

BlackRock Pennsylvania Strategic Municipal Trust (BPS) (continued)

Shares
(000)	Description	Value

	MONEY MARKET FUNDS—6.8%
1,550	AIM Tax Free Investment Co. Cash Reserve Portfolio	$1,550,000
550	SSgA Tax Free Money Mkt. Fund	550,000

		2,100,000

	Total Short-Term Investments (cost $10,700,000)	10,700,000

	Total Investments—153.1% (cost $44,602,6178)	$47,840,864
	Other assets in excess of liabilities—2.9%	914,942
	Preferred shares at redemption value, including dividends payable—(56.0)%	(17,501,247)

	Net Assets Applicable to Common Shareholders—100%	$31,254,559

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of June 30, 2005, the Trust held 13.8% of its net assets, with a current market value of $4,327,760, in securities restricted as to resale.

[4]	This bond is prefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[5]

Security, or a portion thereof, pledged as collateral with a value of $456,155 on 83 short U.S. Treasury Note futures contracts expiring September 2005. The value of such contracts on June 30, 2005 was $9,417,906, with an unrealized loss of $151,452.

[6]	Security is collateralized by U.S. Treasury obligations.
[7]

For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of June 30, 2005.

[8]

Cost for Federal income tax purposes is $44,531,466. The net unrealized appreciation on a tax basis is $3,309,398, consisting of $3,309,398 gross unrealized appreciation and $0 gross unrealized depreciation.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	FSA	—	Financial Security Assurance
ETM	—	Escrowed to Maturity	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Co.	MBIA	—	Municipal Bond Insurance Assoc.
FRDD	—	Floating Rate Daily Demand	RAA	—	Radian Asset Assurance
FRWD	—	Floating Rate Weekly Demand

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (unaudited)
June 30, 2005

	Insured Municipal 2008 Term Trust (BRM)	Insured Municipal Term Trust (BMT)	Municipal 2018 Term Trust (BPK)	Municipal 2020 Term Trust (BKK)	Municipal Target Term Trust (BMN)

Assets
Investments at value[1]	$710,918,642	$445,042,819	$386,760,967	$484,092,044	$686,560,586
Cash	—	529,334	512,092	502,845	547,907
Receivable from investments sold	3,920,000	3,606,105	140,000	165,000	425,000
Interest receivable	7,857,973	4,175,173	4,831,217	5,712,441	7,428,230
Other assets	206,170	137,987	69,346	67,063	186,435

	722,902,785	453,491,418	392,313,622	490,539,393	695,148,158

Liabilities
Payable to custodian	5,210,067	—	—	—	—
Payable for investments purchased	—	—	—	—	—
Variation margin payable	—	—	173,875	218,359	—
Dividends payable—common shares	1,802,470	1,240,362	1,034,022	1,580,987	1,816,426
Investment advisory fee payable	205,676	129,909	128,288	200,166	199,182
Administration fee payable	58,765	37,117	—	—	87,135
Deferred Directors’or Trustees’fees	134,021	97,261	32,584	15,679	117,562
Payable to affiliates	38,639	33,928	20,781	16,823	44,414
Other accrued expenses	212,460	160,610	137,936	54,052	222,407

	7,662,098	1,699,187	1,527,486	2,086,066	2,487,126

Preferred Shares at Redemption Value
$25,000 liquidation value per share, including dividends payable[2,3]	271,084,167	170,528,725	137,637,518	177,628,076	224,126,248

Net Assets Applicable to Common Shareholders	$444,156,520	$281,263,506	$253,148,618	$310,825,251	$468,534,784

Composition of Net Assets Applicable to Common Shareholders:
Par value	$272,071	$258,856	$15,908	$20,237	$454,106
Paid-in capital in excess of par	377,589,494	239,251,319	225,641,716	287,166,281	420,179,598
Undistributed (distributions in excess of) net investment income	40,179,626	18,988,801	17,470,352	780,862	32,952,868
Accumulated net realized gain (loss)	69,993	544,344	(9,512,713)	(3,272,619)	186,001
Net unrealized appreciation	26,045,336	22,220,186	19,533,355	26,130,490	14,762,211

Net assets applicable to common shareholders, June 30, 2005	$444,156,520	$281,263,506	$253,148,618	$310,825,251	$468,534,784

Net asset value per common share[4]	$16.33	$10.87	$15.91	$15.36	$10.32

[1] Investments at cost	$684,873,306	$422,822,633	$366,181,582	$456,630,610	$671,798,375
[2] Preferred shares outstanding	10,840	6,816	5,504	7,104	8,964
[3] Par value per share	0.01	0.01	0.001	0.001	0.01
[4] Common shares outstanding	27,207,093	25,885,639	15,908,028	20,236,628	45,410,639

See Notes to Financial Statements.

Strategic Municipal Trust (BSD)	California Insured Municipal 2008 Term Trust (BFC)	California Municipal 2018 Term Trust (BJZ)	Florida Insured Municipal 2008 Term Trust (BRF)	Florida Municipal 2020 Term Trust (BFO)	New York Insured Municipal 2008 Term Trust (BLN)	New York Municipal 2018 Term Trust (BLH)	Pennsylvania Strategic Municipal Trust (BPS)

$175,991,099	$272,528,814	$152,378,401	$216,459,736	$127,169,139	$283,358,894	$89,034,790	$47,840,864
19,584	536,801	502,894	500,066	135,564	544,286	503,911	533,813
1,179,659	—	—	—	4,194,900	5,240,000	—	100,000
2,331,059	3,249,443	1,684,413	2,925,892	1,530,852	3,439,739	1,227,978	511,103
53,306	78,013	30,800	68,972	27,035	91,285	26,025	21,290

179,574,707	276,393,071	154,596,508	219,954,666	133,057,490	292,674,204	90,792,704	49,007,070

—	—	—	—	—	—	—	—
1,484,178	—	—	—	—	—	—	—
74,953	—	63,172	—	58,500	—	35,953	16,859
576,375	669,957	394,023	544,193	375,443	703,568	222,523	149,076
57,960	79,200	50,573	63,023	54,367	83,866	29,672	15,731
—	22,629	—	18,008	—	23,962	—	—
27,341	48,594	9,177	38,619	3,757	53,618	8,479	15,295
7,823	19,989	8,666	14,726	5,637	22,653	4,842	1,433
77,801	89,757	78,132	88,107	26,404	106,897	47,478	52,870

2,306,431	930,126	603,743	766,676	524,108	994,564	348,947	251,264

62,004,417	104,570,870	55,535,728	84,191,167	48,912,059	109,610,751	31,403,425	17,501,247

$115,263,859	$170,892,075	$98,457,037	$134,996,823	$83,621,323	$182,068,889	$59,040,332	$31,254,559

$7,242	$104,071	$6,433	$87,071	$5,562	$112,571	$3,633	$2,015
102,593,420	144,174,166	91,213,865	120,583,337	78,885,738	155,947,555	51,482,732	28,362,834

5,820,096	14,750,591	4,251,581	8,144,823	(234,642)	13,495,185	2,791,044	989,518
(5,823,361)	67,337	(4,191,789)	110,523	(1,743,480)	179,735	(1,865,567)	(1,186,603)
12,666,462	11,795,910	7,176,947	6,071,069	6,708,145	12,333,843	6,628,490	3,086,795

$115,263,859	$170,892,075	$98,457,037	$134,996,823	$83,621,323	$182,068,889	$59,040,332	$31,254,559

$15.92	$16.42	$15.30	$15.50	$15.03	$16.17	$16.25	$15.51

$162,883,983	$260,732,904	$144,833,096	$210,388,667	$120,104,913	$271,025,051	$82,201,734	$44,602,617
2,480	4,182	2,221	3,366	1,956	4,382	1,256	700
0.001	0.01	0.001	0.01	0.001	0.01	0.001	0.001
7,242,261	10,407,093	6,433,028	8,707,093	5,562,128	11,257,093	3,633,028	2,015,492

STATEMENTS OF OPERATIONS (unaudited)
For the six months ended June 30, 2005

	Insured Municipal 2008 Term Trust (BRM)	Insured Municipal Term Trust (BMT)	Municipal 2018 Term Trust (BPK)	Municipal 2020 Term Trust (BKK)	Municipal Target Term Trust (BMN)

Net Investment Income
Interest income	$14,515,551	$9,097,195	$10,694,272	$12,873,009	$14,705,738

Expenses
Investment advisory	1,246,082	784,957	774,540	1,198,020	1,257,883
Administration	356,023	224,274	—	—	251,576
Transfer agent	12,613	12,749	7,421	7,964	12,851
Custodian	77,440	52,877	59,896	42,067	74,835
Reports to shareholders	52,709	34,423	27,150	24,057	56,126
Trustees	38,911	20,634	16,471	19,910	35,704
Registration	9,587	9,472	9,472	9,472	16,002
Independent accountants	21,687	21,459	17,919	18,708	25,975
Legal	24,212	15,463	12,817	15,562	24,446
Insurance	22,852	14,486	12,431	15,731	23,048
Auction agent	348,682	218,020	177,446	231,656	314,783
Miscellaneous	46,490	40,594	24,559	26,791	65,406

Total expenses	2,257,288	1,449,408	1,140,122	1,609,938	2,158,635
Less fees waived by Advisor	—	—	—	—	—
Less fees paid indirectly	(7,021)	(6,834)	(4,449)	(4,481)	(28,758)

Net expenses	2,250,267	1,442,574	1,135,673	1,605,457	2,129,877

Net investment income	12,265,284	7,654,621	9,558,599	11,267,552	12,575,861

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	363,848	268,913	371,597	1,118,477	131,906
Futures	—	—	(1,165,454)	(1,453,809)	—

	363,848	268,913	(793,857)	(335,332)	131,906

Net change in unrealized appreciation/depreciation on:
Investments	(10,704,102)	(3,599,043)	1,521,370	12,073,639	(9,954,225)
Futures	—	—	(1,046,030)	(1,330,944)	—

	(10,704,102)	(3,599,043)	475,340	10,742,695	(9,954,225)

Net gain (loss)	(10,340,254)	(3,330,130)	(318,517)	10,407,363	(9,822,319)

Dividends and Distributions to Preferred Shareholders from:
Net investment income	(2,613,918)	(1,748,272)	(1,447,092)	(1,881,283)	(2,361,824)
Net realized gains	—	—	—	—	—

Total dividends and distributions	(2,613,918)	(1,748,272)	(1,447,092)	(1,881,283)	(2,361,824)

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	$(688,888)	$2,576,219	$7,792,990	$19,793,632	$391,718

See Notes to Financial Statements.

Strategic Municipal Trust (BSD)	California Insured Municipal 2008 Term Trust (BFC)	California Municipal 2018 Term Trust (BJZ)	Florida Insured Municipal 2008 Term Trust (BRF)	Florida Municipal 2020 Term Trust (BFO)	New York Insured Municipal 2008 Term Trust (BLN)	New York Municipal 2018 Term Trust (BLH)	Pennsylvania Strategic Municipal Trust (BPS)

$4,705,548	$5,600,007	$3,574,958	$4,148,878	$3,267,717	$6,019,413	$2,262,146	$1,146,411

522,826	478,967	304,524	381,667	325,858	507,525	177,745	145,879
—	136,848	—	109,048	—	145,007	—	—
7,421	8,507	7,421	8,704	7,783	8,869	7,421	7,421
34,658	35,628	29,593	27,624	9,329	29,231	18,267	14,643
14,420	20,165	11,222	16,762	12,670	22,001	7,986	5,361
7,602	12,851	6,697	10,317	6,516	13,756	6,335	6,154
9,472	9,472	9,472	9,472	9,472	9,472	9,472	597
16,290	16,381	18,066	15,233	17,593	16,471	17,812	10,317
9,012	12,064	6,549	9,291	6,384	12,199	3,835	3,479
5,623	8,813	4,932	7,015	4,225	9,324	2,879	1,559
81,164	138,562	72,386	108,376	64,909	142,117	42,441	25,934
14,498	23,757	16,947	20,415	15,514	26,939	17,171	10,388

722,986	902,015	487,809	723,924	480,253	942,911	311,364	231,732
(217,844)	—	—	—	—	—	—	(60,783)
(6,652)	(6,362)	(8,565)	(6,453)	(7,577)	(3,602)	(6,043)	(13,553)

498,490	895,653	479,244	717,471	472,676	939,309	305,321	157,396

4,207,058	4,704,354	3,095,714	3,431,407	2,795,041	5,080,104	1,956,825	989,015

1,270,792	—	(504,440)	110,523	(205,148)	107,856	—	37,430
(505,319)	—	(427,550)	—	(389,018)	—	(245,866)	(100,030)

765,473	—	(931,990)	110,523	(594,166)	107,856	(245,866)	(62,600)

1,148,782	(3,265,189)	1,946,348	(2,960,025)	3,546,274	(4,308,219)	1,836,080	(319,620)
(440,654)	—	(368,358)	—	(356,081)	—	(204,566)	(151,452)

708,128	(3,265,189)	1,577,990	(2,960,025)	3,190,193	(4,308,219)	1,631,514	(471,072)

1,473,601	(3,265,189)	646,000	(2,849,502)	2,596,027	(4,200,363)	1,385,648	(533,672)

(644,683)	(935,713)	(510,383)	(862,326)	(468,889)	(1,013,648)	(270,446)	(163,460)
—	—	—	—	(35,017)	—	—	—

(644,683)	(935,713)	(510,383)	(862,326)	(503,906)	(1,013,648)	(270,446)	(163,460)

$5,035,976	$503,452	$3,231,331	$(280,421)	$4,887,162	$(133,907)	$3,072,027	$291,883

STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended June 30, 2005 (unaudited), and for the year ended December 31, 2004

	Insured Municipal 2008 Term Trust (BRM)		Insured Municipal Term Trust (BMT)

	2005	2004	2005	2004

Increase (Decrease) in Net Assets Applicable to Common Shareholders

Operations:
Net investment income	$12,265,284	$26,254,309	$7,654,621	$17,456,383
Net realized gain (loss)	363,848	1,815,872	268,913	1,087,089
Net change in unrealized appreciation/depreciation	(10,704,102)	(16,680,739)	(3,599,043)	(9,591,433)
Dividends and distributions to preferred shareholders from:
Net investment income	(2,613,918)	(2,658,791)	(1,748,272)	(1,907,505)
Net realized gain	—	(352,783)	—	(87,694)

Net increase (decrease) in net assets resulting from operations	(688,888)	8,377,868	2,576,219	6,956,840

Dividends and Distributions to Common Shareholders from:
Net investment income	(10,814,822)	(23,950,409)	(7,442,175)	(15,130,266)
Net realized gain	—	(1,551,757)	—	(724,798)

Total dividends and distributions	(10,814,822)	(25,502,166)	(7,442,175)	(15,855,064)

Total increase (decrease)	(11,503,710)	(17,124,298)	(4,865,956)	(8,898,224)

Net Assets Applicable to Common Shareholders
Beginning of period	455,660,230	472,784,528	286,129,462	295,027,686

End of period	$444,156,520	$455,660,230	$281,263,506	$286,129,462

End of period undistributed net investment income	$40,179,626	$41,343,080	$18,988,801	$20,524,627

See Notes to Financial Statements.

Municipal 2018 Term Trust (BPK)		Municipal 2020 Term Trust (BKK)		Municipal Target Term Trust (BMN)		Strategic Municipal Trust (BSD)

2005	2004	2005	2004	2005	2004	2005	2004

$9,558,599	$19,298,459	$11,267,552	$22,268,728	$12,575,861	$25,844,764	$4,207,058	$9,030,020
(793,857)	(6,681,398)	(335,332)	(2,458,295)	131,906	487,949	765,473	(1,123,930)
475,340	5,895,387	10,742,694	8,164,006	(9,954,225)	(19,313,537)	708,128	(1,854,063)

(1,447,092)	(1,576,219)	(1,881,283)	(2,082,967)	(2,361,824)	(3,210,573)	(644,683)	(695,537)
—	—	—	—	—	(64,286)	—	—

(7,792,990)	16,936,229	19,793,631	25,891,472	391,718	3,744,317	5,035,976	5,356,490

(6,204,131)	(12,408,262)	(9,485,920)	(18,971,839)	(10,898,553)	(22,516,121)	(3,458,252)	(6,916,504)
—	—	—	—	—	(469,591)	—	—

(6,204,131)	(12,408,262)	(9,485,920)	(18,971,839)	(10,898,553)	(22,985,712)	(3,458,252)	(6,916,504)

1,588,859	4,527,967	10,307,711	6,919,633	(10,506,835)	(19,241,395)	1,577,724	(1,560,014)

251,559,759	247,031,792	300,517,540	293,597,907	479,041,619	498,283,014	113,686,135	115,246,149

$253,148,618	$251,559,759	$310,825,251	$300,517,540	$468,534,784	$479,041,619	$115,263,859	$113,686,135

$17,470,352	$15,562,976	$780,862	$880,513	$32,952,868	$33,637,384	$5,820,096	$5,715,973

STATEMENTS OF CHANGES IN NET ASSETS (continued)
For the six months ended June 30, 2005 (unaudited), and for the year ended December 31, 2004

	California Insured Municipal 2008 Term Trust (BFC)		California Municipal 2018 Term Trust (BJZ)

	2005	2004	2005	2004

Increase (Decrease) in Net Assets Applicable to Common Shareholders

Operations:
Net investment income	$4,704,354	$9,440,369	$3,095,714	$6,441,824
Net realized gain (loss)	—	395,193	(931,990)	(1,773,203)
Net change in unrealized appreciation/depreciation	(3,265,189)	(4,904,625)	1,577,990	3,138,128
Dividends and distributions to preferred shareholders from:
Net investment income	(935,713)	(1,012,468)	(510,383)	(535,429)
Net realized gain	—	(34,878)	—	—

Net increase (decrease) in net assets resulting from operations	503,452	3,883,591	3,231,331	7,271,320

Dividends and Distributions to Common Shareholders from:
Net investment income	(4,019,741)	(8,039,482)	(2,364,138)	(4,728,276)
Net realized gains	—	(289,317)	—	—

Total dividends and distributions	(4,019,741)	(8,328,799)	(2,364,138)	(4,728,276)

Total increase (decrease)	(3,516,289)	(4,445,208)	867,193	2,543,044

Net Assets Applicable to Common Shareholders
Beginning of period	174,408,364	178,853,572	97,589,844	95,046,800

End of period	$170,892,075	$174,408,364	$98,457,037	$97,589,844

End of period undistributed (distribution in excess of) net investment income	$14,750,591	$15,001,691	$4,251,581	$4,030,388

See Notes to Financial Statements.

Florida Insured Municipal 2008 Term Trust (BRF)		Florida Municipal 2020 Term Trust (BFO)		New York Insured Municipal 2008 Term Trust (BLN)		New York Municipal 2018 Term Trust (BLH)

2005	2004	2005	2004	2005	2004	2005	2004

$3,431,407	$7,050,079	$2,795,041	$5,531,138	$5,080,104	$10,428,588	$1,956,825	$3,886,296
110,523	561,418	(594,166)	(793,308)	107,856	663,356	(245,866)	(511,787)
(2,960,025)	(4,141,764)	3,190,193	1,550,777	(4,308,219)	(6,508,843)	1,631,514	503,951

(862,326)	(779,042)	(468,889)	(546,138)	(1,013,648)	(1,092,221)	(270,446)	(320,057)
—	(79,831)	(35,017)	—	—	(86,126)	—	—

(280,421)	2,610,860	4,887,162	5,742,469	(133,907)	3,404,754	3,072,027	3,558,403

(3,265,160)	(6,530,321)	(2,336,115)	(5,005,915)	(4,221,411)	(9,170,031)	(1,335,138)	(2,670,276)
—	(620,381)	(320,969)	—	—	(611,616)	—	—

(3,265,160)	(7,150,702)	(2,657,084)	(5,005,915)	(4,221,411)	(9,781,647)	(1,335,138)	(2,670,276)

(3,545,581)	(4,539,842)	2,230,078	736,554	(4,355,318)	(6,376,893)	1,736,889	888,127

138,542,404	143,082,246	81,391,245	80,654,691	186,424,207	192,801,100	57,303,443	56,415,316

$134,996,823	$138,542,404	$83,621,323	$81,391,245	$182,068,889	$186,424,207	$59,040,332	$57,303,443

$8,144,823	$8,840,902	$(234,621)	$(224,679)	$13,495,185	$13,650,140	$2,791,044	$2,439,803

STATEMENTS OF CHANGES IN NET ASSETS (continued)
For the six months ended June 30, 2005 (unaudited), and for the year ended December 31, 2004

	Pennsylvania Strategic Municipal Trust (BPS)

	2005	2004

Increase (Decrease) in Net Assets Applicable to Common Shareholders
Operations:
Net investment income	$989,015	$2,156,602
Net realized gain (loss)	(62,600)	(632,942)
Net change in unrealized appreciation/depreciation	(471,072)	(125,255)
Dividends and distributions to preferred shareholders from net investment income	(163,460)	(187,388)

Net increase (decrease) in net assets resulting from operations	291,883	1,211,017

Dividends to Common Shareholders from:
Net investment income	(894,455)	(1,788,911)

Total decrease	(602,572)	(577,894)

Net Assets Applicable to Common Shareholders
Beginning of period	31,857,131	32,435,025

End of period	$31,254,559	$31,857,131

End of period undistributed net investment income	$989,518	$1,058,418

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Insured Municipal 2008 Term Trust (BRM)

	Six Months
	Ended
	June 30,	Year Ended December 31,
	2005
	(unaudited)	2004	2003	2002	2001	2000

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$16.75	$17.38	$17.62	$16.80	$16.62	$16.00

Investment operations:
Net investment income	0.46	0.97	1.07	1.26	1.33	1.30
Net realized and unrealized gain (loss)	(0.38)	(0.55)	(0.07)	0.53	(0.08)	0.54
Dividends and distributions to preferred shareholders:
Net investment income	(0.10)	(0.10)	(0.08)	(0.13)	(0.27)	(0.38)
Net realized gain on investments	—	(0.01)	(0.01)	(0.01)	—	—

Net increase (decrease) from investment operations	(0.02)	0.31	0.91	1.65	0.98	1.46

Dividends and distributions to common shareholders:
Net investment income	(0.40)	(0.88)	(1.02)	(0.79)	(0.80)	(0.80)
Net realized gain on investments	—	(0.06)	(0.13)	(0.04)	—	—

Total dividends and distributions	(0.40)	(0.94)	(1.15)	(0.83)	(0.80)	(0.80)

Capital charges with respect to issuance of:	—	—	—	—	—	(0.04)
Preferred shares

Net asset value, end of period	$16.33	$16.75	$17.38	$17.62	$16.80	$16.62

Market price, end of period	$16.12	$16.31	$17.27	$16.58	$15.70	$14.88

TOTAL INVESTMENT RETURN[1]	1.29%	(0.09)%	11.29%	11.15%	11.06%	14.40%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[2]
Expenses after fees paid indirectly	1.02%[3]	0.99%	0.98%	0.98%	1.01%	1.05%
Expenses before fees paid indirectly	1.02%[3]	1.00%	0.98%	0.98%	1.02%	1.05%
Net investment income before preferred share dividends	5.53%[3]	5.66%	6.03%	7.34%	7.87%	8.06%
Preferred share dividends	1.183%	0.57%	0.47%	0.73%	1.60%	2.40%
Net investment income available to common shareholders	4.35%[3]	5.09%	5.56%	6.61%	6.27%	5.66%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$446,948	$464,135	$480,887	$468,417	$460,153	$438,958
Portfolio turnover	0%	4%	18%	23%	3%	3%
Net assets of common shareholders, end of period (000)	$444,157	$455,660	$472,785	$479,390	$457,070	$452,057
Preferred shares outstanding (000)	$271,000	$271,000	$271,000	$271,000	$271,000	$271,000
Asset coverage per preferred share, end of period	$65,982	$67,041	$68,622	$69,235	$67,178	$66,735

[1]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[2]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.
[3]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Insured Municipal Term Trust (BMT)

	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31,

		2004	2003	2002	2001	2000

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$11.05	$11.40	$11.29	$10.85	$10.85	$10.60

Investment operations:
Net investment income	0.30	0.67	0.73	0.81	0.89	0.89
Net realized and unrealized gain (loss)	(0.12)	(0.34)	0.10	0.41	(0.12)	0.28
Dividends and distributions to preferred shareholders:
Net investment income	(0.07)	(0.07)	(0.06)	(0.08)	(0.18)	(0.26)
Net realized gain on investments	—	—	—	(0.02)	(0.01)	(0.01)

Net increase from investment operations	0.11	0.26	0.77	1.12	0.58	0.90

Dividends and distributions to common shareholders:
Net investment income	(0.29)	(0.58)	(0.64)	(0.58)	(0.57)	(0.60)
Net realized gain on investments	—	(0.03)	(0.02)	(0.10)	(0.02)	(0.02)

Total dividends and distributions	(0.29)	(0.61)	(0.66)	(0.68)	(0.59)	(0.62)

Capital charges with respect to issuance of:
Preferred shares	—	—	—	—	0.01	(0.03)

Net asset value, end of period	$10.87	$11.05	$11.40	$11.29	$10.85	$10.85

Market price, end of period	$11.18	$11.30	$11.06	$10.94	$10.63	$10.44

TOTAL INVESTMENT RETURN[1]	1.52%	7.92%	7.28%	9.51%	7.73%	17.81%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[2]
Expenses after fees paid indirectly	1.03%[3]	1.02%	1.02%	1.05%	1.06%	1.11%
Expenses before fees paid indirectly	1.04%[3]	1.02%	1.02%	1.06%	1.06%	1.11%
Net investment income before preferred share dividends	5.48%[3]	6.04%	6.36%	7.32%	8.12%	8.40%
Preferred share dividends	1.25%[3]	0.66%	0.50%	0.70%	1.68%	2.44%
Net investment income available to common shareholders	4.23%[3]	5.38%	5.86%	6.62%	6.44%	5.96%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$281,864	$289,091	$293,334	$287,692	$284,390	$274,553
Portfolio turnover	0%	1%	11%	36%	7%	14%
Net assets of common shareholders, end of period (000)	$281,264	$286,129	$295,028	$292,371	$280,743	$280,965
Preferred shares outstanding (000)	$170,400	$170,400	$170,400	$170,400	$170,400	$170,400
Asset coverage per preferred share, end of period	$66,284	$66,987	$68,288	$67,895	$66,195	$66,242

[1]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[2]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.
[3]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Municipal 2018 Term Trust (BPK)

	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31,			For the period October 30, 2001[1] through December 31, 2001[2]

		2004	2003	2002

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.81	$15.53	$14.66	$13.66	$14.33 [3]

Investment operations:
Net investment income	0.60	1.21	1.21	1.17	0.10
Net realized and unrealized gain (loss)	(0.02)	(0.05)	0.52	0.73	(0.55)
Dividends to preferred shareholders:
Net investment income	(0.09)	(0.10)	(0.08)	(0.12)	(0.01)

Net increase (decrease) from investment operations	(0.49)	1.06	1.65	1.78	(0.46)

Dividends to common shareholders:
Net investment income	(0.39)	(0.78)	(0.78)	(0.78)	(0.07)

Capital charges with respect to issuance of:
Common shares	—	—	—	—	(0.03)
Preferred shares	—	—	—	—	(0.11)

Total capital charges	—	—	—	—	(0.14)

Net asset value, end of period	$15.91	$15.81	$15.53	$14.66	$13.66

Market price, end of period	$15.85	$15.16	$14.36	$13.43	$13.06

TOTAL INVESTMENT RETURN[4]	7.22%	11.27%	12.92%	8.84%	(12.51)%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[5]
Expenses after fees paid indirectly	0.91%[6]	0.91%	0.93%	0.92%	0.93%[6]
Expenses before fees paid indirectly	0.91%[6]	0.91%	0.94%	0.94%	0.93%[6]
Net investment income before preferred share dividends	7.62%[6]	7.83%	8.21%	8.14%	4.39%[6]
Preferred share dividends	1.15%[6]	0.64%	0.57%	0.84%	0.28%[6]
Net investment income available to common shareholders	6.47%[6]	7.19%	7.64%	7.30%	4.11%[6]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$252,879	$246,602	$235,575	$227,674	$206,486
Portfolio turnover	4%	31%	15%	53%	0%
Net assets of common shareholders, end of period (000)	$253,149	$251,560	$247,032	$233,233	$217,229
Preferred shares outstanding (000)	$137,600	$137,600	$137,600	$137,600	$137,600
Asset coverage per preferred share, end of period	$71,000	$70,736	$69,887	$67,381	$64,485

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Calculated using the average shares outstanding method.
[3]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[4]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[5]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[6]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Municipal 2020 Term Trust (BKK)

	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31, 2004	For the period September 30, 2003[1] through December 31, 2003

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$14.85	$14.51	$14.33 [2]

Investment operations:
Net investment income	0.56	1.10	0.15
Net realized and unrealized gain	0.51	0.28	0.25
Dividends to preferred shareholders:
Net investment income	(0.09)	(0.10)	(0.01)

Net increase from investment operations	0.98	1.28	0.39

Dividends to common shareholders:
Net investment income	(0.47)	(0.94)	(0.16)

Capital charges with respect to issuance of:
Common shares	—	—	(0.03)
Preferred shares	—	—	(0.02)

Total capital charges	—	—	(0.05)

Net asset value, end of period	$15.36	$14.85	$14.51

Market price, end of period	$14.86	$15.02	$15.00

TOTAL INVESTMENT RETURN[3]	2.00%	6.63%	1.05%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[4]
Expenses after fees paid indirectly	1.06%[5]	1.09%	0.85%[5]
Expenses before fees paid indirectly	1.06%[5]	1.09%	0.87%[5]
Net investment income before preferred share dividends	7.44%[5]	7.67%	4.25%[5]
Preferred share dividends	1.24%[5]	0.72%	0.30%[5]
Net investment income available to common shareholders	6.20%[5]	6.95%	3.95%[5]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$305,579	$290,212	$279,827
Portfolio turnover	7%	51%	17%
Net assets of common shareholders, end of period (000)	$310,825	$300,518	$293,598
Preferred shares outstanding (000)	$177,600	$177,600	$177,600
Asset coverage per preferred share, end of period	$68,758	$67,307	$66,332

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[4]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[5]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Municipal Target Term Trust (BMN)

	Six Months Ended	Year Ended December 31,
	June 30, 2005
	(unaudited)	2004	2003	2002	2001	2000

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$10.55	$10.97	$11.16	$10.57	$10.67	$10.60

Investment operations:
Net investment income	0.27	0.57	0.62	0.70	0.83	0.90
Net realized and unrealized gain (loss)	(0.21)	(0.41)	(0.16)	0.62	(0.10)	0.05
Dividends and distributions to preferred shareholders:
Net investment income	(0.05)	(0.07)	(0.06)	(0.08)	(0.17)	(0.26)
Net realized gain on investments	—	—	—	(0.01)	(0.02)	—

Net increase (decrease) from investment operations	(0.01)	0.09	0.40	1.23	0.54	0.69

Dividends and distributions to common shareholders:
Net investment income	(0.24)	(0.50)	(0.57)	(0.60)	(0.58)	(0.60)
Net realized gain on investments	—	(0.01)	(0.02)	(0.04)	(0.06)	—

Total dividends and distributions	(0.24)	(0.51)	(0.59)	(0.64)	(0.64)	(0.60)

Capital charges with respect to issuance of:
Preferred shares	—	—	—	—	—	(0.02)

Net asset value, end of period	$10.32	$10.55	$10.97	$11.16	$10.57	$10.67

Market price, end of period	$10.17	$10.49	$10.95	$11.01	$10.40	$9.94

TOTAL INVESTMENT RETURN[1]	(0.78)%	0.39%	4.99%	12.28%	11.16%	7.63%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[2]
Expenses after fees paid indirectly	0.91%[3]	0.96%	0.96%	0.97%	0.96%	1.00%
Expenses before fees paid indirectly	0.92%[3]	0.97%	0.96%	0.97%	0.98%	1.00%
Net investment income before preferred share dividends	5.38%[3]	5.29%	5.60%	6.44%	7.73%	8.61%
Preferred share dividends	1.01%[3]	0.66%	0.54%	0.75%	1.57%	2.48%
Net investment income available to common shareholders	4.37%[3]	4.63%	5.06%	5.69%	6.16%	6.13%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$471,641	$488,873	$504,660	$494,694	$489,251	$477,169
Portfolio turnover	3%	2%	4%	18%	42%	5%
Net assets of common shareholders, end of period (000)	$468,535	$479,042	$498,283	$506,952	$480,172	$484,646
Preferred shares outstanding (000)	$224,100	$299,100	$299,100	$299,100	$299,100	$299,100
Asset coverage per preferred share, end of period	$77,271	$65,048	$66,654	$67,379	$65,141	$65,530

[1]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[2]	Ratios calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[3]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data, for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Strategic Municipal Trust (BSD)

	Six Months Ended June 30, 2005 (unaudited)
		Year Ended December 31,

		2004	2003	2002	2001	2000

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.70	$15.91	$15.01	$14.33	$14.75	$13.39

Investment operations:
Net investment income	0.58	1.26	1.23	1.26	1.25	1.22
Net realized and unrealized gain (loss)	0.21	(0.41)	0.68	0.42	(0.58)	1.41
Dividends to preferred shareholders:
Net investment income	(0.09)	(0.10)	(0.08)	(0.12)	(0.23)	(0.36)

Net increase (decrease) from investment operations	0.70	0.75	1.83	1.56	0.44	2.27

Dividends and distributions to common shareholders:
Net investment income	(0.48)	(0.96)	(0.93)	(0.88)	(0.86)	(0.91)

Net asset value, end of period	$15.92	$15.70	$15.91	$15.01	$14.33	$14.75

Market price, end of period	$16.20	$14.52	$14.69	$13.78	$13.58	$13.69

TOTAL INVESTMENT RETURN[1]	15.14%	5.59%	13.75%	8.03%	5.32%	17.44%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[2]
Expenses after fees waived and paid indirectly	0.88%[3]	0.89%	0.91%	0.98%	0.91%	0.90%
Expenses after fees waived and before fees paid indirectly	0.90%[3]	0.90%	0.91%	0.99%	0.92%	0.90%
Expenses before fees waived and paid indirectly	1.28%[3]	1.28%	1.30%	1.39%	1.31%	1.30%
Net investment income before preferred share dividends	7.46%[3]	8.04%	8.09%	8.54%	8.40%	8.86%
Preferred share dividends	1.14%[3]	0.62%	0.54%	0.78%	1.58%	2.60%
Net investment income available to common shareholders	6.32%[3]	7.42%	7.55%	7.76%	6.82%	6.26%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$113,720	$112,298	$110,385	$106,807	$107,381	$100,171
Portfolio turnover	38%	23%	8%	13%	4%	44%
Net assets of common shareholders, end of period (000)	$115,264	$113,686	$115,246	$108,721	$103,783	$106,833
Preferred shares outstanding (000)	$62,000	$62,000	$62,000	$62,000	$62,000	$62,000
Asset coverage per preferred share, end of period	$71,479	$70,844	$71,476	$68,844	$66,855	$68,092

[1]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[2]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[3]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock California Insured Municipal 2008 Term Trust (BFC)

	Six Months Ended June 30, 2005 (unaudited)
		Year Ended December 31,

		2004	2003	2002	2001	2000

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$16.76	$17.19	$17.34	$16.77	$16.72	$16.11

Investment operations:
Net investment income	0.46	0.91	0.96	1.18	1.27	1.27
Net realized and unrealized gain (loss)	(0.32)	(0.44)	0.06	0.48	(0.19)	0.52
Dividends and distributions to preferred shareholders:
Net investment income	(0.09)	(0.10)	(0.07)	(0.11)	(0.24)	(0.35)
Net realized gain on investments	—	—	(0.01)	(0.03)	(0.01)	—

Net increase from investment operations	0.05	0.37	0.94	1.52	0.83	1.44

Dividends and distributions to common shareholders:
Net investment income	(0.39)	(0.77)	(1.00)	(0.81)	(0.77)	(0.77)
Net realized gain on investments	—	(0.03)	(0.09)	(0.14)	(0.02)	—

Total dividends and distributions	(0.39)	(0.80)	(1.09)	(0.95)	(0.79)	(0.77)

Capital charges with respect to issuance of:
Preferred shares	—	—	—	—	0.01	(0.06)

Net asset value, end of period	$16.42	$16.76	$17.19	$17.34	$16.77	$16.72

Market price, end of period	$16.17	$16.25	$17.09	$16.44	$15.90	$15.63

TOTAL INVESTMENT RETURN[1]	1.91%	(0.20)%	10.90%	9.56%	7.06%	18.68%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[2]
Expenses after fees paid indirectly	1.05%[3]	1.05%	1.04%	1.05%	1.08%	1.11%
Expenses before fees paid indirectly	1.06%[3]	1.05%	1.04%	1.06%	1.09%	1.11%
Net investment income before preferred share dividends	5.53%[3]	5.37%	5.51%	6.91%	7.57%	7.74%
Preferred share dividends	1.10%[3]	0.58%	0.38%	0.64%	1.45%	2.14%
Net investment income available to common shareholders	4.43%[3]	4.79%	5.13%	6.27%	6.12%	5.60%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$171,414	$175,711	$180,408	$177,861	$176,424	$170,286
Portfolio turnover	0%	0%	15%	33%	5%	0%
Net assets of common shareholders, end of period (000)	$170,892	$174,408	$178,854	$180,498	$174,487	$173,974
Preferred shares outstanding (000)	$104,550	$104,550	$104,550	$104,550	$104,550	$104,550
Asset coverage per preferred share, end of period	$65,869	$66,714	$67,776	$68,161	$66,735	$66,629

[1]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[2]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.
[3]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock California Municipal 2018 Term Trust (BJZ)

	Six Months Ended	Year Ended December 31,			For the period October 30, 2001[1]
	June 30, 2005				through
	(unaudited)	2004	2003	2002	December 31, 2001[2]

PER COMMON SHARE OPERATNG PERFORMANCE:
Net asset value, beginning of period	$15.17	$14.77	$14.59	$13.63	$14.33 [3]

Investment operations:
Net investment income	0.48	1.00	1.04	1.03	0.09
Net realized and unrealized gain (loss)	0.10	0.21	(0.06)	0.78	(0.57)
Dividends to preferred shareholders:
Net investment income	(0.08)	(0.08)	(0.07)	(0.11)	(0.01)

Net increase (decrease) from investment operations	0.50	1.13	0.91	1.70	(0.49)

Dividends and distributions to common shareholders:
Net investment income	(0.37)	(0.73)	(0.73)	(0.74)	(0.06)

Capital charges with respect to issuance of:
Common shares	—	—	—	—	(0.03)
Preferred shares	—	—	—	—	(0.12)

Total capital charges	—	—	—	—	(0.15)

Net asset value, end of period	$15.30	$15.17	$14.77	$14.59	$13.63

Market price, end of period	$14.95	$13.89	$13.42	$13.40	$12.85

TOTAL INVESTMENT RETURN[4]	10.34%	9.04%	5.67%	10.04%	(13.94)%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[5]
Expenses after fees paid indirectly	0.99%[6]	1.01%	1.03%	0.99%	1.07%[6]
Expenses before fees paid indirectly	1.00%[6]	1.02%	1.03%	1.03%	1.07%[6]
Net investment income before preferred share dividends	6.37%[6]	6.77%	7.29%	7.33%	3.78%[6]
Preferred share dividends	1.05%[6]	0.56%	0.51%	0.81%	0.27%[6]
Net investment income available to common shareholders	5.32%[6]	6.21%	6.78%	6.52%	3.51%[6]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$97,999	$95,091	$92,324	$90,721	$82,906
Portfolio turnover	9%	9%	9%	42%	0%
Net assets of common shareholders, end of period (000)	$98,457	$97,590	$95,047	$93,844	$87,664
Preferred shares outstanding (000)	$55,525	$55,525	$55,528	$55,525	$55,525
Asset coverage per preferred share, end of period	$69,335	$68,945	$67,796	$67,254	$64,488

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Calculated using the average shares outstanding method.
[3]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[4]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[5]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[6]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Florida Insured Municipal 2008 Term Trust (BRF)

	Six Months Ended	Year Ended December 31,
	June 30, 2005
	(unaudited)	2004	2003	2002	2001	2000

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.91	$16.43	$16.41	$16.01	$15.84	$15.56

Investment operations:
Net investment income	0.39	0.81	0.88	1.12	1.25	1.24
Net realized and unrealized gain (loss)	(0.32)	(0.41)	0.13	0.36	(0.04)	0.28
Dividends and distributions to preferred shareholders:
Net investment income	(0.10)	(0.09)	(0.06)	(0.11)	(0.25)	(0.37)
Net realized gain on investments	—	(0.01)	(0.02)	(0.04)	(0.01)	—

Net increase (decrease) from investment operations	(0.03)	0.30	0.93	1.33	0.95	1.15

Dividends and distributions to common shareholders:
Net investment income	(0.38)	(0.75)	(0.81)	(0.75)	(0.75)	(0.81)
Net realized gain on investments	—	(0.07)	(0.10)	(0.18)	(0.04)	—

Total dividends and distributions	(0.38)	(0.82)	(0.91)	(0.93)	(0.79)	(0.81)

Capital charges with respect to issuance of:
Preferred shares	—	—	—	—	0.01	(0.06)

Net asset value, end of period	$15.50	$15.91	$16.43	$16.41	$16.01	$15.84

Market price, end of period	$15.46	$15.85	$16.19	$15.91	$15.40	$14.00

TOTAL INVESTMENT RETURN[1]	(0.09)%	3.05%	7.64%	9.61%	15.90%	4.96%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[2]
Expenses after fees paid indirectly	1.07%[3]	1.07%	1.05%	1.05%	1.10%	1.14%
Expenses before fees paid indirectly	1.08%[3]	1.07%	1.05%	1.06%	1.12%	1.14%
Net investment income before preferred share dividends	5.10%[3]	5.03%	5.34%	6.90%	7.75%	7.94%
Preferred share dividends	1.28%[3]	0.56%	0.39%	0.70%	1.55%	2.39%
Net investment income available to common shareholders	3.82%[3]	4.47%	4.95%	6.20%	6.20%	5.55%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$135,753	$140,140	$144,071	$141,064	$140,004	$135,492
Portfolio turnover	0%	0%	6%	52%	7%	0%
Net assets of common shareholders, end of period (000)	$134,997	$138,542	$143,082	$142,920	$139,367	$137,917
Preferred shares outstanding (000)	$84,150	$84,150	$84,169	$84,150	$84,150	$84,150
Asset coverage per preferred share, end of period	$65,118	$66,159	$67,514	$67,460	$66,406	$65,982

[1]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[2]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.
[3]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Florida Municipal 2020 Term Trust (BFO)

	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31, 2004	For the period September 30, 2003[1] through December 31, 2003

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$14.63	$14.50	$14.33 [2]

Investment operations:
Net investment income	0.50	0.99	0.12
Net realized and unrealized gain	0.47	0.14	0.26
Dividends and distributions to preferred shareholders:
Net investment income	(0.08)	(0.10)	(0.01)
Net realized gains on investments	(0.04)	—	—

Net increase from investment operations	0.85	1.03	0.37

Dividends and distributions to common shareholders:
Net investment income	(0.42)	(0.90)	(0.15)
Net realized gains on investments	(0.03)	—	—

Total dividends and distributions	(0.45)	(0.90)	(0.15)

Capital charges with respect to issuance of:
Common shares	—	—	(0.03)
Preferred shares	—	—	(0.02)

Total capital charges	—	—	(0.05)

Net asset value, end of period	$15.03	$14.63	$14.50

Market price, end of period	$14.28	$15.08	$15.39

TOTAL INVESTMENT RETURN[3]	(2.64)%	4.10%	3.60%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[4]
Expenses after fees paid indirectly	1.16%[5]	1.21%	1.02%[5]
Expenses before fees paid indirectly	1.17%[5]	1.25%	1.05%[5]
Net investment income before preferred share dividends	6.83%[5]	6.93%	3.45%[5]
Preferred share dividends	1.15%[5]	0.68%	0.30%[5]
Net investment income available to common shareholders	5.68%[5]	6.25%	3.15%[5]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$82,523	$79,810	$76,698
Portfolio turnover	0%	9%	0%
Net assets of common shareholders, end of period (000)	$83,621	$81,391	$80,655
Preferred shares outstanding (000)	$48,900	$48,900	$48,900
Asset coverage per preferred share, end of period	$67,757	$66,617	$66,237

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[4]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[5]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock New York Insured Municipal 2008 Term Trust (BLN)

	Six Months
	Ended
	June 30,	Year Ended December 31,
	2005
	(unaudited)	2004	2003	2002	2001	2000

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$16.56	$17.13	$17.09	$16.22	$16.17	$15.63

Investment operations:
Net investment income	0.45	0.93	1.01	1.13	1.25	1.24
Net realized and unrealized gain (loss)	(0.37)	(0.53)	(0.05)	0.75	(0.17)	0.53
Dividends and distributions to preferred shareholders:
Net investment income	(0.09)	(0.10)	(0.08)	(0.11)	(0.26)	(0.38)
Net realized gain on investments	—	(0.01)	(0.01)	(0.03)	(0.01)	—

Net increase (decrease) from investment operations	(0.01)	0.29	0.87	1.74	0.81	1.39

Dividends and distributions to common shareholders:
Net investment income	(0.38)	(0.81)	(0.79)	(0.75)	(0.75)	(0.80)
Net realized gain on investments	—	(0.05)	(0.04)	(0.12)	(0.02)	—

Total dividends and distributions	(0.38)	(0.86)	(0.83)	(0.87)	(0.77)	(0.80)

Capital charges with respect to issuance of:
Preferred shares	—	—	—	—	0.01	(0.05)

Net asset value, end of period	$16.17	$16.56	$17.13	$17.09	$16.22	$16.17

Market price, end of period	$15.85	$16.09	$16.96	$16.22	$15.50	$14.75

TOTAL INVESTMENT RETURN[1]	0.86%	0.03%	9.88%	10.47%	10.48%	6.10%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[2]
Expenses after fees paid indirectly	1.04%[3]	1.03%	1.03%	1.04%	1.10%	1.12%
Expenses before fees paid indirectly	1.04%[3]	1.03%	1.03%	1.05%	1.10%	1.12%
Net investment income before preferred share dividends	5.60%[3]	5.51%	5.85%	6.75%	7.59%	7.85%
Preferred share dividends	1.12%[3]	0.58%	0.48%	0.68%	1.56%	2.40%
Net investment income available to common shareholders	4.48%[3]	4.93%	5.37%	6.07%	6.03%	5.45%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$182,867	$189,322	$192,958	$187,970	$184,600	$177,057
Portfolio turnover	3%	0%	7%	31%	9%	0%
Net assets of common shareholders, end of period (000)	$182,069	$186,424	$192,801	$192,337	$182,611	$182,075
Preferred shares outstanding (000)	$109,550	$109,550	$109,550	$109,550	$109,550	$109,550
Asset coverage per preferred share, end of period	$66,563	$67,549	$69,000	$68,893	$66,674	$66,596

[1]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[2]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.
[3]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock New York Municipal 2018 Term Trust (BLH)

					For the period
	Six Months Ended	Year Ended December 31,			October 30, 2001[1]
	June 30, 2005				through
	(unaudited)	2004	2003	2002	December 31, 2001[2]

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.77	$15.53	$15.11	$13.58	$14.33 [3]

Investment operations:
Net investment income	0.54	1.07	1.06	1.01	0.09
Net realized and unrealized gain (loss)	0.38	—	0.18	1.37	(0.61)
Dividends to preferred shareholders:
Net investment income	(0.07)	(0.09)	(0.08)	(0.11)	(0.01)

Net increase (decrease) from investment operations	0.85	0.98	1.16	2.27	(0.53)

Dividends and distributions to common shareholders:
Net investment income	(0.37)	(0.74)	(0.74)	(0.74)	(0.06)

Capital charges with respect to issuance of:
Common shares	—	—	—	—	(0.03)
Preferred shares	—	—	—	—	(0.13)

Total capital charges	—	—	—	—	(0.16)

Net asset value, end of period	$16.25	$15.77	$15.53	$15.11	$13.58

Market price, end of period	$15.43	$14.82	$14.70	$13.46	$13.15

TOTAL INVESTMENT RETURN[4]	6.66%	5.94%	14.94%	7.96%	(11.94)%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[5]
Expenses after fees paid indirectly	1.06%[6]	1.11%	1.12%	1.13%	1.15%[6]
Expenses before fees paid indirectly	1.08%[6]	1.12%	1.14%	1.17%	1.15%[6]
Net investment income before preferred share dividends	6.78%[6]	6.91%	7.03%	7.03%	3.73%[6]
Preferred share dividends	0.94%[6]	0.57%	0.53%	0.80%	0.26%[6]
Net investment income available to common shareholders	5.84%[6]	6.34%	6.50%	6.23%	3.47%[6]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$58,209	$56,270	$54,510	$52,265	$47,959
Portfolio turnover	9%	0%	11%	41%	1%
Net assets of common shareholders, end of period (000)	$59,040	$57,303	$56,415	$54,881	$49,353
Preferred shares outstanding (000)	$31,400	$31,400	$31,400	$31,400	$31,400
Asset coverage per preferred share, end of period	$72,009	$70,626	$69,917	$68,702	$64,311

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Calculated using the average shares outstanding method.
[3]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[4]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[5]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[6]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Pennsylvania Strategic Municipal Trust (BPS)

	Six Months
	Ended	Year Ended December 31,
	June 30, 2005
	(unaudited)	2004	2003	2002	2001	2000

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.81	$16.09	$15.61	$14.65	$14.62	$13.40

Investment operations:
Net investment income	0.49	1.07	1.12	1.17	1.17	1.18
Net realized and unrealized gain (loss)	(0.27)	(0.37)	0.30	0.73	(0.08)	1.29
Dividends to preferred shareholders:
Net investment income	(0.08)	(0.09)	(0.07)	(0.11)	(0.24)	(0.36)

Net increase from investment operations	0.14	0.61	1.35	1.79	0.85	2.11

Dividends to common shareholders:
Net investment income	(0.44)	(0.89)	(0.87)	(0.83)	(0.82)	(0.88)

Capital charges with respect to issuance of:
Preferred shares	—	—	—	—	—	(0.01)

Net asset value, end of period	$15.51	$15.81	$16.09	$15.61	$14.65	$14.62

Market price, end of period	$15.26	$15.70	$15.12	$14.33	$14.03	$13.13

TOTAL INVESTMENT RETURN[1]	0.06%	10.12%	11.91%	8.19%	13.12%	5.08%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[2]
Expenses after fees waived and paid indirectly	1.01%[3]	1.03%	1.12%	1.34%	1.11%	1.22%
Expenses after fees waived and before fees paid indirectly	1.09%[3]	1.08%	1.15%	1.36%	1.16%	1.22%
Expenses before fees waived and paid indirectly	1.48%[3]	1.47%	1.54%	1.75%	1.55%	1.63%
Net investment income before preferred share dividends	6.33%[3]	6.74%	7.09%	7.69%	7.86%	8.49%
Preferred share dividends	1.05%[3]	0.59%	0.46%	0.71%	1.63%	2.60%
Net investment income available to common shareholders	5.28%[3]	6.15%	6.63%	6.98%	6.23%	5.89%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$31,529	$31,989	$31,892	$30,545	$30,122	$27,920
Portfolio turnover	0%	5%	0%	7%	16%	28%
Net assets of common shareholders, end of period (000)	$31,255	$31,857	$32,435	$31,454	$29,531	$29,469
Preferred shares outstanding (000)	$17,500	$17,500	$17,500	$17,500	$17,500	$17,500
Asset coverage per preferred share, end of period	$69,651	$70,513	$71,341	$69,939	$67,194	$67,112

[1]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[2]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[3]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)

Note 1. Organization & Accounting Policies

The BlackRock Insured Municipal 2008 Term Trust Inc. (“Municipal Insured 2008”), The BlackRock Insured Municipal Term Trust Inc. (“Insured Municipal”), The BlackRock Municipal Target Term Trust Inc. (“Municipal Target”), The BlackRock California Insured Municipal 2008 Term Trust Inc. (“California Insured 2008”) and The BlackRock New York Insured Municipal 2008 Term Trust Inc. (“New York Insured 2008”) were organized as Maryland corporations. BlackRock Municipal 2018 Term Trust (“Municipal 2018”), BlackRock Municipal 2020 Term Trust (“Municipal 2020”), The BlackRock Strategic Municipal Trust (“Municipal Strategic”), BlackRock California Municipal 2018 Term Trust (“California 2018”), BlackRock Florida Municipal 2020 Term Trust (“Florida 2020”), BlackRock New York Municipal 2018 Term Trust (“New York 2018”) and The BlackRock Pennsylvania Strategic Municipal Trust (“Pennsylvania Strategic”) were organized as Delaware statutory trusts. The BlackRock Florida Insured Municipal 2008 Term Trust (“Florida Insured 2008”) was organized as a Massachusetts business trust. Municipal Insured 2008, Insured Municipal, Municipal 2018, Municipal 2020, Municipal Target and Municipal Strategic are registered as diversified closed-end management investment companies under the Investment Company Act of 1940 (“1940 Act”), as amended. California Insured 2008, California 2018, Florida Insured 2008, Florida 2020, New York Insured 2008, New York 2018 and Pennsylvania Strategic are registered as non-diversified closed-end management investment companies under the Investment Company Act of 1940, as amended. Municipal Insured 2008, California Insured 2008, Florida Insured 2008 and New York Insured 2008 are herein referred to as the 2008 Trusts. Municipal 2018, California 2018 and New York 2018 are herein referred to as the 2018 Trusts. Municipal 2020 and Florida 2020 are herein referred to as the 2020 Trusts. Municipal Strategic and Pennsylvania Strategic are herein referred to as the Strategic Trusts.

     The following is a summary of significant accounting policies followed by the Trusts.

Investments Valuation: Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services selected under the supervision of each Trust’s Board of Trustees or Board of Directors, as the case may be (each, a “Board”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from bond dealers, market transactions in comparable investments and various relationships between investments. A futures contract is valued at the last sale price as of the close of the commodities exchange on which it trades. Short-term securities may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Any investments or other assets for which such current market quotations are not readily available are valued at fair value (“Fair Value Assets”) as determined in good faith under procedures established by, and under the general supervision and responsibility of, each Trust’s Board. The investment advisor and/or sub-advisor will submit its recommendations regarding the valuation and/or valuation methodologies for Fair Value Assets to a valuation committee. The valuation committee may accept, modify or reject any recommendations. The pricing of all Fair Value Assets shall be subsequently reported to and ratified by the relevant Board.

     When determining the price for a Fair Value Asset, the investment advisor and/or sub-advisor shall seek to determine the price that the Trust might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant.

InvestmentTransactions and Investment Income: Investment transactions are recorded on trade date. Realized and unrealized gains and losses are calculated on the identified cost basis. Each Trust also records interest income on an accrual basis and amortizes premium and/or accretes discount on securities purchased using the interest method.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract.

     Financial futures contracts, when used by the Trusts, help in maintaining a targeted duration. Futures contracts can be sold to effectively shorten an otherwise longer duration portfolio. In the same sense, futures contracts can be purchased to lengthen a portfolio that is shorter than its duration target. Thus, by buying or selling futures contracts, the Trusts may attempt to manage the duration of positions so that changes in interest rates do not change the duration of the portfolio unexpectedly.

Segregation: In cases in which the Investment Company Act of 1940, as amended, and the interpretive positions of the Securities and Exchange Commission (the “Commission”) require that each Trust segregate assets in connection with certain investments (e.g., when-issued securities, reverse repurchase agreements or futures contracts), each Trust will, consistent with certain interpretive letters issued by the Commission, designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Federal Income Taxes: It is each Trust’s intention to continue to be treated as a regulated investment company under the Internal Revenue Code and to distribute sufficient net income to shareholders. For this reason and because substantially all of the gross income of each Trust consists of tax-exempt interest, no Federal income tax provisions are required.

Dividends and Distributions: Each Trust declares and pays dividends and distributions to common shareholders monthly from net investment income, net realized short-term capital gains and other sources, if necessary. Net long-term capital gains, if any, in excess of loss carryforwards may be distributed in accordance with the 1940 Act. Dividends and distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Dividends and distributions to preferred shareholders are accrued and determined as described in Note 4.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan: Under the deferred compensation plan approved by each Trust’s Board, non-interested Trustees/Directors (“Trustees”) are required to defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other BlackRock closed-end trusts selected by the Trustees. This has the same economic effect for the Trustees as if the Trustees had invested the deferred amounts in such Trusts.

     The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Trust. Each Trust may, however, elect to invest in common shares of those Trusts selected by the Trustees in order to match its deferred compensation obligations.

Note 2. Agreements

Each Trust has an Investment Management Agreement with BlackRock Advisors, Inc. (the “Advisor”), a wholly owned subsidiary of BlackRock, Inc. BlackRock Financial Management, Inc., a wholly owned subsidiary of BlackRock, Inc., serves as sub-advisor to the 2018 Trusts and 2020 Trusts. BlackRock, Inc. is an indirect majority owned subsidiary of The PNC Financial Services Group, Inc. The Investment Management Agreements for the 2018 Trusts, 2020 Trusts and Strategic Trusts cover both investment advisory and administration services. Each 2008 Trust, Insured Municipal Trust and Municipal Target Trust has an Administration Agreement with the Advisor.

     Each Trust’s investment advisory fee paid to the Advisor is computed weekly and payable monthly based on an annual rate, 0.35% for the 2008 Trusts, Insured Municipal Trust and Municipal Target Trust, 0.40% for the 2018 Trusts, 0.50% for the 2020 Trusts and 0.60% for the Strategic Trusts, of the Trust’s average weekly managed assets. “Managed assets” means the total assets of a Trust (including any assets attributable to any preferred shares that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage). The Advisor has voluntarily agreed to waive a portion of the investment advisory fee or other expenses on the Strategic Trusts as a percentage of managed assets as follows: 0.25% for the first five years of each of the Trust’s operations, 0.20% in year six, 0.15% in year seven, 0.10% in year eight and 0.05% in year nine.

     The administration fee paid to the Advisor by the 2008 Trusts, Insured Municipal Trust and Municipal Target Trust is computed weekly and payable monthly based on an annual rate of 0.10% for each 2008 Trust and Insured Municipal Trust and 0.07% for Municipal Target Trust, of the Trusts’ average weekly managed assets.

     Pursuant to the agreements, the Advisor provides continuous supervision of the investment portfolio and pays the compensation of officers of each Trust who are affiliated persons of the Advisor, occupancy and certain clerical and accounting costs of each Trust. Each Trust bears all other costs and expenses, which may include reimbursements to the Advisor for costs of employees that provide pricing, secondary market support and compliance services to each Trust. For the six months ended June 30, 2005, the Trusts reimbursed the Advisor the following amounts:

Trust	Amount	Trust	Amount

Municipal Insured 2008	$14,842	California 2018	$3,470
Insured Municipal	9,450	Florida Insured 2008	4,644
Municipal 2018	7,497	Florida 2020	2,534
Municipal 2020	8,183	New York Insured 2008	6,230
Municipal Target	17,376	New York 2018	1,752
Municipal Strategic	3,461	Pennsylvania Strategic	1,177
California Insured 2008	5,808

     Pursuant to the terms of the custody agreement, each Trust received earning credits from its custodian for positive cash balances maintained, which are used to offset custody fees.

Note 3. Portfolio Investments

Purchases and sales of investment securities, other than short-term investments and U.S. government securities, for the six months ended June 30, 2005, were as follows:

Trust	Purchases	Sales	Trust	Purchases	Sales

Municipal Insured 2008	$10,487,169	$363,848	California 2018	$12,853,604	$13,875,749
Insured Municipal	—	16,193,167	Florida Insured 2008	—	6,022,468
Municipal 2018	15,232,351	19,781,939	Florida 2020	—	4,488,874
Municipal 2020	32,580,271	39,103,669	New York Insured 2008	8,164,079	13,719,079
Municipal Target	17,272,091	24,982,800	New York 2018	8,995,891	8,311,816
Municipal Strategic	65,165,644	64,466,231	Pennsylvania Strategic	—	2,457,374
California Insured 2008	—	—

     There were no purchases or sales of U.S. government securities for the six months ended June 30, 2005.

          For Federal income tax purposes, the following Trusts had capital loss carryforwards as of their last respective tax year-end (other than the 2020 Trusts and Strategic Trusts, each of which has a tax year-end of June 30th). These amounts may be used to offset future realized capital gains, if any:

Trust	Capital Loss Carryforward Amount	Expires	Trust	Capital Loss Carryforward Amount	Expires

Municipal 2018	$2,036,899	2010	Florida 2020	$1,569,623	2013

	6,665,869	2012	New York 2018	$668,608	2010

	$8,702,768			431,368	2011

Municipal 2020	$273,311	2012		590,480	2012

	4,334,083	2013		$1,690,456

	$4,607,394		Pennsylvania Strategic	$87,565	2009

Municipal Strategic	$78,019	2008		408,700	2010
	1,802,842	2009		741,016	2013

	760,288	2010		$1,237,281

	2,477,786	2012
	1,073,537	2013

	$6,192,472

California 2018	$1,287,186	2010
	1,444,501	2012

	$2,731,687

          Accordingly, no capital gain distributions are expected to be paid to shareholders of a Trust until that Trust has net realized capital gains in excess of its capital loss carryforward amounts.

Note 4. Distributions to Shareholders

The estimated tax character of distributions paid during the six months ended June 30, 2005, and the tax character of distributions paid during year ended December 31, 2004, were as follows:

	Six months ended June 30, 2005

Distributions Paid From:	Tax-exempt Income	Ordinary Income	Long-term Capital Gains	Total Distributions

Municipal Insured 2008	$13,428,740	$—	$—	$13,428,740
Insured Municipal	9,190,447	—	—	9,190,447
Municipal 2018	7,651,223	—	—	7,651,223
Municipal 2020	11,367,203	—	—	11,367,203
Municipal Target	13,260,377	—	—	13,260,377
Municipal Strategic	4,102,935	—	—	4,102,935
California Insured 2008	4,955,454	—	—	4,955,454
California 2018	2,874,521	—	—	2,874,521
Florida Insured 2008	4,127,486	—	—	4,127,486
Florida 2020	2,805,004	183,445	172,541	3,160,990
New York Insured 2008	5,235,059	—	—	5,235,059
New York 2018	1,605,584	—	—	1,605,584
Pennsylvania Strategic	1,057,915	—	—	1,057,915

	Year ended December 31, 2004

Distributions Paid From:	Tax-exempt Income	Ordinary Income	Long-term Capital Gains	Total Distributions

Municipal Insured 2008	$26,619,425	$—	$1,894,315	$28,513,740
Insured Municipal	17,037,771	—	812,492	17,850,263
Municipal 2018	13,984,481	—	—	13,984,481
Municipal 2020	21,054,806	—	—	21,054,806
Municipal Target	25,726,694	—	533,877	26,260,571
Municipal Strategic	7,612,041	—	—	7,612,041
California Insured 2008	9,051,950	—	324,195	9,376,145
California 2018	5,263,705	—	—	5,263,705
Florida Insured 2008	7,309,322	—	700,253	8,009,575
Florida 2020	5,552,053	—	—	5,552,053
New York Insured 2008	10,262,252	—	697,742	10,959,994
New York 2018	2,990,333	—	—	2,990,333
Pennsylvania Strategic	1,976,299	—	—	1,976,299

          As of June 30, 2005, the estimated components of distributable earnings on a tax basis were as follows:

Trust	Undistributed Tax-exempt Income	Undistributed Ordinary Income	Undistributed Long-term Gains	Unrealized Net Appreciation

Municipal Insured 2008	$25,643,748	$11,643	$353,680	$42,173,996
Insured Municipal	16,332,115	—	544,377	26,245,919
Municipal 2018	18,257,268	—	—	20,864,009
Municipal 2020	2,407,083	—	—	27,448,107
Municipal Target	23,575,077	—	186,001	25,982,676
Municipal Strategic	6,312,081	—	—	13,212,875
California Insured 2008	9,195,553	—	67,337	18,041,774
California 2018	4,665,037	—	—	7,536,600
Florida Insured 2008	6,140,857	—	116,255	8,660,395
Florida 2020	151,813	—	—	7,065,276
New York Insured 2008	10,304,151	—	179,735	16,289,196
New York 2018	3,021,526	—	—	6,820,584
Pennsylvania Strategic	1,090,228	—	—	3,294,103

Note 5. Capital

There are 200 million of $0.01 par value common shares authorized for each of the 2008 Trusts, Insured Municipal and Municipal Target. There are an unlimited number of $0.001 par value common shares authorized for each of the 2018 Trusts, 2020 Trusts and Strategic Trusts. Each Trust may classify or reclassify any unissued common shares into one or more series of preferred shares. At June 30, 2005, the common shares outstanding and the shares owned by affiliates of the Advisor of each Trust were as follows:

Trust	Common Shares Outstanding	Common Shares Owned	Trust	Common Shares Outstanding	Common Shares Owned

Municipal Insured 2008	27,207,093	—	California 2018	6,433,028	—
Insured Municipal	25,885,639	—	Florida Insured 2008	8,707,093	—
Municipal 2018	15,908,028	—	Florida 2020	5,562,128	8,028
Municipal 2020	20,236,628	8,028	New York Insured 2008	11,257,093	—
Municipal Target	45,410,639	—	New York 2018	3,633,028	—
Municipal Strategic	7,242,261	—	Pennsylvania Strategic	2,015,492	—
California Insured 2008	10,407,093	—

          There were no transactions in common shares of beneficial interest for the six months ended June 30, 2005 and the year end December 31, 2004.

          As of June 30, 2005, each Trust had the following series of preferred shares outstanding as listed in the table below. The preferred shares have a liquidation value of $25,000 per share plus any accumulated unpaid dividends.

Trust	Series	Shares	Trust	Series	Shares

Municipal Insured 2008	T7	4,660	Municipal Strategic	W7	2,480
	R7	2,060	California Insured 2008	W7	2,622
	T28	2,060		W28	1,560
	R28	2,060	California 2018	M7	2,221
Insured Municipal	M7	4,216	Florida Insured 2008	R7	3,366
	M28	2,600	Florida 2020	F7	1,956
Municipal 2018	W7	2,752	New York Insured 2008	F7	2,672
	R7	2,752		F28	1,710
Municipal 2020	M7	2,368	New York 2018	T7	1,256
	W7	2,368	Pennsylvania Strategic	W7	700
	F7	2,368
Municipal Target	W7	5,964
	F7	3,000

          Dividends on 7-day preferred shares are cumulative at a rate which is reset every seven days based on the results of an auction. Dividends on 28-day preferred shares are cumulative at a rate which is reset every 28 days based on the results of an auction. The dividend ranges on the preferred shares for each of the Trusts for the six months ended June 30, 2005, were as follows:

Trust	Low	High	Trust	Low	High

Municipal Insured 2008	0.70%	2.75%	California 2018	1.06%	2.05%
Insured Municipal	1.30	2.90	Florida Insured 2008	1.00	2.80
Municipal 2018	1.40	2.80	Florida 2020	1.60	2.85
Municipal 2020	1.50	2.85	New York Insured 2008	1.00	2.65
Municipal Target	1.25	2.80	New York 2018	0.99	2.65
Municipal Strategic	1.50	2.65	Pennsylvania Strategic	1.00	2.71
California Insured 2008	1.10	2.40

          A Trust may not declare dividends or make other distributions on common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding preferred shares would be less than 200%.

          The preferred shares are redeemable at the option of each Trust, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated or unpaid dividends whether or not declared. The preferred shares are also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of a Trust, as set forth in each Trust’s Declaration of Trust/Articles Supplementary, are not satisfied.

          The holders of preferred shares have voting rights equal to the holders of common shares (one vote per share) and will vote together with holders of common shares as a single class. However, holders of preferred shares, voting as a separate class, are also entitled to elect two Directors/Trustees for each Trust. In addition, the Investment Company Act of 1940, as amended, requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class, would be required to (a) adopt any plan of reorganization that would adversely affect the preferred shares, (b) change a Trust’s sub-classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.

          On February 7, 2005, Municipal Target Trust’s Board approved the redemption of all of the 3,000 W28 preferred shares outstanding in preparation for its termination on or about December 31, 2006. The shares were redeemed at a price of $25,000 per share (an aggregate price of $75,000,000) plus any accrued and unpaid dividends through the redemption date on March 10, 2005. Management believes that the redemption of the W28 preferred shares will not affect the Municipal Target Trust’s ability to satisfy the terms of the remaining preferred shares outstanding.

Note 6. Dividends

Subsequent to June 30, 2005, the Board of each Trust declared dividends from undistributed earnings per common share payable August 1, 2005, to shareholders of record on July 4, 2005. The per share common dividends declared were:

Trust	Common Dividend Per Share	Trust	Common Dividend Per Share

Municipal Insured 2008	$0.066250	California 2018	$0.061250
Insured Municipal	0.047917	Florida Insured 2008	0.062500
Municipal 2018	0.075500	Florida 2020	0.055625
Municipal 2020	0.066250	New York Insured 2008	0.062500
Municipal Target	0.031125	New York 2018	0.061250
Municipal Strategic	0.091625	Pennsylvania Strategic	0.075500
California Insured 2008	0.064375

The dividends declared on preferred shares for the period July 1, 2005, to July 31, 2005, for each of the Trusts were as follows:

Trust	Series	Dividends Declared	Trust	Series	Dividends Declared

Municipal Insured 2008	T7	178,525	California Insured 2008	W7	85,346
	R7	95,007		W28	52,354
	T28	90,434	California 2018	M7	78,490
	R28	84,934	Florida Insured 2008	R7	187,385
Insured Municipal	M7	164,761	Florida 2020	F7	79,687
	M28	113,698	New York Insured 2008	F7	95,818
Municipal 2018	W7	115,474		F28	68,862
	R7	150,700	New York 2018	T7	43,357
Municipal 2020	M7	99,930	Pennsylvania Strategic	W7	30,310
	W7	97,988
	F7	95,336
Municipal Target	W7	229,912
	F7	117,330
Municipal Strategic	W7	102,821

DIVIDEND REINVESTMENT PLANS

          Pursuant to each Trust’s Dividend Reinvestment Plan (the “Plan”), common shareholders of the 2008 Trusts, Insured Municipal and Municipal Target may elect, while the common shareholders of the 2018 Trusts, 2020 Trusts and Strategic Trusts are automatically enrolled, to have all distributions of dividends and capital gains reinvested by EquiServe Trust Company, N.A. (the “Plan Agent”) in the respective Trust’s shares pursuant to the Plan. Shareholders who do not participate in the Plan will receive all distributions in cash paid by check and mailed directly to the shareholders of record (or if the shares are held in street or other nominee name, then to the nominee) by the Plan Agent, which serves as agent for the shareholders in administering the Plan.

          After a 2008 Trust, Insured Municipal, 2018 Trust, 2020 Trust and/or Municipal Target declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participants’ account, by the purchase of outstanding shares on the open market, on the Trust’s primary exchange or elsewhere (“open market purchases”). These Trusts will not issue any new shares under the Plan.

          After a Strategic Trust declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participants’ account, depending upon the circumstances described below, either (i) through receipt of unissued but authorized shares from the Trust (“newly issued shares”) or (ii) by open market purchases. If, on the dividend payment date, the NAV is equal to or less than the market price per share plus estimated brokerage commissions (such condition being referred to herein as “market premium”), the Plan Agent will invest the dividend amount in newly issued shares on behalf of the participants. The number of newly issued shares to be credited to each participant’s account will be determined by dividing the dollar amount of the dividend by the NAV on the date the shares are issued. However, if the NAV is less than 95% of the market price on the payment date, the dollar amount of the dividend will be divided by 95% of the market price on the payment date. If, on the dividend payment date, the NAV is greater than the market value per share plus estimated brokerage commissions (such condition being referred to herein as “market discount”), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participants in open market purchases.

          Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution.

          The Plan Agent’s fees for the handling of the reinvestment of dividends and distributions will be paid by each Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends and distributions. The automatic reinvestment of dividends and distributions will not relieve participants of any Federal income tax that may be payable on such dividends or distributions.

          Each Trust reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, each Trust reserves the right to amend the Plan to include a service charge payable by the participants. Participants that request a sale of shares through the Plan Agent are subject to a $2.50 sales fee and a $0.15 per share sold brokerage commission. All correspondence concerning the Plan should be directed to the Plan Agent at 250 Royall Street, Canton, MA 02021, or by calling (800) 699-1BFM.

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENTS

          At a meeting held on May 26, 2005, the board of trustees (the “Board” or the “Trustees”) of each trust (each a “Trust”), including the independent trustees (the “Independent Trustees”), unanimously approved the continuance of an Investment Management Agreement between each Trust and BlackRock Advisors, Inc. (the “Advisor”). For each Investment Management Agreement, the Boards also approved a related Sub-Investment Advisory Agreement, when applicable, among each respective Trust, the Advisor and BlackRock Financial Management, Inc. (the “Sub-Advisor”). The Investment Management Agreements and the Sub-Investment Advisory Agreements sometimes are referred to herein collectively as the “Agreements”. The Advisor and the Sub-Advisor sometimes are referred to herein collectively as “BlackRock”.

Information Received by the Boards

          To assist each Board in its evaluation of the Agreements, the Independent Trustees received information from BlackRock on or about April 27, 2005 which detailed, among other things: the organization, business lines and capabilities of BlackRock, including the responsibilities of various departments and key personnel and biographical information relating to key personnel; financial statements for BlackRock, Inc., the PNC Financial Services Group, Inc. and each Trust; the advisory and/or administrative fees paid by each Trust to BlackRock, including comparisons, compiled by an independent third party, with the management fees of funds with similar investment objectives (“Peers”); the profitability of BlackRock and certain industry profitability analyses for advisors to registered investment companies; the expenses of BlackRock in providing the various services; non-investment advisory reimbursements and “fallout” benefits to BlackRock; the expenses of each Trust, including comparisons of the respective Trust’s expense ratios (both before and after any fee waivers) with the expense ratios of its Peers; and each Trust’s performance for the past one-, three-, five- and ten-year periods, when applicable, as well as each Trust’s performance compared to its Peers. This information supplemented the information received by each Board throughout the year regarding each Trust’s performance, expense ratios, portfolio composition, trade execution and compliance.

          In addition to the foregoing materials, independent legal counsel to the Independent Trustees provided a legal memorandum outlining, among other things, the duties of the Boards under the 1940 Act as well as the general principles of relevant law in reviewing and approving advisory contracts, the requirements of the 1940 Act in such matters, an advisor’s fiduciary duty with respect to advisory agreements and compensation, and the standards used by courts in determining whether investment company boards of directors have fulfilled their duties and factors to be considered by the boards in voting on advisory agreements.

          Prior to the Board meeting, the Independent Trustees reviewed a preliminary binder of information, and, in consultation with independent counsel, submitted a memorandum on May 12, 2005, to BlackRock setting forth certain questions and requests for additional information. BlackRock responded to these questions in writing on May 24, 2005 and May 25, 2005. The Independent Trustees reviewed these responses with independent counsel on May 25, 2005.

          At the Board meeting on May 26, 2005, BlackRock made a presentation to and responded to additional questions from the Boards. After the presentations and after reviewing the written materials, the Independent Trustees met in executive session with their legal counsel to review the Boards’ duties in reviewing the Agreements and to consider the renewal of the Agreements. With this background, the Boards considered each Agreement and, in consultation with independent counsel, reviewed the factors set out in judicial decisions and Securities and Exchange Commission statements relating to the renewal of the Agreements.

Matters Considered by the Boards

          In connection with their deliberations, the Boards considered all factors they believed relevant with respect to each Trust, including the following: the nature, extent and quality of the services to be provided by BlackRock; the investment performance of each Trust; the costs of the services to be provided and profits to be realized by BlackRock and its affiliates from their relationship with the Trusts; the extent to which economies of scale would be realized as the BlackRock closed-end complex grows; and whether BlackRock realizes other benefits from its relationship with the Trusts.

          Nature and Quality of Investment Advisory and Sub-Advisory Services. In evaluating the nature, extent and quality of BlackRock’s services, the Boards reviewed information concerning the types of services that BlackRock provides and is expected to provide to each Trust, narrative and statistical information concerning each Trust’s performance record and how such performance compares to each Trust’s Peers, information describing BlackRock’s organization and its various departments, the experience and responsibilities of key personnel and available resources. The Boards further noted the willingness of the personnel of BlackRock to engage in open, candid discussions with the Boards. The Boards further considered the quality of BlackRock’s investment process in making portfolio management decisions. Given the Boards’ experience with BlackRock, the Boards noted that they were familiar with and continue to have a good understanding of the organization, operations and personnel of BlackRock.

          In addition to advisory services, the Independent Trustees considered the quality of the administrative or non-investment advisory services provided to the Trusts. In this regard, BlackRock provides each Trust with such administrative and other services (exclusive of, and in addition to, any such services provided by others for the Trusts) and officers and other personnel as are necessary for the operations of the respective Trust. In addition to investment management services, BlackRock and its affiliates provide each Trust with a wide range of services, including: preparing shareholder reports and communications, including annual and semi-annual financial statements and Trust web sites; communications with analysts to support secondary market trading; assisting with daily accounting and pricing; preparing periodic filings with regulators and stock exchanges; overseeing and coordinating the activities of other service providers; administering and organizing Board meetings and preparing the Board materials for such meetings; providing legal and compliance support (such as helping to prepare proxy statements and responding to regulatory inquiries); and performing other Trust administrative tasks necessary for the operation of the respective Trust (such as tax reporting and fulfilling regulatory filing requirements). In addition, in evaluating the administrative services, the Boards considered, in particular, BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations in light of the new Securities and Exchange Commission regulations governing compliance. The Boards noted BlackRock’s focus on compliance and its compliance systems. The Independent Trustees noted that BlackRock’s commitment to supporting the secondary market for the common shares of its closed-end funds is particularly noteworthy.

          The Investment Performance of the Trusts. As previously noted, the Boards received myriad performance information regarding each Trust and its Peers. Among other things, the Boards received materials reflecting each Trust’s historic performance and each Trust’s performance compared to its Peers. More specifically, each Trust’s one-, three-, five- and ten-year total returns (when applicable) were evaluated relative to its respective Peers (including the performance of individual peers as well as the Peers’ average performance).

          The Boards also reviewed a narrative analysis of the Peer rankings that was prepared by an independent third party and summarized by BlackRock at the Boards’ request. The summary placed the Peer rankings into context by analyzing various factors that affect these comparisons. In evaluating the performance information, in certain limited instances, the Boards noted that the Peers most similar to a given Trust still would not adequately reflect such Trust’s investment objectives and strategies, thereby limiting the usefulness of the comparisons of such Trust’s performance with that of its Peers. The Boards noted the quality of information provided by BlackRock throughout the year with respect to the performance of the Trusts. The Boards considered this information in connection with its deliberations as to whether the level of management services provided to each Trust, in light of all the other facts and circumstances relating to that Trust, supports a conclusion that the Trust’s Agreement should be renewed.

          Fees and Expenses. In evaluating the management fees and expenses that a Trust is expected to bear, the Boards considered each Trust’s current management fee structure and the Trust’s expected expense ratios in absolute terms as well as relative to the fees and expense ratios of applicable Peers. In reviewing fees, the Boards, among other things, reviewed comparisons of each Trust’s gross management fees before and after any applicable reimbursements and fee waivers and total expense ratios before and after any applicable waivers with those of the applicable Peers. The Boards also reviewed a narrative analysis of the Peer rankings that was prepared by an independent third party and summarized by BlackRock at the request of the Boards. This summary placed the rankings into context by analyzing various factors that affect these comparisons.

          The Boards also compared the management fees charged to the Trusts by BlackRock to the management fees BlackRock charges other types of clients (such as open-end investment companies and institutional separately managed accounts). With respect to open-end investment com-

panies, the management fees charged to the Trusts generally were higher than those charged to the open-end investment companies. The Boards also noted that BlackRock provides the Trusts with certain services not provided to open-end funds, such as leverage management in connection with the issuance of preferred shares, stock exchange listing compliance requirements, rating agency compliance with respect to the leverage employed by the Trusts and secondary market support and other services not provided to the Trusts, such as monitoring of subscriptions and redemptions. With respect to separately managed institutional accounts, the management fees for such accounts were generally lower than those charged to the comparable Trusts. The Boards noted, however, the various services that are provided and the costs incurred by BlackRock in managing and operating the Trusts. For instance, BlackRock and its affiliates provide numerous services to the Trusts that are not provided to institutional accounts including, but not limited to: preparing shareholder reports and communications, including annual and semi-annual financial statements; preparing periodic filings with regulators and stock exchanges; overseeing and coordinating the activities of other service providers; administering and organizing Board meetings and preparing the Board materials for such meetings; income monitoring; expense budgeting; preparing proxy statements; and performing other Trust administrative tasks necessary for the operation of the respective Trust (such as tax reporting and fulfilling regulatory filing requirements). Further, the Boards noted the increased compliance requirements for the Trusts in light of new Securities and Exchange Commission regulations and other legislation. These services are generally not required to the same extent, if at all, for separate accounts.

          The Boards considered this information in connection with its deliberations as to whether the fees paid by each Trust under its Agreements, in light of all the other facts and circumstances relating to that Trust, supports a conclusion that the Trust’s Agreements should be renewed.

          Profitability. The Trustees also considered BlackRock’s profitability in conjunction with their review of fees. The Trustees reviewed BlackRock’s revenues, expenses and profitability margins on an after-tax basis. In reviewing profitability, the Trustees recognized that one of the most difficult issues in determining profitability is establishing a method of allocating expenses. The Trustees also reviewed BlackRock’s assumptions and methodology of allocating expenses. In this regard, the methods of allocation used appeared reasonable but the Boards noted the inherent limitations in allocating costs among various advisory products. The Boards also recognized that individual fund or product line profitability of other advisors is generally not publicly available.

          The Boards recognized that profitability may be affected by numerous factors including, among other things, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited. Nevertheless, to the extent available, the Boards considered BlackRock’s pre-tax profit margin compared to the pre-tax profitability of various publicly-traded investment management companies and/or investment management companies that publicly disclose some or all of their financial results.

          In evaluating the reasonableness of BlackRock’s compensation, the Boards also considered any other revenues paid to BlackRock, including partial reimbursements paid to BlackRock for certain non-investment advisory services. The Boards noted that these payments were less than BlackRock’s costs for providing these services. The Boards also considered indirect benefits (such as soft dollar arrangements) that BlackRock and its affiliates are expected to receive that are attributable to their management of the Trusts.

          In reviewing each Trust’s fees and expenses, the Boards examined the potential benefits of economies of scale, and whether any economies of scale should be reflected in the Trust’s fee structures, for example through the use of breakpoints. In this connection, the Boards reviewed information provided by BlackRock, noting that most closed-end fund complexes do not have fund-level breakpoints, as closed-end funds generally do not experience substantial growth after their initial public offering and each fund is managed independently consistent with its own investment objectives. The information also revealed that only one closed-end fund complex used a complex-level breakpoint structure, and that this complex generally is homogeneous with regard to the types of funds managed and is about four times as large as the Trust’s complex. The Boards concluded that breakpoints were not warranted at this time.

          Other Benefits. In evaluating fees, the Boards also considered indirect benefits or profits BlackRock or its affiliates may receive as a result of their relationships with the Trusts. The Trustees, including the Independent Trustees, considered the intangible benefits that accrue to BlackRock and its affiliates by virtue of their relationships with the Trusts, including potential benefits accruing to BlackRock and its affiliates as a result of potentially stronger relationships with members of the broker-dealer community, increased name recognition of BlackRock and its affiliates, enhanced sales of other investment funds and products sponsored by BlackRock and its affiliates and increased assets under management which may increase the benefits realized by BlackRock from soft dollar arrangements with broker-dealers. The Boards also considered the unquantifiable nature of these potential benefits.

          Miscellaneous. During the Boards’ deliberations in connection with the Agreements, the Boards were aware that the Advisor pays compensation, out of its own assets, to the lead underwriter and to certain qualifying underwriters of many of its closed-end funds, and to employees of BlackRock and its affiliates that participated in the offering of such funds. The Boards considered whether the management fee met applicable standards in light of the services provided by BlackRock, without regard to whether BlackRock ultimately pays any portion of the anticipated compensation to the underwriters.

Conclusion

          The Trustees did not identify any single factor discussed above as all-important or controlling. The Trustees, including a majority of Independent Trustees, determined that each of the factors described above, in light of all the other factors and all of the facts and circumstances applicable to each respective Trust, was acceptable for each Trust and supported the Trustees’ conclusion that the terms of each Agreement were fair and reasonable, that the respective Trust’s fees are reasonable in light of the services provided to the respective Trust, and that the renewal of each Agreement should be approved.

ADDITIONAL INFORMATION

          We are required by the Internal Revenue Code to advise you within 60 days of a Trust’s tax year-end as to the Federal tax status of dividends paid by the Trusts during such tax year. Accordingly, during the tax year-end June 30, 2005, all dividends paid by the Strategic Trusts (the only Trusts with June 30th tax year-ends) were federally tax-exempt interest dividends.

          The Joint Annual Meeting of Shareholders was held on May 26, 2005, to elect a certain number of Directors/Trustees for each of the following Trusts to three-year terms, unless otherwise indicated, expiring in 2008:

Municipal Insured 2008

Elected the Class I Director as follows:

Director	Votes For	Votes Withheld

R. Glenn Hubbard[1]	25,134,043	950,502

Elected the Class II Director as follows:

Director	Votes For	Votes Withheld

Kathleen F. Feldstein[1]	25,127,028	957,517

Elected the Class III Directors as follows:

Director	Votes For	Votes Withheld

Andrew F. Brimmer	25,125,347	959,198
Kent Dixon	25,151,329	933,216
Robert S. Kapito	25,151,737	932,808

Insured Municipal

Elected the Class I Directors as follows:

Director	Votes For	Votes Withheld

Richard E. Cavanagh[2]	6,279	14
R. Glenn Hubbard	24,505,715	322,870
James Clayburn La Force, Jr.	24,490,729	337,856

Elected the Class II Director as follows:

Director	Votes For	Votes Withheld

Kathleen F. Feldstein[1]	24,491,783	336,802

Municipal 2018

Elected the Class I Trustees as follows:

Trustee	Votes For	Votes Withheld

Richard E. Cavanagh[2]	5,165	176
R. Glenn Hubbard	15,565,463	205,676
James Clayburn La Force, Jr.	15,559,484	211,655

Elected the Class II Trustee as follows:

Trustee	Votes For	Votes Withheld

Kathleen F. Feldstein[1]	15,548,699	222,440

Municipal 2020

Elected the Class II Trustees as follows:

Trustee	Votes For	Votes Withheld

Frank J. Fabozzi[2]	6,951	13
Kathleen F. Feldstein	19,748,832	357,782
Walter F. Mondale	19,714,249	392,365
Ralph L. Schlosstein	19,750,067	356,547

Municpal Target

Elected the Class I Directors as follows:

Director	Votes For	Votes Withheld

Richard E. Cavanagh[2]	11,303	25
R. Glenn Hubbard	42,403,512	794,365
James Clayburn La Force, Jr.	42,357,139	840,738

Elected the Class II Director as follows:

Director	Votes For	Votes Withheld

Kathleen F. Feldstein[1]	42,376,847	821,030

Municipal Strategic

Elected the Class II Trustees as follows:

Trustee	Votes For	Votes Withheld

Frank J. Fabozzi[2]	2,244	1
Kathleen F. Feldstein	6,830,641	94,495
Walter F. Mondale	6,821,510	103,626
Ralph L. Schlosstein	6,845,647	79,489

California Insured 2008

Elected the Class I Director as follows:

Director	Votes For	Votes Withheld

R. Glenn Hubbard[1]	10,059,947	95,837

Elected the Class II Director as follows:

Director	Votes For	Votes Withheld

Kathleen F. Feldstein[1]	10,060,327	95,457

Elected the Class III Directors as follows:

Director	Votes For	Votes Withheld

Andrew F. Brimmer	10,060,039	95,745
Kent Dixon	10,061,382	94,402
Robert S. Kapito	10,061,147	94,637

California 2018

Elected the Class I Trustees as follows:

Trustee	Votes For	Votes Withheld

Richard E. Cavanagh[2]	2,209	—
R. Glenn Hubbard	6,384,551	28,322
James Clayburn La Force, Jr.	6,387,185	25,688
Elected the Class II Trustee as follows:

Trustee	Votes For	Votes Withheld

Kathleen F. Feldstein[1]	6,385,099	27,774

Florida Insured 2008

Elected the Class III Trustees as follows:

Trustee	Votes For	Votes Withheld

Andrew F. Brimmer	8,346,838	139,035
Kent Dixon	8,388,849	97,024
Robert S. Kapito	8,336,725	149,148

Florida 2020

Elected the Class II Trustees as follows:

Trustee	Votes For	Votes Withheld

Frank J. Fabozzi[2]	1,956	—
Kathleen F. Feldstein	5,379,180	53,584
Walter F. Mondale	5,374,513	58,251
Ralph L. Schlosstein	5,382,180	50,584

New York Insured 2008

Elected the Class I Director as follows:

Director	Votes For	Votes Withheld

R. Glenn Hubbard[1]	9,579,899	662,980

Elected the Class II Director as follows:

Director	Votes For	Votes Withheld

Kathleen F. Feldstein[1]	9,586,065	656,814

Elected the Class III Directors as follows:

Director	Votes For	Votes Withheld

Andrew F. Brimmer	9,587,623	655,256
Kent Dixon	9,589,440	653,439
Robert S. Kapito	9,595,362	647,517

New York 2018

Elected the Class I Trustees as follows:

Trustee	Votes For	Votes Withheld

Richard E. Cavanagh[2]	1,248	8
R. Glenn Hubbard	3,441,271	35,120
James Clayburn La Force, Jr.	3,441,271	35,120

Elected the Class II Trustee as follows:

Trustee	Votes For	Votes Withheld

Kathleen F. Feldstein[1]	3,436,717	39,674

Pennsylvania Strategic

Elected the Class II Trustees as follows:

Trustee	Votes For	Votes Withheld

Frank J. Fabozzi[2]	545	8
Kathleen F. Feldstein	1,922,351	20,480
Walter F. Mondale	1,915,862	26,969
Ralph L. Schlosstein	1,926,187	16,644

[1]

Mr. Hubbard and Ms. Feldstein will serve until the end of the term for the Class of Directors/Trustees to which they were elected, if such class was not standing for election at the May 26, 2005, Annual Shareholder Meeting.

[2]	Voted on by the holders of preferred shares only.

          The following Trusts had an additional proposal (Proposal #2A) to amend its respective Declaration of Trust in order to change the maximum number of permitted Trustees allowed on its respective Board to 11:

	Votes For	Votes Against	Votes Withheld

Municipal 2018	15,175,519	341,201	254,418
Municipal 2020	19,317,546	506,803	282,264
California 2018	6,322,300	52,424	38,149
Florida 2020	5,292,795	96,583	43,386
New York 2018	3,406,203	42,537	27,651

          The following Trust had an additional proposal (Proposal #2B) to amend its Declaration of Trust in order to reduce the maximum number of permitted Trustees allowed on its Board from 15 to 11:

	Votes For	Votes Against	Votes Withheld

Florida Insured 2008	8,324,731	97,491	63,651

          During the period, there were no material changes in any Trust’s investment objective or policies or to any Trust’s charters or by-laws that were not approved by the shareholders or in the principle risk factors associated with investment in the Trusts. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Trusts’ portfolios.

          Quarterly performance and other information regarding the Trusts may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com/indiv/products/closedendfunds/funds.html. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended, to incorporate BlackRock’s website into this report.

          Certain of the officers of the Trusts listed on the inside back cover of this Report to Shareholders are also officers of the Advisor or Sub-Advisor. They serve in the following capacities for the Advisor or Sub-Advisor: Robert S. Kapito—Director and Vice Chairman of the Advisor and the Sub-Advisor, Kevin M. Klingert—Director of BlackRock Advisors, Inc. and Managing Director of the Advisor and the Sub-Advisor, Henry Gabbay, Anne Ackerley and Bartholomew Battista—Managing Directors of the Advisor and the Sub-Advisor, James Kong and Vincent Tritto—Managing Directors of the Sub-Advisor, and Brian P. Kindelan—Managing Director of the Advisor.

BlackRock Closed-End Funds

Directors/Trustees	Transfer Agent
Ralph L. Schlosstein, Chairman	Equiserve Trust Company, N.A.
Andrew F. Brimmer	c/o Computershare Investor Services
Richard E. Cavanagh	250 Royall Street
Kent Dixon	Canton, MA 02021
Frank J. Fabozzi	(800) 699-1BFM
Kathleen F. Feldstein[1]
R. Glenn Hubbard[2]	Auction Agent[3]
Robert S. Kapito	Bank of New York
James Clayburn La Force, Jr.	101 Barclay Street, 7 West
Walter F. Mondale	New York, NY 10286

Officers	Auction Agent[4]
Robert S. Kapito, President	Deutsche Bank Trust Company Americas
Henry Gabbay, Treasurer	60 Wall Street, 27th Floor
Bartholomew Battista, Chief Compliance Officer	New York, NY 10005
Anne Ackerley, Vice President
Kevin M. Klingert, Vice President	Independent Registered Public Accounting Firm
James Kong, Assistant Treasurer	Deloitte & Touche LLP
Vincent B. Tritto, Secretary	200 Berkeley Street
Brian P. Kindelan, Assistant Secretary	Boston, MA 02116

Investment Advisor	Legal Counsel
BlackRock Advisors, Inc.	Skadden, Arps, Slate, Meagher & Flom LLP
100 Bellevue Parkway	Four Times Square
Wilmington, DE 19809	New York, NY 10036
(800) 227-7BFM
Legal Counsel – Independent Trustees
Sub-Advisor[3]	Debevoise & Plimpton LLP
BlackRock Financial Management, Inc.	919 Third Avenue
40 East 52nd Street	New York, NY 10022
New York, NY 10022
Accounting Agent and Custodian State Street Bank and Trust Company 225 Franklin Street

          This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

Boston, MA 02110	BlackRock Closed-End Funds
c/o BlackRock Advisors, Inc.
100 Bellevue Parkway
Wilmington, DE 19809
(800) 227-7BFM

[1]	Appointed as a Director/Trustee of the 2008 Trusts, Strategic Trusts, Insured Municipal Trust and Municipal Target Trust on January 19, 2005, and elected by Shareholders on May 26, 2005.
[2]

Appointed as a Director/Trustee of each Trust on November 16, 2004. Elected by Shareholders on May 26, 2005, as a Director/Trustee for each Trust, except the 2020 Trusts, Strategic Trusts and Florida Insured 2008 Trust, for which Mr. Hubbard’s class of Directors/Trustees did not stand for election.

[3]	For the 2018 Trusts and 2020 Trusts.
[4]	For the Trusts, except the 2018 Trusts and 2020 Trusts.

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trusts at (800) 699-1BFM.

The Trusts have delegated to the Advisor the voting of proxies relating to their voting securities pursuant to the Advisor’s proxy voting policies and procedures. You may obtain a copy of these proxy voting policies and procedures, without charge, by calling (800) 699-1BFM. These policies and procedures are also available on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov.

Information on how proxies relating to the Trusts’ voting securities were voted (if any) by the Advisor during the most recent 12-month period ended December 31st is available, upon request, by calling (800) 699-1BFM or on the website of the Commission at http://www.sec.gov.

The Trusts file their complete schedule of portfolio holdings for the first and third quarters of their respective fiscal years with the Commission on Form N-Q. Each Trust’s Form N-Q will be available on the Commission’s website at http://www.sec.gov. Each Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Each Trust’s Form N-Q may also be obtained upon request, without charge, by calling (800) 699-1BFM.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

CEF-SEMI-4

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants. Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

The Registrant’s Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable because no such purchases were made during the period covered by this report.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable because no applicable matters were voted on by shareholders during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures are effective, as of such date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable.

(a) (2) Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a) (3) Not applicable.

(b) Certification of Principal Executive and Financial Officers pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock Pennsylvania Strategic Municipal Trust

By: /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer
Date: 8/19/05

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: 8/19/05

By: /s/ Henry Gabbay
Name: Henry Gabbay
Title: Principal Financial Officer
Date: 8/19/05